[VISTA LOGO]
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- VISTA TAX FREE INCOME FUND
  (Class A and Class B Shares)

- VISTA NEW YORK TAX FREE INCOME FUND
  (Class A and Class B Shares)

- VISTA CALIFORNIA INTERMEDIATE TAX FREE INCOME FUND
  (Class A Shares)
--------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                               SEMIANNUAL REPORT
                                                               FEBRUARY 28, 1997
                                                                  (UNAUDITED)

CONTENTS

       Chairman's Letter                                                1

       Fund Commentaries                                                2

       Portfolio of Investments                                         8

       Notes to Financial Statements                                   20

       Per Share Data                                                  25

As noted six months ago, we are in the process of redesigning your Shareholder Reports to include even more information about your Fund, its current investment strategy and how it is performing. In order to launch this new design at your Fund's year-end, we are planning to introduce the new format with your next Annual Report.

                                                                  April 10, 1997

Dear Shareholder:

We are pleased to present this semi-annual report for Vista Tax-Free Income Fund, Vista New York Tax Free Income Fund and Vista California Intermediate Tax Free Income Fund for the six months ended February 28, 1997. Inside, you'll find information on the performance of each fund over the past six months along with a market overview and portfolio commentary.

ECONOMIC GROWTH REPORTS CONTINUE TO DRIVE FIXED INCOME MARKETS

Over the six-month period, the yield on the 30-year U.S. Treasury bond declined from 7.12% to 6.87% as fixed income markets continued to be driven by concerns about the strength of the economy. In the fall, markets rallied strongly on reports of a slowing economy. However, by mid-February, signs of a stronger economy emerged and long-term rates began trending upward. As the reporting period ended, most market participants expected the Federal Reserve Board to raise the Federal Funds rate in a pre-emptive strike against potential inflation.

MARKETS REACT TO IMPROVING STATE FINANCES & CONCERNS OVER WELFARE REFORM

Actions in Washington once again had a large impact on municipal bonds. Most recently, the passage of Federal welfare reform has created concerns about the ability of cities and counties with high welfare caseloads to meet their obligations, especially in California and New York. When combined with improving state finances, these concerns led many investors to favor state-appropriated debt over that of cities and counties.

POSITIVE TOTAL RETURNS IN A VOLATILE ENVIRONMENT

Despite the volatile interest rate environment, each of the Vista Tax Free Funds delivered a positive total return over the reporting period. This was due in large part to the expertise and intensive work of our experienced team of portfolio managers and analysts.

We appreciate the confidence you have placed in us and look forward to serving your investment needs for many years to come. If you have any questions, please call your investment professional or 1-800-34-VISTA.

Sincerely,

/s/ Fergus Reid
Fergus Reid
Chairman

INVESTMENTS IN THE FUNDS ARE NOT DEPOSITS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK, AND THE SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENTS IN MUTUAL FUNDS INVOLVE RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

Vista Tax Free Income Fund

Vista Tax Free Income Fund, which seeks to provide tax-exempt income through a portfolio of higher-quality municipal bonds of varying maturities, finished the six months ended February 28, 1997 with a total return of 5.53% (Class A, without sales charge). This positive performance was achieved during a period of rapidly-changing interest rate expectations.

INTEREST RATES FALL, THEN RISE

The six months began with interest rates falling in response to reports of an economic slowdown. At that time, a slightly-long duration helped the Fund participate in the market rally. As 1996 ended, however, the Fund's management team began shortening duration with the expectation that economic growth would accelerate. This stance proved to be correct.

While making slight adjustments to the portfolio in response to economic growth, the management team's main emphasis remained on analyzing and finding value in specific securities. In late 1996, for example, the management team sold off holdings in the bonds of high-cost electric power providers based on credit concerns. This move later proved beneficial for shareholders, as many of these securities were downgraded by the ratings agencies.

FUND FAVORS STATE DEBT

Two main factors led the management team to generally shift assets from city and county bonds to state-appropriated debt. The first was an ongoing concern over the effect welfare reform would have on the finances of cities and counties, particularly in areas with high welfare rolls such as California and New York. Additionally, states continued to benefit from higher-than-expected tax revenues thanks to the expanding national economy, leading several states to receive upgrades from the ratings agencies.

As the reporting period ended, the Fund's portfolio continued to reflect the management team's cautious stance with regard to interest rates and was slightly underweight in New York on a tactical basis due to a tremendous amount of new supply of state debt. Moving forward, the management team will continue to apply in-depth research in search of high-quality securities that the team believes may provide the most value for shareholders.

                   AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/97

                                 WITHOUT           WITH
       CLASS A SHARES          SALES CHARGE    SALES CHARGE
                               ------------    ------------
One Year....................       5.22%           0.49%
Five Years..................       7.93%           6.94%
Since Inception (9/8/87)....       9.03%           8.50%

                                 WITHOUT           WITH
       CLASS B SHARES              CDSC           CDSC*
                               ------------    ------------
One Year....................       4.35%          -0.65%
Five Years+.................       7.32%           5.32%
Since Inception (9/8/87)+...       8.70%           8.70%

* Assumes a 5% CDSC for the one year period and a 2% CDSC for the period since inception.

+ The Fund commenced operations on 9/8/97. Class B Shares were introduced on
  11/4/93. Investors should note that the information presented for B Shares prior to their introduction is based upon historical expenses of the predecessor Class A Shares, which are lower than the actual expenses of the B Shares. Additionally, annualized figures have been restated to reflect the maximum 5% contingent deferred sales charge that applies to the Fund's B Shares.

                 GROWTH OF HYPOTHETICAL $10,000 INVESTMENTS IN

           VISTA TAX FREE INCOME FUND AND THE LEHMAN MUNI BOND INDEX

       MEASUREMENT PERIOD          TAX FREE INCOME    LEHMAN MUNI BOND
     (FISCAL YEAR COVERED)                -A               INDEX
09/7/87                                     9550.00           10000.00
10/31/87                                    9626.40           10036.00
11/30/87                                    9807.85           10297.94
12/31/87                                    9917.67           10447.26
01/31/88                                   10302.12           10819.18
02/29/88                                   10388.13           10933.87
03/31/88                                   10106.60           10805.94
04/30/88                                   10139.17           10888.06
05/31/88                                   10150.08           10856.49
06/30/88                                   10318.58           11014.99
07/31/88                                   10365.76           11086.59
08/31/88                                   10429.40           11095.46
09/30/88                                   10671.57           11296.29
10/31/88                                   10957.31           11495.10
11/30/88                                   10830.52           11390.50
12/31/88                                   10952.93           11506.68
01/31/89                                   11124.99           11744.87
02/28/89                                   11020.50           11610.98
03/31/89                                   11034.30           11583.11
04/30/89                                   11279.98           11858.79
05/31/89                                   11524.92           12104.27
06/30/89                                   11701.14           12268.88
07/31/89                                   11832.72           12435.74
08/31/89                                   11639.16           12313.87
09/30/89                                   11573.15           12276.93
10/31/89                                   11776.73           12427.94
11/30/89                                   11991.56           12645.42
12/31/89                                   12055.38           12749.12
01/31/90                                   11907.10           12689.20
02/28/90                                   12056.22           12802.13
03/31/90                                   12056.22           12805.97
04/30/90                                   11838.59           12713.77
05/31/90                                   12197.68           12990.93
06/30/90                                   12322.34           13105.25
07/31/90                                   12558.95           13297.89
08/31/90                                   12226.71           13105.08
09/30/90                                   12298.98           13112.94
10/31/90                                   12503.97           13351.59
11/30/90                                   12863.62           13619.96
12/31/90                                   12926.31           13678.53
01/31/91                                   13083.95           13861.82
02/28/91                                   13179.06           13982.42
03/31/91                                   13187.64           13986.61
04/30/91                                   13397.16           14174.03
05/31/91                                   13555.80           14300.18
06/30/91                                   13467.34           14285.88
07/31/91                                   13705.36           14460.17
08/31/91                                   13922.03           14651.04
09/30/91                                   14090.51           14841.51
10/31/91                                   14252.31           14975.08
11/30/91                                   14336.90           15017.01
12/31/91                                   14741.74           15339.88
01/31/92                                   14768.04           15375.16
02/29/92                                   14794.48           15379.77
03/31/92                                   14769.23           15385.92
04/30/92                                   14932.29           15522.86
05/31/92                                   15198.41           15706.03
06/30/92                                   15591.54           15969.89
07/31/92                                   16329.02           16448.98
08/31/92                                   16023.19           16289.43
09/30/92                                   16148.03           16395.31
10/31/92                                   15961.86           16234.64
11/30/92                                   16398.32           16525.24
12/31/92                                   16633.58           16693.79
01/31/93                                   16859.17           16887.44
02/28/93                                   17722.93           17498.77
03/31/93                                   17547.14           17313.28
04/30/93                                   17771.55           17488.14
05/31/93                                   17896.62           17586.08
06/30/93                                   18207.80           17879.77
07/31/93                                   18212.20           17903.01
08/31/93                                   18720.55           18275.39
09/30/93                                   18932.17           18483.73
10/31/93                                   18950.01           18518.85
11/30/93                                   18739.62           18355.88
12/31/93                                   19132.09           18743.19
01/31/94                                   19374.09           18956.87
02/28/94                                   18686.52           18465.88
03/31/94                                   17882.60           17714.32
04/30/94                                   17936.51           17864.89
05/31/94                                   18054.03           18020.32
06/30/94                                   18002.80           17910.39
07/31/94                                   18325.45           18238.15
08/31/94                                   18383.35           18301.99
09/30/94                                   18037.68           18032.95
10/31/94                                   17580.03           17711.96
11/30/94                                   17261.40           17391.38
12/31/94                                   17670.65           17773.99
01/31/95                                   18235.15           18282.32
02/28/95                                   18749.27           18814.34
03/31/95                                   18968.71           19030.70
04/30/95                                   18950.89           19053.54
05/31/95                                   19564.15           19661.35
06/30/95                                   19216.31           19490.29
07/31/95                                   19375.35           19675.45
08/31/95                                   19584.41           19925.33
09/30/95                                   19695.14           20050.86
10/31/95                                   20020.35           20341.60
11/30/95                                   20415.10           20679.27
12/31/95                                   20632.46           20877.79
01/31/96                                   20766.76           21036.46
02/29/96                                   20599.95           20893.41
03/31/96                                   20261.79           20625.98
04/30/96                                   20175.95           20568.22
05/31/96                                   20159.25           20560.00
06/30/96                                   20377.64           20784.10
07/31/96                                   20529.19           20971.16
08/31/96                                   20540.42           20966.96
09/30/96                                   20850.78           21260.50
10/31/96                                   21139.73           21500.74
11/30/96                                   21523.01           21894.21
12/31/96                                   21454.80           21802.25
01/31/97                                   21484.99           21843.68
02/28/97                                   21675.41           22044.64

SOURCE: Lipper Analytical Services, Inc. Past performance is not predictive of future performance. Investment return and principal will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in Class A shares of the Vista Tax Free Income Fund and the unmanaged Lehman Municipal Bond Index from September 7, 1987 to February 28, 1997. The performance of the Fund assumes reinvestment of all dividends and capital gains and includes a 4.50% sales charge. The Index's performance does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains on securities included in the benchmark.

The Lehman Municipal Bond Index is a total return performance benchmark for the long-term, investment grade tax-exempt bond market. Bonds included in the Lehman Municipal Bond Index are representative of the market.

A portion of the Fund's income may be subject to the Alternative Minimum Tax, and some investors may be subject to certain state and local taxes.

The Fund is currently waiving fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

Vista New York Tax Free Income Fund

Vista New York Tax Free Income Fund, which seeks to provide triple tax-exempt income through a portfolio of higher-quality, longer-term municipal bonds, finished the six months ended February 28, 1997 with a total return of 4.99% (Class A, without sales charge). This positive performance was achieved during a period of significant new supply in the market and rapidly-changing interest rate expectations.

SCARCITY OF NEW ISSUES ENDS

Supply and demand factors, always important in the muni bond market, played a major role in the investment management team's decision-making. Throughout the reporting period, there was significant new supply of New York issues, causing the state's bonds to underperform the general municipal market.

Several positive trends, however, offset the negative impact of this supply. These included strong demand from property and casualty insurance companies, increased retail investor interest and improving state finances. The management team took advantage of the new supply to upgrade the overall credit quality of the portfolio with emphasis on water and sewer bonds as well as state-appropriated debt.

MANAGEMENT TEAM ANTICIPATES HIGHER INTEREST RATES

The six months began with interest rates falling in response to reports of an economic slowdown. At this time, a slightly-long duration helped the Fund participate in the market rally. As 1996 ended, however, the Fund's management team began shortening duration with the expectation that economic growth would accelerate.

Moving forward, there is a possibility that New York state general obligation debt will be upgraded by the ratings agencies. Therefore, as the quarter ended, the management team was actively searching for issues which would potentially benefit from improving credit quality trends in a supply-rich market.

                   AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/97

                                  WITHOUT           WITH
       CLASS A SHARES           SALES CHARGE    SALES CHARGE
                                ------------    ------------
One Year.....................       5.01%           0.29%
Five Years...................       7.45%           6.47%
Since Inception (9/8/87).....       8.44%           7.91%

                                  WITHOUT           WITH
       CLASS B SHARES               CDSC           CDSC*
                                ------------    ------------
One Year.....................       4.38%          -0.62%
Five Years+..................       6.93%           4.93%
Since Inception (9/8/87)+....       8.16%           8.16%

* Assumes a 5% CDSC for the one year period and a 2% CDSC for the period since inception.

+ The Fund commenced operations on 9/8/97. Class B Shares were introduced on
  11/4/93. Investors should note that the information presented for B Shares prior to their introduction is based upon historical expenses of the predecessor Class A Shares, which are lower than the actual expenses of the B Shares. Additionally, annualized figures have been restated to reflect the maximum 5% contingent deferred sales charge that applies to the Fund's B Shares.

                 GROWTH OF HYPOTHETICAL $10,000 INVESTMENTS IN
                VISTA NY TAX FREE INCOME FUND AND ITS BENCHMARKS

   MEASUREMENT PERIOD      NY TAX FREE    LEHMAN MUNI     LIPPER NY
 (FISCAL YEAR COVERED)      INCOME - A     BOND INDEX    MUNI AVERAGE
09/07/87                        9550.00
09/30/87                        9550.00       10000.00       10000.00
10/31/87                        9626.40       10036.00       10045.00
11/30/87                        9846.05       10297.94       10323.25
12/31/87                        9947.28       10447.26       10540.03
01/31/88                       10253.57       10819.18       10956.37
02/29/88                       10442.22       10933.87       11060.45
03/31/88                       10170.37       10805.94       10823.76
04/30/88                       10190.08       10888.06       10874.63
05/31/88                       10201.96       10856.49       10881.15
06/30/88                       10357.07       11014.99       11051.99
07/31/88                       10409.11       11086.59       11120.51
08/31/88                       10448.37       11095.46       11159.43
09/30/88                       10649.03       11296.29       11371.46
10/31/88                       10900.97       11495.10       11625.05
11/30/88                       10738.79       11390.50       11485.54
12/31/88                       10889.55       11506.68       11660.13
01/31/89                       11049.44       11744.87       11830.36
02/28/89                       10956.93       11610.98       11725.07
03/31/89                       10949.52       11583.11       11707.49
04/30/89                       11279.39       11858.79       12006.03
05/31/89                       11555.49       12104.27       12234.14
06/30/89                       11720.26       12268.88       12394.41
07/31/89                       11841.58       12435.74       12525.79
08/31/89                       11703.23       12313.87       12401.78
09/30/89                       11627.62       12276.93       12344.73
10/31/89                       11738.93       12427.94       12450.90
11/30/89                       11959.32       12645.42       12641.40
12/31/89                       12047.28       12749.12       12740.00
01/31/90                       11896.97       12689.20       12604.96
02/28/90                       11984.93       12802.13       12712.10
03/31/90                       11957.72       12805.97       12680.32
04/30/90                       11736.58       12713.77       12520.55
05/31/90                       12066.67       12990.93       12844.83
06/30/90                       12219.95       13105.25       12996.40
07/31/90                       12448.13       13297.89       13240.73
08/31/90                       12219.90       13105.08       12965.32
09/30/90                       12249.16       13112.94       12914.76
10/31/90                       12391.54       13351.59       13045.20
11/30/90                       12675.31       13619.96       13343.93
12/31/90                       12747.78       13678.53       13385.30
01/31/91                       12928.01       13861.82       13570.02
02/28/91                       12989.17       13982.42       13643.29
03/31/91                       12966.28       13986.61       13697.87
04/30/91                       13197.52       14174.03       13922.51
05/31/91                       13320.37       14300.18       14028.32
06/30/91                       13261.71       14285.88       14017.10
07/31/91                       13450.82       14460.17       14252.59
08/31/91                       13676.64       14651.04       14464.95
09/30/91                       13912.23       14841.51       14690.60
10/31/91                       14086.76       14975.08       14831.63
11/30/91                       14123.10       15017.01       14849.43
12/31/91                       14427.99       15339.88       15158.30
01/31/92                       14328.85       15375.16       15065.84
02/29/92                       14369.49       15379.77       15124.59
03/31/92                       14374.75       15385.92       15174.50
04/30/92                       14525.65       15522.86       15339.91
05/31/92                       14782.38       15706.03       15576.14
06/30/92                       15200.72       15969.89       15900.12
07/31/92                       15853.33       16448.98       16493.20
08/31/92                       15533.57       16289.43       16237.55
09/30/92                       15578.30       16395.31       16286.27
10/31/92                       15293.69       16234.64       16014.29
11/30/92                       15708.18       16525.24       16406.64
12/31/92                       15907.45       16693.79       16613.36
01/31/93                       16146.14       16887.44       16816.04
02/28/93                       16880.82       17498.77       17487.00
03/31/93                       16715.13       17313.28       17306.89
04/30/93                       16915.71       17488.14       17500.72
05/31/93                       17020.00       17586.08       17624.98
06/30/93                       17328.29       17879.77       17924.60
07/31/93                       17370.02       17903.01       17922.81
08/31/93                       17770.31       18275.39       18315.32
09/30/93                       17926.98       18483.73       18516.79
10/31/93                       17941.55       18518.85       18551.97
11/30/93                       17761.69       18355.88       18344.19
12/31/93                       18102.25       18743.19       18725.75
01/31/94                       18308.91       18956.87       18926.11
02/28/94                       17775.85       18465.88       18449.17
03/31/94                       17112.87       17714.32       17630.03
04/30/94                       17210.57       17864.89       17642.37
05/31/94                       17356.16       18020.32       17813.50
06/30/94                       17233.07       17910.39       17690.59
07/31/94                       17526.72       18238.15       17996.64
08/31/94                       17616.76       18301.99       18063.23
09/30/94                       17334.58       18032.95       17712.80
10/31/94                       17002.61       17711.96       17331.97
11/30/94                       16592.10       17391.38       16865.74
12/31/94                       16999.79       17773.99       17317.75
01/31/95                       17422.00       18282.32       17792.25
02/28/95                       17882.66       18814.34       18354.49
03/31/95                       18069.97       19030.70       18506.83
04/30/95                       18097.30       19053.54       18523.49
05/31/95                       18623.59       19661.35       19119.94
06/30/95                       18456.64       19490.29       18865.65
07/31/95                       18564.06       19675.45       18984.50
08/31/95                       18817.36       19925.33       19199.02
09/30/95                       18891.18       20050.86       19296.94
10/31/95                       19199.17       20341.60       19611.48
11/30/95                       19506.76       20679.27       19988.02
12/31/95                       19651.19       20877.79       20195.90
01/31/96                       19796.20       21036.46       20290.82
02/29/96                       19600.77       20893.41       20120.37
03/31/96                       19397.50       20625.98       19788.39
04/30/96                       19374.22       20568.22       19705.28
05/31/96                       19379.98       20560.00       19703.31
06/30/96                       19580.58       20784.10       19912.16
07/31/96                       19716.47       20971.16       20101.33
08/31/96                       19604.94       20966.96       20053.08
09/30/96                       19890.50       21260.50       20363.91
10/31/96                       20157.19       21500.74       20624.56
11/30/96                       20497.02       21894.21       20995.81
12/31/96                       20404.76       21802.25       20888.73
01/31/97                       20396.46       21843.68       20882.46
02/28/97                       20583.19       22044.64       21070.40

SOURCE: Lipper Analytical Services, Inc. Past performance is not predictive of future performance. Investment return and principal will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in Class A shares of the Vista New York Tax Free Income Fund and the unmanaged Lehman Municipal Bond Index and the Lipper New York Municipal Average from September 7, 1987 to February 28, 1997. The performance of the Fund assumes reinvestment of all dividends and capital gains and includes a 4.50% sales charge. The performance of the average and the index does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and, for the Average, capital gains.

A portion of the Fund's income may be subject to the Alternative Minimum Tax, and some investors may be subject to certain state and local taxes.

The Fund is currently waiving fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

The Lehman Municipal Bond Index is a total return performance benchmark for the long-term, investment grade tax-exempt bond market. Bonds included in the Lehman Municipal Bond Index are representative of the market.

The Lipper New York Municipal Bond Funds Average represents the average performance of a universe of 101 New York tax-exempt municipal bond mutual funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

Vista California Intermediate Tax Free Income Fund

As the California economy continued to improve, Vista California Intermediate Tax Free Income Fund finished the six months ended February 28, 1997 with a total return of 4.38% (Class A, without sales charge). The Fund seeks to provide double tax-exempt income through a portfolio of higher-quality, intermediate-term municipal bonds.

WELFARE REFORM CONCERNS LEAD TO FOCUS ON STATE DEBT

Throughout the reporting period, the management team favored state-issued bonds as well as those of essential-service revenue sectors over the general obligation debt of cities and counties. The main reason for this bias was ongoing concern over the potential effects of welfare reform on municipalities given California's high welfare demands and number of immigrants.

Supply of new issues during the reporting period was thin, and the major activity in the portfolio involved repositioning among sectors. Specifically, the management team sold the bonds of high-cost electric power providers due to credit concerns. This move helped performance, as many of these securities were later downgraded by the ratings agencies. Additionally, the Fund continued to favor water and sewer bonds.

A FOCUS ON INDIVIDUAL SECURITIES IN AN UNCERTAIN INTEREST RATE ENVIRONMENT

Expecting that interest rates will be volatile in the months ahead, the management team ended the reporting period in search of credits that tend to be more stable, such as high-quality housing bonds. Moving forward, the management team will continue to apply in-depth research in search of high-quality securities it believes may provide the most value for shareholders.

                   AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/97

                                 WITHOUT           WITH
       CLASS A SHARES          SALES CHARGE    SALES CHARGE
                               ------------    ------------
One Year....................       4.97%           0.25%
Three Years.................       5.47%           3.86%
Since Inception (7/16/93)...       5.08%           3.75%

                 GROWTH OF HYPOTHETICAL $10,000 INVESTMENTS IN
             VISTA CA INT. TAX FREE INCOME FUND AND ITS BENCHMARKS

   MEASUREMENT PERIOD      CAL. INTERM.   LEHMAN MUNI     LIPPER CA
 (FISCAL YEAR COVERED)       TAX FREE      BOND INDEX    INT. AVERAGE
07/15/93                        9550.00
07/31/93                        9485.52       10000.00       10000.00
08/31/93                        9645.02       10208.00       10181.00
09/30/93                        9750.52       10324.37       10299.10
10/31/93                        9780.78       10343.99       10314.55
11/30/93                        9706.71       10252.96       10242.35
12/31/93                        9810.64       10469.30       10413.39
01/31/94                        9936.54       10588.65       10516.49
02/28/94                        9742.09       10314.40       10287.23
03/31/94                        9457.05        9894.61       10005.36
04/30/94                        9475.67        9978.71       10050.38
05/31/94                        9554.39       10065.52       10114.70
06/30/94                        9535.62       10004.12       10081.32
07/31/94                        9655.68       10187.20       10223.47
08/31/94                        9697.53       10222.86       10253.12
09/30/94                        9619.47       10072.58       10156.74
10/31/94                        9490.81        9893.29       10023.69
11/30/94                        9391.86        9714.22        9872.33
12/31/94                        9494.30        9927.93        9975.99
01/31/95                        9700.08       10211.87       10175.51
02/28/95                        9937.47       10509.04       10396.32
03/31/95                       10032.01       10629.89       10497.16
04/30/95                       10045.43       10642.65       10507.66
05/31/95                       10306.67       10982.15       10764.05
06/30/95                       10204.65       10886.60       10687.62
07/31/95                       10300.84       10990.02       10794.50
08/31/95                       10429.99       11129.60       10911.08
09/30/95                       10482.72       11199.71       10972.18
10/31/95                       10620.37       11362.11       11090.68
11/30/95                       10790.47       11550.72       11219.33
12/31/95                       10855.57       11661.61       11283.28
01/31/96                       10943.15       11750.24       11383.70
02/29/96                       10888.89       11670.33       11346.14
03/31/96                       10768.99       11520.95       11215.66
04/30/96                       10755.96       11488.70       11206.68
05/31/96                       10754.25       11484.10       11203.32
06/30/96                       10852.42       11609.28       11279.50
07/31/96                       10930.26       11713.76       11379.89
08/31/96                       10951.11       11711.42       11379.89
09/30/96                       11061.63       11875.38       11473.21
10/31/96                       11181.42       12009.57       11597.12
11/30/96                       11348.02       12229.34       11781.51
12/31/96                       11312.73       12177.98       11737.92
01/31/97                       11343.57       12201.12       11760.22
02/28/97                       11430.49       12313.37       11835.49

SOURCE: Lipper Analytical Services, Inc. Past performance is not predictive of future performance. Investment return and principal will fluctuate with market conditions. When shares are redeemed, they may be worth more or less than their original cost.

This chart illustrates comparative performance for $10,000 invested in Class A shares of the Vista California Intermediate Tax Free Income Fund, the unmanaged Lehman Municipal Bond Index and the Lipper California Intermediate Funds Average from July 15, 1993 to February 28, 1997. The Fund's performance includes a 4.50% sales charge and assumes the reinvestment of all dividends and capital gains. The performance of the average and the index does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and, for the Average, capital gains.

A portion of the Fund's income may be subject to the Alternative Minimum Tax, and some investors may be subject to certain state and local taxes.

The Fund is currently waiving fees. This voluntary waiver may be modified or terminated at any time, which would reduce performance.

The Lehman Municipal Bond Index is a total return performance benchmark for the long-term, investment grade tax-exempt bond market. Bonds included in the Lehman Municipal Bond Index are representative of the market.

The Lipper California Intermediate Municipal Debt Funds Average represents the average performance of a universe of 32 actively managed California tax-exempt municipal bond funds. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

VISTA TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited)

 Principal
  Amount       Issuer                                                           Value
------------------------------------------------------------------------------------

LONG-TERM MUNICIPAL BONDS -- 96.3%
------------------------------------------------------------------------------------
               ALASKA -- 0.2%
               -----------------------------------------------------------
$   150,000      Alaska North Slope, GO, 8.350%, 06/30/98                    $    158,250
                                                                             ------------
               ARKANSAS -- 2.0%
               -----------------------------------------------------------
                 Arkansas State, College Savings, Capital Appreciation,
                   Ser. A, zero coupon,
  1,530,000          GO, 0.000%, 06/01/14                                         602,438
  3,050,000          GO, 0.000%, 06/01/16                                       1,056,062
                                                                             ------------
                                                                                1,658,500
                                                                             ------------
               CALIFORNIA -- 25.2%
               -----------------------------------------------------------
    150,000      California Board of Regents, UCLA, Educational Facilities        166,313
                   Authority, Rev., 7.000%, 09/01/15
    150,000      California Educational Facilities Authority, Pepperdine          168,000
                   University, Rev., 7.200%, 11/01/15
  2,100,000      California State Department of Water Resources Central         2,026,500
                   Valley Project, Ser. Q, Rev., 5.250%, 12/01/17
                 Kern, California High School District, Ser. A,
  1,500,000          GO, 6.100%, 02/01/06                                       1,638,750
  1,720,000          GO, 6.100%, 02/01/07                                       1,879,100
  1,960,000          GO, 6.200%, 02/01/08                                       2,153,550
  2,200,000          GO, 6.200%, 02/01/09                                       2,411,750
    150,000      Orange County Water District, COP, 5.750%, 08/15/14              149,437
  2,000,000      Pasadena, California Electric, Rev., 5.375%, 08/01/12          1,990,000
  2,800,000      South Orange County Public Financing Authority, Senior         2,926,000
                   Lien, Ser. A, Special Tax, 6.200%, 09/01/13
  5,000,000      Southern California Public Water Authority Power Project,      5,018,750
                   San Juan Unit 3, Ser. A, Rev., 5.375%, 01/01/11
                                                                             ------------
                                                                               20,528,150
                                                                             ------------
               GEORGIA -- 7.7%
               -----------------------------------------------------------
  1,500,000      Fayette County School District, GO, 6.125%, 03/01/15           1,593,750
     50,000      Fulton County Water & Sewer, Rev., 8.250%, 01/01/14               52,855
  2,000,000      Georgia State, GO, 4.000%, 07/01/12                            1,735,000
  2,700,000      Municipal Electric Authority of Georgia, Project One,          2,868,750
                   Sub. Ser. A, Rev., 6.250%, 01/01/14
                                                                             ------------
                                                                                6,250,355
                                                                             ------------

                       See notes to financial statements.

VISTA TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited) (continued)

 Principal
  Amount       Issuer                                                           Value
-----------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS -- (CONTINUED)
-----------------------------------------------------------------------------------------
               ILLINOIS -- 7.1%
               ----------------
                 Chicago, Illinois, O'Hare International Airport,
$   150,000          Ser. A, Rev., 7.500%, 01/01/03                          $    161,813
  5,000,000          Special Facilities, United Air Lines, Ser. A, Rev.,        5,418,750
                       8.400%, 05/01/18
    100,000      Chicago, Illinois, Public Building Commission, Ser. A,           108,250
                   (FGIC Insured), Rev., 7.750%, 01/01/06
     65,000      Illinois Housing Development Authority, Ser. A, (FHA              67,600
                   Insured), Rev., 8.000%, 06/01/26
                                                                             ------------
                                                                                5,756,413
                                                                             ------------
               MARYLAND -- 0.2%
               ----------------
    135,000      Maryland State, Community Development Administration,            141,919
                   Housing & Community Development, Single Family Program,   ------------
                   2nd Series, Rev., 7.600%, 04/01/23
               MASSACHUSETTS -- 1.5%
               ---------------------
    110,000      Massachusetts State, Housing Finance Authority, Rev.,            115,087
                   7.750%, 12/01/20
  1,000,000      New England Education Loan Marketing Corp., Massachusetts      1,090,000
                   Student Loan, Sub-Issue H, Rev., 6.900%, 11/01/09
                                                                             ------------
                                                                                1,205,087
                                                                             ------------
               MICHIGAN -- 2.0%
               ----------------
  1,000,000      Michigan State, Housing Authority, Rental Housing, Ser.        1,067,500
                   B, Rev., 7.550%, 04/01/23
    500,000      Wayne County, Building Authority, Ser. A, GO, 8.000%,            584,375
                   03/01/17
                                                                             ------------
                                                                                1,651,875
                                                                             ------------
               MISSOURI -- 0.9%
               ----------------
    720,000      Sikeston Missouri Electric, Rev., 6.000%, 06/01/16               768,600
                                                                             ------------
               MONTANA -- 5.6%
               ---------------
                 Montana State, Long Range Building Program, Ser. D,
    855,000          GO, 5.250%, 08/01/10                                         858,206
  1,800,000          GO, 5.375%, 08/01/11                                       1,818,000
  1,900,000          GO, 5.375%, 08/01/12                                       1,919,000
                                                                             ------------
                                                                                4,595,206
                                                                             ------------
               NEVADA -- 0.2%
               --------------
    150,000      Nevada Housing Division, Single Family (FHA Insured),            155,625
                   Rev., 8.200%, 10/01/19                                    ------------

                       See notes to financial statements.

VISTA TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited) (continued)

 Principal
  Amount       Issuer                                                           Value
-----------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS -- (CONTINUED)
-----------------------------------------------------------------------------------------
               NEW JERSEY -- 8.0%
               ------------------
$ 2,000,000      Essex County, New Jersey, Utilities Authority, Solid        $  2,160,000
                   Waste, Ser. A, Rev., 6.000%, 04/01/06
  4,500,000      New Jersey State, Transportation Trust Fund Authority,         4,381,875
                   Transportation Systems, Ser. B, Rev., 5.250%, 06/15/14
                                                                             ------------
                                                                                6,541,875
                                                                             ------------
               NEW YORK -- 14.8%
               -----------------
                 New York City, New York, Ser. A,
  3,000,000          GO, 6.250%, 08/01/08                                       3,127,500
  2,450,000          GO, 6.250%, 08/01/09                                       2,532,688
                 New York State Dormitory Authority,
    500,000          Mt. St. Vincent College, Rev., 7.000%, 05/01/08              518,750
  1,175,000          Rochester Strong Memorial Hospital, Rev., 5.500%,          1,152,969
                       07/01/21
  5,000,000      New York State, Medical Care Facilities Financing Agency,      4,762,500
                   Mental Health, Ser. F, Rev., 5.250%, 02/15/19
                                                                             ------------
                                                                               12,094,407
                                                                             ------------
               OHIO -- 9.0%
               ------------
                 Cleveland, Ohio Public Power Systems, First Mortgage,
  4,000,000          Ser. A, Rev., 7.000%, 11/15/24                             4,670,000
  3,000,000          Sub. Ser. 1, Rev., 5.000%, 11/15/24                        2,730,000
                                                                             ------------
                                                                                7,400,000
                                                                             ------------
               PENNSYLVANIA -- 0.3%
               --------------------
    230,000      New Castle, Pennsylvania, Area Hospital Authority                236,325
                   Refunding, St. Francis Hospital, Ser. A, Rev., 6.500%,    ------------
                   11/15/17
               PUERTO RICO -- 0.4%
               --------------------
                 Puerto Rico,
    250,000          Infrastructure Funding Authority, Ser. A, Special            265,312
                       Tax, 7.900%, 07/01/07
     75,000          Urban Renewal & Housing, Rev., 7.875%, 10/01/04               81,750
                                                                             ------------
                                                                                  347,062
                                                                             ------------
               SOUTH CAROLINA -- 4.9%
               ----------------------
  3,500,000      Piedmont Municipal Power Agency, South Carolina,               3,513,125
                   Electric, Ser. A, Rev., 6.600%, 01/01/21
                 South Carolina Housing Finance & Development Authority,
    250,000          Fairway Apartments, Project, Rev., 7.625%, 04/01/33          263,125
    250,000          Ser. B (FHA Insured), Rev., 7.800%, 07/01/09                 260,312
                                                                             ------------
                                                                                4,036,562
                                                                             ------------

                       See notes to financial statements.

VISTA TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited) (continued)

 Principal
  Amount       Issuer                                                           Value
-----------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS -- (CONTINUED)
-----------------------------------------------------------------------------------------
               SOUTH DAKOTA -- 0.1%
               --------------------
$   100,000      South Dakota Housing Development Authority, Ser. A, Rev.,   $    101,375
                   5.875%, 05/01/12                                          ------------
               TEXAS -- 4.7%
               -------------
  4,000,000      Houston, Texas Water & Sewer Systems, Jr. Lien, Ser. C,        3,800,000
                   Rev., 5.375%, 12/01/27                                    ------------
               UTAH -- 0.3%
               ------------
    250,000      Utah State Board of Regents, Student Loan, Ser. F, (AMBAC        264,688
                   Insured), Rev., 7.450%, 11/01/08                          ------------
               VIRGIN ISLANDS -- 0.7%
               ----------------------
    500,000      Virgin Islands, GO, 7.000%, 10/01/02                             543,125
                                                                             ------------
               VIRGINIA -- 0.1%
               ----------------
    100,000      Fairfax County Economic, Ogden Martin Systems Project,           107,500
                   Ser. A, Rev., 7.750%, 02/01/11                            ------------
               WASHINGTON -- 0.4%
               ------------------
    250,000      Washington State Public Power Supply, Nuclear Project,           290,000
                   Ser. B, Rev., 7.250%, 07/01/09
-----------------------------------------------------------------------------------------
               TOTAL LONG-TERM MUNICIPAL BONDS                                 78,632,899
               (COST $76,121,268)
-----------------------------------------------------------------------------------------
                                            SHORT-TERM INVESTMENTS -- 0.1%
     ------------------------------------------------------------------------------------
     50,372    Provident Municipal Money Market Fund, 3.170%, 07/01/20             50,372
                 (Cost $50,372)
-----------------------------------------------------------------------------------------
               TOTAL INVESTMENTS -- 96.4%                                    $ 78,683,271
               (COST $76,171,640)
-----------------------------------------------------------------------------------------

                       See notes to financial statements.

VISTA NEW YORK TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited)

 Principal
  Amount       Issuer                                                           Value
-----------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS -- 97.3%
-----------------------------------------------------------------------------------------
$ 4,500,000    Battery Park City Authority, New York, Ser. A, Rev.,         $   4,466,250
                 5.500%, 11/01/16
               Monroe County, New York,
    550,000      IDA, Public Improvement, Canal Ponds Park, Ser. A, Rev.,         602,250
                   7.000%, 06/15/13
  2,480,000      Public Improvement, Ser. A, GO, 6.000%, 03/01/08               2,678,400
               Municipal Assistance Corp. for the City of New York, New
                 York,
  1,000,000      Ser. 59, TAN, 7.750%, 07/01/06                                 1,031,400
  3,500,000      Ser. G, Rev., 6.000%, 07/01/08                                 3,797,500
               Nassau County, New York, Ser. P,
  3,260,000      GO, 6.400%, 11/01/08                                           3,610,450
  3,665,000      GO, 6.400%, 11/01/09                                           4,045,244
               New York City, New York,
  4,000,000      Ser. A, GO, 6.250%, 08/01/08                                   4,170,000
  2,715,000      Ser. B, GO, 5.875%, 08/15/16                                   2,647,125
  1,000,000      Ser. B, GO, 7.500%, 02/01/03                                   1,107,500
  1,000,000      Ser. D, GO, 3.000%, 08/01/01                                     943,938
  1,000,000      Ser. F, GO, 8.250%, 11/15/02                                   1,150,000
               New York City, New York, City Municipal Water Financing
                 Authority Water & Sewer Systems,
    765,000      Prerefunded, Ser. A, Rev., 7.000%, 06/15/09                      850,106
    735,000      Unrefunded Balance, Ser. A, Rev., 7.000%, 06/15/09               805,744
               New York City, New York, IDA,
    250,000      American Airlines, Rev., 8.000%, 07/01/20                        265,625
  1,430,000      Civil Facility, New York Blood Center, Inc., Rev.,             1,640,925
                   7.200%, 05/01/12
  1,500,000      IDA, Civil Facility, YMCA Greater New York Project,            1,466,250
                   Rev., 5.800%, 08/01/16
               New York State, Dormitory Authority,
  2,000,000      City University, Ser. F, Rev., 5.000%, 07/01/20                1,820,000
    500,000      Mt. St. Vincent College, Rev., 7.000%, 05/01/08                  518,750
  2,000,000      State University Educational Facilities, Ser. C, Rev.,         1,845,000
                   5.400%, 05/15/23
               New York State, Environmental Facilities Corp.,
  1,500,000      PCR, State Water, Revolving Fund, New York City                1,668,750
                   Municipality, Ser. A, Rev., 7.250%, 06/15/10
    775,000      PCR, State Water, Revolving Fund, Ser. E, Rev., 6.875%,          858,313
                   06/15/14

                       See notes to financial statements.

VISTA NEW YORK TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited) (continued)

 Principal
  Amount       Issuer                                                           Value
-----------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS -- (CONTINUED)
-----------------------------------------------------------------------------------------
               New York State, Housing Finance Agency,
$   300,000      Multi-Family Mortgage Housing, Ser. A, Rev., 6.950%,       $     318,375
                   08/15/12
  2,460,000      Multi-Family Mortgage Housing, Ser. B, Rev., 7.550%,           2,573,775
                   11/01/29
    860,000      Unrefunded Balance, Rev., 8.000%, 11/01/08                       956,750
  4,005,000    New York State, Local Assistance Corp., Ser. E, Rev.,            3,879,844
                 5.250%, 04/01/16
  4,350,000    New York State, Local Government Assistance Corp., Ser. A,       4,170,562
                 Rev., 5.375%, 04/01/19
               New York State, Medical Care Facilities Financing Agency,
  1,480,000      Insured Mortgage Rev., 7.875%, 08/15/20                        1,631,700
    375,000      Insured Mortgage Rev., 8.000%, 02/15/28                          400,313
    540,000      Prerefunded, Rev., 7.875%, 08/15/20                              611,550
  3,000,000      Unrefunded Balance, Ser. F, Rev., 5.250%, 02/15/19             2,816,250
               New York State, Mortgage Agency (FHA insured),
    230,000      Eighth, Ser. F, Rev., 8.000%, 10/01/17                           240,063
    205,000      Homeowner Mortgage, Ser. SS, Rev., 7.500%, 10/01/19              216,019
    160,000      Ninth, Ser. E, Rev., 8.000%, 10/01/03                            165,590
  1,000,000    New York State, Municipal Bond, Buffalo Special Project,         1,075,000
                 Rev., 6.875%, 03/15/06
  2,500,000    New York State Ser. C, GO, 6.000%, 10/01/03                      2,687,500
               New York State, Urban Development Corp.,
  2,205,000      Center for Individual Innovation, Rev., 5.500%, 01/01/13       2,152,631
  4,900,000      Correctional Capital Facilities, Ser. 4, Rev., 5.375%,         4,704,000
                   01/01/23
  1,550,000      Correctional Capital Facilities, Ser. A, Rev., 6.300%,         1,648,813
                   01/01/03
  5,000,000    Niagara, New York, Frontier Transportation Authority,            5,237,500
                 Greater Buffalo International Airport, Rev., 5.750%,
                 04/01/04
  3,000,000    Port Authority of New York & New Jersey, Special                 3,255,000
                 Obligation, 3rd Installment, Special Project, Rev.,
                 7.000%, 10/01/07
               Puerto Rico,
  3,250,000      Electrical Power Authority Power, Ser. Z, Rev., 5.500%,        3,245,937
                   07/01/11
  2,000,000      Industrial Medical & Environmental Pollution Facilities        2,095,000
                   Financing Authority, Rev., 6.450%, 12/01/25
  1,750,000      Infrastructure Funding Authority, Ser. A, Special Tax,         1,857,187
                   7.900%, 07/01/07
  5,000,000    Rensselaer, New York, Municipal Leasing Corp., Rensselaer        5,156,250
                 County Nursing Home, Rev., 6.900%, 06/01/24
  1,000,000    Triborough Bridge & Tunnel Authority of New York, Special        1,086,250
                 Obligation, Ser. A, Rev., 6.600%, 01/01/05

                       See notes to financial statements.

VISTA NEW YORK TAX FREE INCOME FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited) (continued)

 Principal
  Amount       Issuer                                                           Value
-----------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS -- (CONTINUED)
-----------------------------------------------------------------------------------------
$ 1,150,000    Virgin Islands, Public Finance Authority, Ser. A, Rev.,      $   1,236,250
                 7.250%, 10/01/18
               Westchester County, New York,
  1,150,000      GO, 6.700%, 11/01/06                                           1,326,812
  1,560,000      IDA, AGR Realty Co., Rev., 5.750%, 01/01/02                    1,593,150
  2,000,000      IDA, Resource Recovery, Resco Co. Project, Ser. A, Rev.,       2,090,000
                   5.700%, 07/01/08
               Western Nassau County, New York, Water Authority Water
                 Systems,
  1,000,000      Rev., 5.500%, 05/01/16                                           995,000
  2,000,000      Rev., 5.650%, 05/01/26                                         2,007,500
-----------------------------------------------------------------------------------------
               TOTAL LONG-TERM MUNICIPAL BONDS                                103,420,091
                 (COST $100,279,165)
-----------------------------------------------------------------------------------------
                                                           SHORT-TERM INVESTMENTS -- 1.6%
-----------------------------------------------------------------------------------------
  1,681,001    Provident New York Money Market Fund, 3.200%, 12/31/25           1,681,000
                 (Cost $1,681,000)
-----------------------------------------------------------------------------------------
               TOTAL INVESTMENTS -- 98.9%                                   $ 105,101,091
                 (COST $101,960,165)
-----------------------------------------------------------------------------------------

                       See notes to financial statements.

VISTA CALIFORNIA INTERMEDIATE TAX FREE FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited)

 Principal
  Amount       Issuer                                                           Value
-----------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL BONDS -- 93.7%
-----------------------------------------------------------------------------------------
               California State,
$ 2,000,000      GO, 5.250%, 10/01/10                                        $  1,990,000
  1,400,000      GO, 6.200%, 09/01/05                                           1,548,750
  1,000,000      GO, 6.500%, 02/01/07                                           1,127,500
    750,000      Public Works Board, Lease Revenue, Ser. A, Rev., 6.000%,         794,063
                   09/01/01
               Contra Costa, California,
  1,000,000      Transition Authority, Ser. A, Rev., 6.000%, 03/01/08           1,087,500
  1,850,000      Water District, Ser. G, Rev., 5.750%, 10/01/14                 1,887,000
    200,000    Irvine Ranch Water District, Issue #11, Rev., 7.600%,              209,000
                 08/15/99
               Los Angeles County, California, Metropolitan Transportation
                 Authority,
  1,000,000      Project A, 2nd Tier, Sales Tax Rev., Rev., 5.625%,             1,008,750
                   07/01/14
  1,000,000      Proposal C, 2nd SNR, Ser. B, Rev., 8.000%, 07/01/97            1,013,520
    800,000      Unified School District, Capital Facilities Project, Ser.        837,000
                   A, COP, 7.000%, 05/01/99
    250,000    Port of Oakland, Ser. D, Rev., 7.000%, 11/01/99                    268,437
  1,000,000    Puerto Rico Commonwealth, Puerto Rico, GO, 6.500%, 07/01/13      1,120,000
  1,000,000    Riverside County, California Transportation Commission           1,088,750
                 Sales Tax, Ser. A, Rev., 6.000%, 06/01/08
  1,000,000    San Diego, California, Open Space Park Facilities District       1,027,500
                 No. 1, GO, 5.125%, 01/01/00
               San Francisco, California,
  1,000,000      City & County, Ser. E, GO, 6.250%, 06/15/03                    1,068,750
  2,000,000      State Building Authority, San Francisco Civic Center           1,987,500
                   Complex, Ser. A, Rev., 5.250%, 12/01/11
    500,000    Santa Cruz, California, Public Financing Authority, Ser. C,        533,750
                 Rev., 7.000%, 08/01/99
  1,200,000    South Orange County, Public Financing Authority, Senior          1,254,000
                 Lien, Ser. A, Special Tax, 6.200%, 09/01/13
  2,000,000    Southern California Public Water Authority Power Project,        2,007,500
                 San Juan Unit 3, Rev., 5.375%, 01/01/11
  1,000,000    University of California, UC Medical Center, Rev., 10.000%,      1,367,500
                 07/01/06
               Valley Health Systems, California Hospital, Improvement
                 Project, Ser. A,
    670,000      Rev., 5.125%, 05/15/98                                           670,000
    705,000      Rev., 5.250%, 05/15/99                                           704,119
-----------------------------------------------------------------------------------------
               TOTAL LONG-TERM MUNICIPAL BONDS                                 24,600,889
               (COST $24,009,209)
-----------------------------------------------------------------------------------------

                       See notes to financial statements.

VISTA CALIFORNIA INTERMEDIATE TAX FREE FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited) (continued)

 Principal
  Amount       Issuer                                                           Value
-----------------------------------------------------------------------------------------
                                            SHORT-TERM INVESTMENTS -- 0.2%
-----------------------------------------------------------------------------------------
$    44,089    Provident California Money Market Fund, 3.125%, 03/03/97      $     44,089
                 (Cost $44,089)
-----------------------------------------------------------------------------------------
               TOTAL INVESTMENTS -- 93.9%                                    $ 24,644,978
               (COST $24,053,298)
-----------------------------------------------------------------------------------------
COP            =    Certificate of Participation
FHA            =    Federal Housing Authority
GO             =    General Obligation
IDA            =    Industrial Development Authority
PCR            =    Pollution Control Revenue
Rev.           =    Revenue Bond
Special Tax    =    Special Tax Assessment
TAN            =    Tax Anticipation Note

                       See notes to financial statements.

VISTA MUTUAL FUNDS
STATEMENT OF ASSETS AND LIABILITIES February 28, 1997 (unaudited)
--------------------------------------------------------------------------------

                                                                             Vista          Vista
                                                                           New York       California
                                                             Vista         Tax Free      Intermediate
                                                            Tax Free        Income         Tax Free
                                                          Income Fund        Fund            Fund
                                                          ------------   -------------   ------------
ASSETS:
 Investment securities, at value (Note 1)................ $ 78,683,271   $ 105,101,091   $ 24,644,978
 Cash....................................................    4,090,939              --      1,299,332
 Other assets............................................        4,883           6,398          1,556
 Receivables:
   Investment securities sold............................           --          15,000             --
   Interest..............................................    1,040,461       1,948,270        417,658
   Fund shares sold......................................       80,290              --             10
                                                          ------------   -------------   ------------
       Total Assets......................................   83,899,844     107,070,759     26,363,534
                                                          ------------   -------------   ------------

LIABILITIES:
 Payable for investment securities purchased.............           --         489,105             --
 Payable for Fund shares redeemed........................    2,067,917          14,957            130
 Dividends payable.......................................      106,801          93,923         40,422
 Accrued liabilities: (Note 2)
   Administration fees...................................        9,634          12,276          1,011
   Investment advisory fees..............................        9,634          21,277          1,011
   Distribution fees.....................................       21,642          25,436          2,022
   Shareholder servicing fees............................        3,323           3,208             --
   Custody fees..........................................        6,465          12,368          4,320
   Other.................................................       85,656         101,510         58,423
                                                          ------------   -------------   ------------
       Total Liabilities.................................    2,311,072         774,060        107,339
                                                          ------------   -------------   ------------

NET ASSETS:
 Paid in capital.........................................   82,341,854     103,309,679     25,357,480
 Accumulated undistributed net investment income.........      (84,415)        (35,726)       (33,985)
 Accumulated net realized gain (loss) on investment
   transactions..........................................   (3,180,298)       (118,180)       341,020
 Net unrealized appreciation of investments and
   futures...............................................    2,511,631       3,140,926        591,680
                                                          ------------   -------------   ------------
   Net Assets:........................................... $ 81,588,772   $ 106,296,699   $ 26,256,195
                                                          =============  =============== =============
     Class A Shares...................................... $ 67,184,805   $  93,460,181   $ 26,256,195
     Class B Shares...................................... $ 14,403,967   $  12,836,518

Shares of beneficial interest outstanding ($.001 par
 value; unlimited number of shares authorized)
     Class A Shares......................................    5,507,650       8,014,694      2,623,364
     Class B Shares......................................    1,189,318       1,105,627

Class A:
 Net asset value and redemption price per share (net
   assets/shares outstanding)............................       $12.20          $11.66         $10.01
 Maximum offering price per share (net asset value per
   share/95.5%)..........................................       $12.77          $12.21         $10.48

Class B:
 Net asset value and maximum offering price per share
   (net assets/shares outstanding).......................       $12.11          $11.61
                                                          =============  =============== =============
Cost of investments...................................... $ 76,171,640   $ 101,960,165   $ 24,053,298
                                                          =============  =============== =============

                       See notes to financial statements.

VISTA MUTUAL FUNDS
STATEMENT OF OPERATIONS
For the six months ended February 28, 1997 (unaudited)
--------------------------------------------------------------------------------

                                                                                            Vista
                                                                              Vista       California
                                                                Vista       New York     Intermediate
                                                              Tax Free      Tax Free       Tax Free
                                                             Income Fund   Income Fund       Fund
                                                             -----------   -----------   ------------

INTEREST INCOME: (Note 1C).................................. $ 2,440,729   $ 3,099,781    $  713,438
                                                              ----------    ----------    ----------
EXPENSES: (Note 2)
 Shareholder servicing fees.................................     105,443       135,454        33,682
 Distribution fees..........................................     141,723       168,297        33,682
 Investment advisory fees...................................     126,433       162,521        40,418
 Administration fees........................................      63,265        81,261        20,209
 Custodian fees.............................................      23,197        24,378         5,389
 Printing and postage.......................................       9,186         8,285         2,475
 Professional fees..........................................      10,452        11,295        14,541
 Registration costs.........................................      11,680         1,009         6,721
 Transfer agent fees........................................      84,354        75,843        16,183
 Trustees fees and expenses.................................       3,919         2,739           789
 Other......................................................         741         1,118         7,805
                                                              ----------    ----------    ----------
       Total expenses.......................................     580,393       672,200       181,894
 Less amounts waived (Note 2E)..............................     147,076       135,964       101,062
                                                              ----------    ----------    ----------
   Net expenses.............................................     433,317       536,236        80,832
                                                              ----------    ----------    ----------
   Net investment income....................................   2,007,412     2,563,545       632,606
                                                              ----------    ----------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain on investment transactions...............     861,044       671,763       133,823
 Net realized gain (loss) futures transactions..............      49,460        67,641       (17,364)
 Change in net unrealized appreciation on investments.......   1,597,355     1,967,526       419,378
                                                              ----------    ----------    ----------
 Net realized and unrealized gain on investments............   2,507,859     2,706,930       535,837
                                                              ----------    ----------    ----------
 Net increase in net assets from operations................. $ 4,515,271   $ 5,270,475    $1,168,443
                                                              ==========    ==========    ==========

                       See notes to financial statements.

VISTA MUTUAL FUNDS
STATEMENT OF CHANGES IN NET ASSETS (unaudited)
--------------------------------------------------------------------------------

                                                                                                           Vista
                                                                          Vista                           New York
                                                                        Tax Free                          Tax Free
                                                                       Income Fund                      Income Fund
                                                              -----------------------------    ------------------------------
                                                                 9/1/96           Year            9/1/96            Year
                                                                Through           Ended           Through           Ended
                                                                2/28/97          8/31/96          2/28/97          8/31/96
                                                              ------------    -------------    -------------    -------------
INCREASE (DECREASE) IN NET ASSETS
 OPERATIONS:
 Net investment income.....................................   $  2,007,412    $   4,493,334    $   2,563,545    $   5,112,230
 Net realized gain on investments and futures
   transactions............................................        910,504        1,402,838          739,404          904,448
 Change in net unrealized appreciation (depreciation) on
   investments and futures transactions....................      1,597,355       (1,070,107)       1,967,526       (1,708,648)
                                                               -----------      -----------     ------------     ------------
 Increase in net assets from operations....................      4,515,271        4,826,065        5,270,475        4,308,030
                                                               -----------      -----------     ------------     ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income:....................................     (1,981,407)      (4,521,723)      (2,498,996)      (5,145,870)
 Net realized gain on investment transactions:.............             --               --         (216,570)              --
                                                               -----------      -----------     ------------     ------------
       Total dividends and distributions...................     (1,981,407)      (4,521,723)      (2,715,566)      (5,145,870)
                                                               -----------      -----------     ------------     ------------
Increase (decrease) from capital share transactions
 (Note 4)..................................................     (5,753,810)     (18,543,690)      (6,017,407)      (4,204,046)
                                                               -----------      -----------     ------------     ------------
       Total increase (decrease)...........................     (3,219,946)     (18,239,348)      (3,462,498)      (5,041,886)

NET ASSETS:
 Beginning of period.......................................     84,808,718      103,048,066      109,759,197      114,801,083
                                                               -----------      -----------     ------------     ------------
 End of period.............................................   $ 81,588,772    $  84,808,718    $ 106,296,699    $ 109,759,197
                                                               ===========      ===========     ============     ============

                                                                        Vista
                                                                      California
                                                                     Intermediate
                                                                    Tax Free Fund
                                                             ----------------------------
                                                                9/1/96           Year
                                                               Through          Ended
                                                               2/28/97         8/31/96
                                                             ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
 OPERATIONS:
 Net investment income.....................................  $    632,606    $  1,471,273
 Net realized gain on investments and futures
   transactions............................................       116,459         930,680
 Change in net unrealized appreciation (depreciation) on
   investments and futures transactions....................       419,378        (861,965)
                                                              -----------     -----------
 Increase in net assets from operations....................     1,168,443       1,539,988
                                                              -----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income:....................................      (618,587)     (1,480,990)
 Net realized gain on investment transactions:.............            --        (288,579)
                                                              -----------     -----------
       Total dividends and distributions...................      (618,587)     (1,769,569)
                                                              -----------     -----------
Increase (decrease) from capital share transactions
 (Note 4)..................................................    (2,591,361)     (4,219,121)
                                                              -----------     -----------
       Total increase (decrease)...........................    (2,041,505)     (4,448,702)
NET ASSETS:
 Beginning of period.......................................    28,297,700      32,746,402
                                                              -----------     -----------
 End of period.............................................  $ 26,256,195    $ 28,297,700
                                                              ===========     ===========

                       See notes to financial statements.

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (unaudited)
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES -- Mutual Fund Trust (the "Trust") was organized as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company. Vista Tax Free Income Fund ("TFI"), Vista New York Tax Free Income Fund ("NYTFI"), and Vista California Intermediate Tax Free Fund ("CITF")(collectively the "Funds"), are three separate portfolios of the Trust.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The TFI and NYTFI Funds offer two classes of shares, referred to as Class A Shares and Class B Shares. Class B Shares were first available on November 4, 1993. Class A shares generally provide for a front-end sales charge while Class B shares provide for a contingent deferred sales charge. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different distribution expenses and each class has exclusive voting rights with respect to its distribution plan.

    The following is a summary of significant accounting policies followed by the Funds:

    A. Valuation of investments -- Fixed income securities (other than short-term obligations), including listed issues, are valued using matrix pricing systems of a major dealer in bonds which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted exchange or over-the-counter prices. Short-term debt securities with 61 days or more to maturity at time of purchase are valued, through the 61st day prior to maturity, at market value based on quotations obtained from market makers or other appropriate sources; thereafter, the value on the 61st day is amortized on a straight-line basis over the remaining number of days to maturity. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market.

    B. Repurchase agreements -- It is the Trust's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government agency securities. All collateral is held by the Trust's custodian bank, sub-custodian or a bank with which the custodian bank has entered into a sub-custodian agreement or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters into an insolvency proceeding, realization of the collateral by the Trust may be delayed or limited.

    C. Security transactions and investment income -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued, adjusted for amortization of premiums and accretion of discount.

    D. Futures contracts -- When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the fund makes (or receives) additional cash payments daily to the broker. Changes in the value of the contract are recorded as unrealized appreciation/depreciation until the contract is closed or settled.

    The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

    The Funds invest in U.S. Treasury futures contracts as a hedge against market volatility while maintaining a tax exempt income stream.

    As of February 28, 1997, the Funds had no outstanding futures contracts.

    E. Federal income taxes -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Trust's policy is to comply with the provisions of the Internal

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
--------------------------------------------------------------------------------

    Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income, and net realized gain on investments. In addition, the Trust intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

    F. Distributions to shareholders -- Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the Shareholder Servicing Agent) on the last business day of the month. The net investment income of each Fund is determined daily and (substantially all) is declared as a dividend to shareholders of record at the time of such declaration. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature, (i.e., that they will result from other than timing of recognition -- "temporary differences") such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Dividends and distributions which exceed net investment income or net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized capital gains.

    G. Allocation of income and expenses -- Expenses directly attributable to a Fund are charged to that Fund; expenses directly attributable to a particular class are charged directly to such class, other expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund or on another reasonable basis. In calculating net asset value per share of each class investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

2.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

    A. Investment advisory fee -- Pursuant to separate Investment Advisory Agreements, The Chase Manhattan Bank, ("Chase" or "Advisor") acts as the investment adviser to the Funds. Chase is a direct wholly-owned subsidiary of The Chase Manhattan Corporation. As investment adviser, Chase supervises the investments of the Funds and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.30% of each Fund's average daily net assets. The Adviser voluntarily waived all or a portion of its fees as outlined in Note 2.E. below.

    Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the sub-investment adviser to each Fund, pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.15% of each Fund's average daily net assets.

    B. Shareholder servicing fees -- The Trust has adopted an Administrative Services Plan which, among other things, provides that the Trust on behalf of the Funds may obtain the services of one or more Shareholder Servicing Agents. For its services, each Shareholder Servicing Agent receives a fee. The fee is computed daily and paid monthly at an annual rate of 0.25% of the average daily net assets of each Fund.

    Except as described below, since inception of the Trust, Chase and certain affiliates have been the only Shareholder Servicing Agents. In 1996, certain Class A Shareholders of TFI entered into a Shareholder Servicing arrangement with Charles Schwab & Co. Chase's Shareholder Servicing charges amounted to $104,114 for TFI. The Shareholder Servicing Agents voluntarily waived all or a portion of their fees as outlined in Note 2.E. below.

    C. Distribution and Sub-administration fees -- Pursuant to a Distribution and Sub-administration Agreement, Vista Fund Distributors, Inc. ("VFD" or the "Distributor"), a wholly-owned subsidiary of the BISYS Group Inc. (BISYS), acts as the Trust's exclusive underwriter and promotes and arranges for the sale of each Fund's shares. In addition, the Distributor provides certain sub-administration services to the Trust, including providing officers, clerical staff and office space for an annual fee of 0.05% of the average daily net assets of each Fund.

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
--------------------------------------------------------------------------------

    The Trustees have adopted Distribution Plans (the "Distribution Plans") for Class A for all Funds and Class B for TFI and NYTFI in accordance with Rule 12b-1 under the 1940 Act.

    The Distribution Plans provide that each Fund shall pay distribution fees at annual rates not to exceed 0.25% of each Fund's average daily net assets for Class A shares and 0.75% for Class B shares.

    The Distributor voluntarily waived all or a portion of distribution fees as outlined in Note 2.E. below.

    D. Administration fee -- Pursuant to an Administration Agreement, Chase (the "Administrator") provides certain administration services to the Trust at a fee computed at an annual rate equal to 0.10% of the respective Fund's average daily net assets. The Administrator voluntarily waived all or a portion of its administration fees as outlined in Note 2.E. below.

    E. Waivers of fees -- For the six month period ended February 28, 1997, the Adviser, Shareholder Servicing Agents, Distributor and Administrator voluntarily waived fees for each of the Funds as follows:

                                                      TFI          NYTFI         CITF
                                                   ---------     ---------     ---------
    Administration.............................    $      --     $      --     $  13,461
    Advisory...................................       63,220        21,821        33,759
    Distribution...............................           --            --        20,191
    Shareholder Servicing......................       83,856       114,143        33,651
                                                   ---------     ---------     ---------
                                                   $ 147,076     $ 135,964     $ 101,062
                                                   =========     =========     =========

    F. Other -- Certain officers of the Trust are officers of VFD or of its parent corporation, BISYS.

    Chase provides portfolio accounting and custody services for the Funds. Compensation for such services are presented in the Statement of Operations as custodian fees.

3. INVESTMENT TRANSACTIONS -- Purchases and sales of investments (excluding short-term investments) were as follows:

                                                  TFI            NYTFI           CITF
                                              ------------    ------------    -----------
Purchases..................................   $ 45,061,003    $ 52,148,847    $ 5,850,492
Sales......................................     47,885,860      56,569,617      7,613,913

4. FEDERAL INCOME TAX MATTERS -- For Federal income tax purposes, the cost and unrealized appreciation/(depreciation) in value of the investment securities at February 28, 1997, are as follows:

                                               TFI           NYTFI           CITF
                                           -----------    ------------    -----------
Aggregate cost..........................   $76,171,640    $101,960,165    $24,053,298
                                           -----------    ------------    -----------
Gross unrealized appreciation...........     2,641,480       3,233,844        612,449
Gross unrealized depreciation...........      (129,849)        (92,918)       (20,769)
                                           -----------    ------------    -----------
Net unrealized appreciation.............   $ 2,511,631    $  3,140,926    $   591,680
                                           ===========    =============   ===========

At August 31, 1996, Tax Free Income Fund had a net capital loss carryover of approximately $4,091,000 which will be available through August 31, 2003 to offset future capital gains to the extent provided by regulations. At August 31, 1996, New York Tax Free Income Fund had a net capital loss carryover of approximately $641,000 which will be available through

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
--------------------------------------------------------------------------------

August 31, 2003. During the fiscal year ended August 31, 1996, TFI, NYTFI and CITF utilized capital loss carryovers of approximately $820,000, $185,000 and $289,000, respectively. To the extent that any net capital loss carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

5. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST -- Transactions in Shares of Beneficial Interest were as follows:

                                              Vista Tax Free Income Fund
                              ----------------------------------------------------------
                                        9/1/96
                                        Through                      Year Ended
                                        2/28/97                    August 31, 1996
                              ---------------------------    ---------------------------
                                 Amount         Shares          Amount         Shares
                              ------------   ------------    ------------   ------------
Class A
Shares sold.................. $ 15,177,399      1,258,412    $ 47,061,471      3,923,256
Shares issued in reinvestment
  of distributions...........    1,085,359         89,428       2,672,938        222,637
Shares redeemed..............  (21,661,611)    (1,790,998)    (68,392,091)    (5,689,713)
                              ------------   ------------    ------------   ------------
Net increase (decrease) in
  Trust shares outstanding... ($ 5,398,853)      (443,158)   ($18,657,682)    (1,543,820)
                              =============  =============   =============  =============

                                              Vista Tax Free Income Fund
                              ----------------------------------------------------------
                                        9/1/96
                                        Through                      Year Ended
                                        2/28/97                    August 31, 1996
                              ---------------------------    ---------------------------
                                 Amount         Shares          Amount         Shares
                              ------------   ------------    ------------   ------------
Class B
Shares sold.................. $  1,742,326        145,373    $  4,046,461        339,716
Shares issued in reinvestment
  of distributions...........      207,326         17,208         424,202         35,612
Shares redeemed..............   (2,304,609)      (192,186)     (4,356,671)      (366,602)
                              ------------   ------------    ------------   ------------
Net increase (decrease) in
  Trust shares outstanding... ($   354,957)       (29,605)   $    113,992          8,726
                              =============  =============   =============  =============

                                         Vista New York Tax Free Income Fund
                              ----------------------------------------------------------
                                        9/1/96
                                        Through                      Year Ended
                                        2/28/97                    August 31, 1996
                              ---------------------------    ---------------------------
                                 Amount         Shares          Amount         Shares
                              ------------   ------------    ------------   ------------
Class A
Shares sold.................. $  9,542,008        817,244    $ 42,163,283      3,631,644
Shares issued in reinvestment
  of distributions...........    1,900,098        163,290       3,747,799        323,930
Shares redeemed..............  (16,310,532)    (1,405,809)    (53,291,302)    (4,593,977)
                              ------------   ------------    ------------   ------------
Net increase (decrease) in
  Trust shares outstanding... ($ 4,868,426)      (425,275)   ($ 7,380,220)      (638,403)
                              =============  =============   =============  =============

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
--------------------------------------------------------------------------------

                                         Vista New York Tax Free Income Fund
                              ----------------------------------------------------------
                                        9/1/96
                                        Through                      Year Ended
                                        2/28/97                    August 31, 1996
                              ---------------------------    ---------------------------
                                 Amount         Shares          Amount         Shares
                              ------------   ------------    ------------   ------------
Class B
Shares sold.................. $  1,062,123         91,612    $  4,063,318        351,502
Shares issued in reinvestment
  of distributions...........      217,381         18,769         400,096         34,785
Shares redeemed..............   (2,428,485)      (210,015)     (1,287,240)      (112,550)
                              ------------   ------------    ------------   ------------
Net increase (decrease) in
  Trust shares outstanding... ($ 1,148,981)       (99,634)   $  3,176,174        273,737
                              =============  =============   =============  =============

                                     Vista California Intermediate Tax Free Fund
                              ----------------------------------------------------------
                                        9/1/96
                                        Through                      Year Ended
                                        2/28/97                    August 31, 1996
                              ---------------------------    ---------------------------
                                 Amount         Shares          Amount         Shares
                              ------------   ------------    ------------   ------------
Shares sold.................. $    478,595         48,300    $  1,153,501        116,473
Shares issued in reinvestment
  of distributions...........      346,655         34,777       1,007,276        101,364
Shares redeemed..............   (3,416,611)      (344,143)     (6,379,898)      (644,656)
                              ------------   ------------    ------------   ------------
Net increase (decrease) in
  Trust shares outstanding... ($ 2,591,361)      (261,066)   ($ 4,219,121)      (426,819)
                              =============  =============   =============  =============

6. CONCENTRATION OF CREDIT RISK -- TFI, NYTFI and CITF invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities, NYTFI and CITF primarily investing in issuers in the States of New York and California, respectively. The issuer's abilities to meet their obligations may be affected by economic or political developments in a specific state or region.

7. TRUSTEE COMPENSATION -- The Funds have adopted an unfunded noncontributory defined benefit pension plan covering all independent trustees of the Funds who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the six months ended February 28, 1997, included in Trustees Fees and Expenses in the Statement of Operations, and accrued pension liability included in other accrued liabilities in the Statement of Assets and Liabilities were as follows:

                                                                              Accrued
                                                                 Pension      Pension
                                                                 Expenses     Liability
                                                                 --------     -------
TFI..........................................................     $1,211      $6,094
NYTFI........................................................      1,477       7,875
CITF.........................................................        398       1,954

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OF BENEFICIAL INTEREST
OUTSTANDING
Throughout each period indicated (unaudited)
--------------------------------------------------------------------------------

                                                                              Vista Tax Free Income Fund
                                                       -------------------------------------------------------------------------
                                                                                        Class A
                                                       -------------------------------------------------------------------------
                                                       9/1/96          Year Ended           11/1/93            Year Ended
                                                       Through     -------------------      Through      -----------------------
                                                       2/28/97     8/31/96     8/31/95     8/31/94++     10/31/93      10/31/92
                                                       -------     -------     -------     ---------     --------     ----------
Per Share Operating Performance
Net Asset Value, Beginning of Period.................  $ 11.84     $ 11.85     $ 11.70      $ 12.70      $ 11.52       $  11.12
                                                       -------     -------     -------      -------      -------        -------
 Income from Investment Operations
   Net Investment Income.............................    0.293       0.580       0.585        0.475        0.662          0.731
   Net Gains or Losses on Securities (both realized
     and unrealized).................................    0.356      (0.007)      0.147       (0.847)       1.412          0.556
                                                       -------     -------     -------      -------      -------        -------
   Total from Investment Operations..................    0.649       0.573       0.732       (0.372)       2.074          1.287
                                                       -------     -------     -------      -------      -------        -------
 Less Distributions
   Dividends from Net Investment Income..............    0.289       0.583       0.582        0.475        0.662          0.731
   Distributions from Capital Gains..................       --          --          --        0.153        0.237          0.156
                                                       -------     -------     -------      -------      -------        -------
   Total Distributions...............................    0.289       0.583       0.582        0.628        0.899          0.887
                                                       -------     -------     -------      -------      -------        -------
Net Asset Value, End of Period.......................  $ 12.20     $ 11.84     $ 11.85      $ 11.70      $ 12.70       $  11.52
                                                       =======     =======     =======      =======      =======        =======
Total Return (1).....................................    5.53%       4.88%       6.53%       (2.99%)      18.72%         11.99%
Ratios/Supplemental Data
 Net Assets, End of Period (000 omitted).............  $67,185     $70,480     $88,783      $98,054      $83,672       $ 17,548
 Ratio of Expenses to Average Net Assets #...........    0.90%       0.90%       0.85%        0.58%        0.23%             --
 Ratio of Net Investment Income to Average Net
   Assets #..........................................    4.88%       4.83%       5.07%        4.75%        5.25%          6.26%
 Ratio of Expenses Without Waivers and Assumption of
   Expenses to Average Net Assets #..................    1.29%       1.46%       1.47%        1.29%        1.20%          2.34%
 Ratio of Net Investment Income Without Waivers and
   Assumption of Expenses to Average Net Assets #....    4.49%       4.27%       4.45%        4.04%        4.28%          3.92%
Portfolio Turnover Rate..............................      55%        210%        233%         258%         149%           266%

                                                               Vista Tax Free Income Fund
                                                       ---------------------------------------------
                                                                          Class B
                                                       ---------------------------------------------
                                                       9/1/96          Year Ended          11/4/93*
                                                       Through     -------------------      Through
                                                       2/28/97     8/31/96     8/31/95     8/31/94++
                                                       -------     -------     -------     ---------
Per Share Operating Performance
Net Asset Value, Beginning of Period.................  $ 11.76     $ 11.77     $ 11.65      $ 12.51
                                                       -------     -------     -------      -------
 Income from Investment Operations
   Net Investment Income.............................    0.245       0.486       0.498        0.423
   Net Gains or Losses on Securities (both realized
     and unrealized).................................    0.345      (0.006)      0.140       (0.707)
                                                       -------     -------     -------      -------
   Total from Investment Operations..................    0.590       0.480       0.638       (0.284)
                                                       -------     -------     -------      -------
 Less Distributions
   Dividends from Net Investment Income..............    0.239       0.490       0.518        0.423
   Distributions from Capital Gains..................       --          --          --        0.153
                                                       -------     -------     -------      -------
   Total Distributions...............................    0.239       0.490       0.518        0.576
                                                       -------     -------     -------      -------
Net Asset Value, End of Period.......................  $ 12.11     $ 11.76     $ 11.77      $ 11.65
                                                       =======     =======     =======      =======
Total Return (1).....................................    5.04%       4.10%       5.70%       (2.35%)
Ratios/Supplemental Data
 Net Assets, End of Period (000 omitted).............  $14,404     $14,329     $14,265      $11,652
 Ratio of Expenses to Average Net Assets #...........    1.64%       1.65%       1.61%        1.47%
 Ratio of Net Investment Income to Average Net
   Assets #..........................................    4.14%       4.08%       4.31%        3.95%
 Ratio of Expenses Without Waivers and Assumption of
   Expenses to Average Net Assets #..................    1.79%       1.95%       1.97%        1.81%
 Ratio of Net Investment Income Without Waivers and
   Assumption of Expenses to Average Net Assets #....    3.99%       3.78%       3.95%        3.61%
Portfolio Turnover Rate..............................      55%        210%        233%         258%

---------------

(1) Total return figures do not include the effect of any sales load.
 # Short periods have been annualized.
 * Commencement of offering of class of shares.
 ++ In 1994 TFI changed its fiscal year-end from October 31 to August 31.

                       See notes to financial statements.

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OF BENEFICIAL INTEREST
OUTSTANDING
Throughout each period indicated (unaudited) (continued)
--------------------------------------------------------------------------------

                                                                          Vista New York Tax Free Income Fund
                                                       --------------------------------------------------------------------------
                                                                                        Class A
                                                       --------------------------------------------------------------------------
                                                       9/1/96           Year Ended           11/1/93            Year Ended
                                                       Through     --------------------      Through      -----------------------
                                                       2/28/97     8/31/96     8/31/95      8/31/94++     10/31/93      10/31/92
                                                       -------     -------     --------     ---------     --------     ----------
Per Share Operating Performance
Net Asset Value, Beginning of Period.................  $ 11.39     $ 11.47     $  11.30     $  12.27      $  11.18      $  11.24
                                                       -------     -------     --------     --------      --------       -------
 Income from Investment Operations
   Net Investment Income.............................    0.278       0.555        0.570        0.473         0.592         0.473
   Net Gains or Losses on Securities (both realized
     and unrealized).................................    0.287      (0.077)       0.167       (0.688)        1.281         0.274
                                                       -------     -------     --------     --------      --------       -------
   Total from Investment Operations..................    0.565       0.478        0.737       (0.215)        1.873         0.747
                                                       -------     -------     --------     --------      --------       -------
 Less Distributions
   Dividends from Net Investment Income..............    0.272       0.558        0.567        0.472         0.591         0.473
   Distributions from Capital Gains..................    0.023          --           --        0.283         0.194         0.334
                                                       -------     -------     --------     --------      --------       -------
   Total Distributions...............................    0.295       0.558        0.567        0.755         0.785         0.807
                                                       -------     -------     --------     --------      --------       -------
Net Asset Value, End of Period.......................  $ 11.66     $ 11.39     $  11.47     $  11.30      $  12.27      $  11.18
                                                       =======     =======     ========     ========      ========       =======
Total Return (1).....................................    4.99%       4.20%        6.82%       (1.81%)       17.31%         8.57%
Ratios/Supplemental Data
 Net Assets, End of Period (000 omitted).............  $93,460     $96,102     $104,168     $103,113      $120,809      $ 48,420
 Ratio of Expenses to Average Net Assets #...........    0.90%       0.90%        0.85%        0.76%         0.75%         0.75%
 Ratio of Net Investment Income to Average Net Assets
   #.................................................    4.82%       4.76%        5.11%        4.89%         4.86%         5.74%
 Ratio of Expenses Without Waivers and Assumption of
   Expenses to Average Net Assets #..................    1.18%       1.27%        1.37%        1.25%         1.11%         1.41%
 Ratio of Net Investment Income Without Waivers and
   Assumption of Expenses to Average Net Assets #....    4.54%       4.39%        4.59%        4.40%         4.50%         5.08%
Portfolio Turnover Rate..............................      49%        156%         122%         162%          150%          280%

                                                            Vista New York Tax Free Income Fund
                                                       ---------------------------------------------
                                                                          Class B
                                                       ---------------------------------------------
                                                       9/1/96          Year Ended          11/4/93*
                                                       Through     -------------------      Through
                                                       2/28/97     8/31/96     8/31/95     8/31/94++
                                                       -------     -------     -------     ---------
Per Share Operating Performance
Net Asset Value, Beginning of Period.................  $ 11.33     $ 11.41     $ 11.27      $ 12.11
                                                       -------     -------     -------      -------
 Income from Investment Operations
   Net Investment Income.............................    0.232       0.469       0.485        0.419
   Net Gains or Losses on Securities (both realized
     and unrealized).................................    0.294      (0.086)      0.162       (0.543)
                                                       -------     -------     -------      -------
   Total from Investment Operations..................    0.526       0.383       0.647       (0.124)
                                                       -------     -------     -------      -------
 Less Distributions
   Dividends from Net Investment Income..............    0.222       0.463       0.507        0.433
   Distributions from Capital Gains..................    0.023          --          --        0.283
                                                       -------     -------     -------      -------
   Total Distributions...............................    0.245       0.463       0.507        0.716
                                                       -------     -------     -------      -------
Net Asset Value, End of Period.......................  $ 11.61     $ 11.33     $ 11.41      $ 11.27
                                                       =======     =======     =======      =======
Total Return (1).....................................    4.66%       3.46%       5.99%       (1.11%)
Ratios/Supplemental Data
 Net Assets, End of Period (000 omitted).............  $12,837     $13,667     $10,633      $ 7,234
 Ratio of Expenses to Average Net Assets #...........    1.64%       1.65%       1.61%        1.51%
 Ratio of Net Investment Income to Average Net Assets
   #.................................................    4.08%       4.01%       4.35%        4.28%
 Ratio of Expenses Without Waivers and Assumption of
   Expenses to Average Net Assets #..................    1.68%       1.76%       1.87%        1.76%
 Ratio of Net Investment Income Without Waivers and
   Assumption of Expenses to Average Net Assets #....    4.04%       3.90%       4.09%        4.03%
Portfolio Turnover Rate..............................      49%        156%        122%         162%

---------------

(1) Total return figures do not include the effect of any sales load.
 # Short periods have been annualized.
 * Commencement of offering of class of shares.
 ++ In 1994 NYTFI changed its fiscal year-end from October 31 to August 31.

                       See notes to financial statements.

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OF BENEFICIAL INTEREST
OUTSTANDING
Throughout each period indicated (unaudited) (continued)
--------------------------------------------------------------------------------

                                                                                              Vista California
                                                                                         Intermediate Tax Free Fund
                                                                         ----------------------------------------------------------
                                                                         9/1/96          Year Ended           11/1/94      7/15/93*
                                                                         Through     -------------------      Through      Through
                                                                         2/28/97     8/31/96     8/31/95     8/31/94++     10/31/93
                                                                         -------     -------     -------     ---------     --------
Per Share Operating Performance
Net Asset Value, Beginning of Period..................................   $ 9.81      $ 9.89      $ 9.69       $ 10.30      $ 10.22
                                                                         -------     -------     -------      -------
 Income from Investment Operations
   Net Investment Income..............................................    0.231       0.473       0.505         0.320        0.166
   Net Gains or Losses on Securities (both realized and unrealized)...    0.195       0.013       0.200        (0.408)       0.081
                                                                         -------     -------     -------      -------
       Total from Investment Operations...............................    0.426       0.486       0.705        (0.088)       0.247
                                                                         -------     -------     -------      -------
 Less Distributions
   Dividends from Net Investment Income...............................    0.226       0.476       0.505         0.404        0.165
   Distributions from Capital Gains...................................       --       0.090          --         0.118           --
                                                                         -------     -------     -------      -------
   Total Distributions................................................    0.226       0.566       0.505         0.522        0.165
                                                                         -------     -------     -------      -------
Net Asset Value, End of Period........................................   $10.01      $ 9.81      $ 9.89       $  9.69      $ 10.30
                                                                         =======     =======     =======      =======
Total Return (1)......................................................    4.38%       5.00%       7.55%        (0.86%)       2.42%
Ratios/Supplemental Data
 Net Assets, End of Period (000 omitted)..............................   $26,256     $28,298     $32,746      $36,264      $41,728
 Ratio of Expenses to Average Net Assets #............................    0.60%       0.60%       0.52%         0.52%        0.52%
 Ratio of Net Investment Income to Average Net Assets #...............    4.69%       4.77%       5.24%         4.88%        4.83%
 Ratio of Expenses Without Waivers and Assumption of Expenses to
   Average Net Assets #...............................................    1.35%       1.47%       1.40%         1.37%        1.33%
 Ratio of Net Investment Income Without Waivers and Assumption of
   Expenses to Average Net Assets #...................................    3.94%       3.90%       4.36%         4.03%        4.02%
Portfolio Turnover Rate...............................................      23%        188%         94%           93%          40%

---------------
(1) Total return figures do not include the effect of any sales load.
 # Short periods have been annualized.
 * Commencement of operations.
 ++ In 1994 CITF changed its fiscal year end from October 31 to August 31.

                       See notes to financial statements.

                       This Page Intentionally Left Blank

                              VISTA SERVICE CENTER
                                P.O. BOX 419392
                             KANSAS CITY, MO 64179

                       Investment Adviser, Administrator,
               Shareholder and Fund Servicing Agent and Custodian
                            The Chase Manhattan Bank

                                  Distributor
                         Vista Fund Distributors, Inc.

                                 Transfer Agent
                               DST Systems, Inc.

                                 Legal Counsel
                           Simpson Thacher & Bartlett

                            Independent Accountants
                              Price Waterhouse LLP

Vista Mutual Funds are distributed by Vista Fund Distributors, Inc., which is unaffiliated with The Chase Manhattan Bank. Chase and its respective affiliates receive compensation from the Vista Funds for providing investment advisory and other services.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanies by a prospectus.

To obtain a prospectus for any of the Vista Funds, call 1-800-34-VISTA. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

The financial information in this report has been taken from the books and records of the Funds without examination by independent accountants, who express no opinion thereto.

                                                                       VIS-3-497

[VISTA LOGO]

------------------------------------------------------------------

Tax Free Money Market Funds:

- VISTA TAX FREE MONEY MARKET FUND
  (Vista, Premier and Institutional Shares)

- VISTA NEW YORK TAX FREE MONEY MARKET FUND
  (Vista Shares)

- VISTA CALIFORNIA TAX FREE MONEY MARKET FUND
  (Vista Shares)
------------------------------------------------------------------

------------------------------------------------------------------

                              SEMIANNUAL REPORT
                              FEBRUARY 28, 1997
                                 (UNAUDITED)

CONTENTS

       Chairman's Letter                                                1
       Fund Facts                                                       2
       Portfolio of Investments                                         3
       Notes to Financial Statements                                   32
       Per Share Data                                                  37

As noted six months ago, we are in the process of redesigning your Shareholder Reports to include even more information about your Fund, its current investment strategy and how it is performing. In order to launch this new design at your Fund's year-end, we are planning to introduce the new format with your next Annual Report.

                                                                  April 10, 1997
Dear Shareholder:

We are pleased to present this semi-annual report on each of the Vista tax-free money market funds. Inside, you'll find current seven-day yields and taxable equivalent yields for such fund as of February 28, 1997 as well as listings of current holdings.

MANAGING YOUR MONEY IN A CHANGING INTEREST RATE ENVIRONMENT

Over the six-month period, the yield on the one-year U.S. Treasury bill declined from 5.89% to 5.67%. However, this rather benign overview masks a highly-volatile environment dominated by changing perceptions of the strength of U.S. economic growth as well as the market's anticipation of Federal Reserve Board policy changes.

At the beginning of the period, reports of a slowing economy led many market participants to believe that the Fed would not raise interest rates and, as a result, the yield on the one-year T-bill fell to a low of 5.35% at the end of November, 1996. The turning point in yields came in early December in response to weaker demand and fears that the Fed might raise interest rates. The market became inconsistent as investors reacted to each new report on the economy's strength and attempted to determine the Fed's stance. By the time Fed Chairman Greenspan testified before Congress in February, it was clear that he was set to raise the Federal Funds rate to preempt any wage inflation.

SUPPLY & DEMAND FACTORS DOMINATE TAX FREE MONEY MARKETS

As usual, the yields available on the securities in your funds were highly-dependent on supply and demand factors. Since many investors use tax-free money market funds as a parking place for dollars they'll eventually use for longer-term investments or to pay taxes, each fund's invested assets fluctuate substantially. Additionally, there are traditional times of the year when short-term tax free instruments mature, requiring that your fund re-invest at prevailing interest rates. Together, these factors create a challenging job for Vista's tax-free money market management team -- one I'm pleased to note they performed very well during the reporting period.

Moving forward, you can be confident that our team of investment professionals will stay true to a certain course: to seek to provide you with stability, liquidity and attractive yields, prudently taking advantage of opportunities while seeking to protect the principal value of your short-term funds. We appreciate the confidence you have placed in us and encourage you to call your investment representative or 1-800-34-VISTA if you have any questions.

Sincerely,
/s/ Fergus Reid
Fergus Reid
Chairman

INVESTMENTS IN THE FUNDS ARE NOT DEPOSITS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK, AND THE SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENTS IN MUTUAL FUNDS INVOLVE RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

MONEY MARKET FUND FACTS(1) (unaudited)
As of February 28, 1997

  ------------------------------------------------------------------------------------
                                                               VISTA            VISTA
                                              VISTA         NEW YORK TAX      CALIFORNIA
                                             TAX FREE           FREE           TAX FREE
                                              MONEY            MONEY            MONEY
                                           MARKET(2,3)       MARKET(3)        MARKET(3)
------------------------------------------------------------------------------------
7-Day SEC Yield(1)
  Vista                                       2.92%            2.82%            2.81%
  Premier                                     2.98%              --               --
  Institutional                               3.24%              --               --

Without Fee Waiver
  Vista                                       2.78%            2.68%            2.49%
  Premier                                     2.98%              --               --
  Institutional                               3.24%              --               --

Taxable Equivalent Yield(4)

  Vista                                       4.56%            4.74%            4.88%
  Premier                                     4.66%              --               --
  Institutional                               5.06%              --               --

---------------

(1) Past performance is not a guarantee of future results. Yields will fluctuate. An investment is neither insured nor guaranteed by the U.S. government and there can be no assurance that the funds will maintain a stable Net Asset Value of $1.00 per share.

(2) No fees are being waived for the Premier Shares and Institutional Shares of Vista Tax Free Money Market Fund. All other yields reflect the voluntary waiver of certain expenses and the assumption of certain expenses otherwise payable by the Fund. This voluntary waiver may be modified or terminated at any time, which would reduce the funds' performance.

(3) A portion of the funds' income may be subject to the Alternative Minimum Tax
    (AMT), and some investors may be subject to certain state and local taxes.

(4) Taxable Equivalent Yields are calculated based on the SEC Yield divided by 1 minus the effective tax rate. Effective combined federal, state and/or local tax rates for Tax Free Money Market, New York Tax Free Money Market and California Tax Free Money Market are 36%, 40.56% and 42.40%, respectively.

VISTA TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited)

 Principal
   Amount                               Issuer                                Value
 ------------------------------------------------------------------------------------
 STATE AND MUNICIPAL OBLIGATIONS -- 99.1%
 ------------------------------------------------------------------------------------
               ALABAMA -- 2.2%
               ---------------------------------------------------------
$  6,300,000     Birmingham, Alabama, Ser. 1992-A, FRDN, 3.300%,          $   6,300,000
                   03/05/97
   3,700,000     Chatom, Alabama, IDB, PCR, Alabama Electric Coop, CP,        3,700,000
                   3.500%, 04/09/97
   4,800,000     Enterprise, Alabama, IDB, IDR, Taxable, Coffee Gin Co.,      4,800,000
                   FRDN, Rev., 3.450%, 03/06/97
   1,000,000     Mcintosh, Alabama, IDB, Solid Waste Disposal, CIBA-          1,000,000
                   Geigy Corp., FRDN, 3.300%, 03/05/97
   2,500,000     Phenix County, Alabama, IDB, Environmental Improvement,      2,500,000
                   Georgia Kraft Project, FRDN, Rev., 3.400%, 03/03/97
   1,500,000     St. Clair County, Alabama, IDB, National Cement Co.,         1,500,000
                   Inc., Project II, FRDN, Rev., 3.300%, 03/06/97
                                                                          -------------
                                                                             19,800,000
                                                                          -------------
               ALASKA -- 0.6%
               ---------------------------------------------------------
   4,000,000     Anchorage, Alaska, TAN, 4.000%, 12/17/97                     4,014,454
   1,400,000     Valdez Alaska Marine Term, Arco Transition Project,          1,400,000
                   Ser. A, CP, 3.450%, 05/14/97
                                                                          -------------
                                                                              5,414,454
                                                                          -------------
               ARIZONA -- 5.6%
               ---------------------------------------------------------
  14,100,000     Apache County, Arizona, IDA, Tucson Electric, 83C,          14,100,000
                   FRDN, Rev., 3.300%, 03/05/97
   5,100,000     Casa Grand, Arizona, Industrial Development Authority,       5,100,000
                   Mayville Metal, FRDN, Rev., 3.550%, 03/05/97
                 Maricopa County, Arizona, PCR, Arizona Public Service
                   Co.,
   2,600,000       Ser. B, FRDN, Rev., 3.450%, 03/03/97                       2,600,000
   1,600,000       Ser. E, FRDN, Rev., 3.450%, 03/03/97                       1,600,000
   1,000,000     Maricopa County, Arizona, Union School District No.          1,003,244
                   097, Deer VY, Ser. A, GO, 5.000%, 07/01/97
                 Phoenix Arizona IDA Multifamily Housing,
   1,925,000       Paradise Shadows Apartments, FRDN, Rev., 3.350%,           1,925,000
                     03/05/97
   2,900,000       Southwest Villages Project A, FRDN, Rev., 3.350%,          2,900,000
                     03/04/97
   4,600,000     Phoenix, Arizona, Ser. 95-2, FRDN, 3.450%, 03/03/97          4,600,000
                 Pima County Arizona IDA, IDR, Tucson Electric Power
                   Co.,
   1,200,000       Power Project, 1983 Ser. A, FRDN, 3.300%, 03/05/97         1,200,000
   4,000,000       Project, FRDN, Rev., 3.400%, 03/05/97                      4,000,000
   1,300,000       Ser. A, FRDN, Rev., 3.300%, 03/05/97                       1,300,000
   9,700,000     Salt River Project Agricultural Improvement & Power          9,700,000
                   District, CP, 3.500%, 03/07/97
                                                                          -------------
                                                                             50,028,244
                                                                          -------------

                       See notes to financial statements.

VISTA TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited) (continued)

 Principal
   Amount                               Issuer                                Value
------------------------------------------------------------------------------------
STATE AND MUNICIPAL OBLIGATIONS -- (CONTINUED)
------------------------------------------------------------------------------------
               ARKANSAS -- 1.8%
               ---------------------------------------------------------
$  1,445,000     Arkansas State, Development Financing Authority, ADFA    $   1,445,386
                   Guarantee Program, Ser. A, Rev., 3.850%, 02/01/98
  14,600,000     University of Arkansas, UAMS Campus, FRDN, Rev.,            14,600,000
                   3.350%, 03/05/97
                                                                          -------------
                                                                             16,045,386
                                                                          -------------
               CALIFORNIA -- 3.1%
               ---------------------------------------------------------
                 California Higher Education Loan Authority Inc.,
                   Student Loan,
  15,000,000       Ser. A, Rev., PUT, 3.750%, 06/01/97                       15,000,000
  12,500,000       Ser. C, Rev., PUT, 3.750%, 06/01/97                       12,500,000
                                                                          -------------
                                                                             27,500,000
                                                                          -------------
               COLORADO -- 0.9%
               ---------------------------------------------------------
   7,200,000     Colorado Health Facilities Authority, Frasier Meadows        7,200,000
                   Manor, FRDN, Rev., 3.400%, 03/06/97
   1,000,000     Jefferson County, Colorado, COP, Jefferson County            1,042,726
                   Financing Corp., COP, 8.150%, 12/01/97
                                                                          -------------
                                                                              8,242,726
                                                                          -------------
               DELAWARE -- 0.8%
               ---------------------------------------------------------
   7,400,000     Sussex County Delaware, Industrial Revenue, Perdue           7,400,000
                   Farms Inc. Project, FRDN, Rev., 3.550%, 03/06/97       -------------
               FLORIDA -- 4.1%
               ---------------------------------------------------------
   9,600,000     Jacksonville, Florida, Rev., 3.650%, 01/23/98                9,600,000
   1,000,000     Jacksonville, Florida, IDR, Trailer Marine, Crowly,          1,000,000
                   FRDN, Rev., 3.400%, 03/03/97
   2,100,000     Martin County, Florida, PCC, Florida Light & Power Co.       2,100,000
                   Project, FRDN, 3.400%, 03/03/97
   2,500,000     Monroe County, Florida School District, GO, 3.600%,          2,500,000
                   06/04/97
   1,700,000     Okaloosa County, Florida, Gulf Coast Treatment Center,       1,700,000
                   FRDN, Rev., 3.400%, 03/05/97
   2,500,000     Pinellas County, Florida, Housing Finance Authority,         2,500,000
                   Single Family Mortgage, Multi-County Program, Ser. B,
                   Rev., PUT, 3.800%, 02/01/98
  16,000,000     St. Lucie County, Florida, PCR, Florida Power & Light       16,000,000
                   Co., CP, 3.500%, 03/06/97
     825,000     Volusia County, Florida, Housing Finance Authority, Sun        825,000
                   Pointe Apts., Ser. H, FRDN, 3.350%, 03/04/97
                                                                          -------------
                                                                             36,225,000
                                                                          -------------

                       See notes to financial statements.

VISTA TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited) (continued)

 Principal
   Amount                               Issuer                                Value
 ------------------------------------------------------------------------------------
 STATE AND MUNICIPAL OBLIGATIONS -- (CONTINUED)
 ------------------------------------------------------------------------------------
               GEORGIA -- 7.5%
               ---------------------------------------------------------
$  1,555,000     Bartow County, Georgia, IDA, Princeton Carpets, Inc.,    $   1,555,000
                   FRDN, Rev., 3.300%, 03/05/97
   6,300,000     Burke County, Georgia, Development Authority, PCR,           6,300,000
                   Oglethorpe Power Corp. Project A, CP, 3.450%,
                   03/06/97
   2,700,000     Clayton County, Georgia, Housing Authority, Multifamily      2,700,000
                   Rainwood Development, FRDN, 3.375%, 04/10/97
   9,675,000     Cobb County, Georgia, Development Authority, ID,             9,675,000
                   Wyndham Gardens Project, FRDN, Rev., 3.400%, 03/06/97
   2,500,000     Columbia County, Georgia, IDA, Dixie Bedding Co.             2,500,000
                   Project, Ser. P, FRDN, Rev., 3.450%, 03/06/97
      20,000     Columbus, Georgia, Development Authority, R P Real              20,000
                   Estate, Inc., FRDN, 3.850%, 03/06/97
   2,200,000     Elbert County & Elberton & Bowman, Georgia, Development      2,200,000
                   Authority, IDR, Seaboard Farms, FRDN, Rev., 3.450%,
                   03/06/97
   5,600,000     Fulco, Georgia, Hospital Authority, Piedmont Hospital        5,600,000
                   Project, FRDN, Rev., 3.350%, 03/05/97
                 Fulton County, Georgia, Development Authority,
   1,000,000       Arthritis Foundation Inc. Project, FRDN, Rev.,             1,000,000
                     3.350%, 03/05/97
   1,600,000       Industrial, American Graphics Project, FRDN, Rev.,         1,600,000
                     3.450%, 03/07/97
                 Fulton County, Georgia, Housing Authority, Multifamily,
   5,000,000       Holcomb Landing Apartments, FRDN, Rev., 3.350%,            5,000,000
                     03/05/97
  10,000,000       Spring Creed Crossing, FRDN, Rev., 3.350%, 03/05/97       10,000,000
   1,375,000     Gainesville, Georgia, Re-Development Authority,              1,375,000
                   Gainsville Development Project, FRDN, Rev., 3.400%,
                   03/05/97
                 Marietta Georgia, Housing Authority Multifamily,
   4,425,000       Concepts 21 Apartments, FRDN, Rev., 3.350%, 03/05/97       4,425,000
   7,000,000       Winterset Apartments P, FRDN, Rev., 3.350%, 03/05/97       7,000,000
   4,030,000     Rockdale County, Georgia, IDR, Takahashi Works USA,          4,030,000
                   Inc. Project, FRDN, Rev., 3.650%, 03/05/97
   1,445,000     Washington, Georgia, Wilkes Payroll Development              1,445,000
                   Authority, Pak Products, Inc., FRDN, 3.450%, 03/06/97
                                                                          -------------
                                                                             66,425,000
                                                                          -------------
               IDAHO -- 0.4%
               ---------------------------------------------------------
   3,800,000     Port Lewiston, Idaho, Port Facilities, Fribourg              3,800,000
                   Investment Co., FRDN, Rev., 3.710%, 03/04/97           -------------

                       See notes to financial statements.

VISTA TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited) (continued)

 Principal
   Amount                               Issuer                                Value
 ------------------------------------------------------------------------------------
 STATE AND MUNICIPAL OBLIGATIONS -- (CONTINUED)
 ------------------------------------------------------------------------------------
               ILLINOIS -- 6.5%
               ---------------------------------------------------------
                 Chicago, Illinois, Multi-Family Housing, Waveland
                   Associates Project,
$  8,800,000       Ser. B, FRDN, Rev., 3.300%, 03/05/97                   $   8,800,000
   1,900,000       Ser. E, FRDN, Rev., 3.300%, 03/05/97                       1,900,000
   5,000,000     Chicago, Illinois, Tender Notes, GO, 3.650%, 02/15/98        5,000,000
   2,000,000     Du Page Water Commission of Illinois, Prerefunded,           2,049,836
                   Rev., 6.800%, 05/01/97
                 Illinois Development Financing Authority,
   2,000,000       IDR, Balspar Corp. Project, FRDN, 3.450%, 03/06/97         2,000,000
   1,420,000       IDR, Big Bolt Corp. Project, FRDN, Rev., 3.700%,           1,420,000
                     03/05/97
   4,005,000       IDR, CFC International Inc. Project, FRDN, Rev.,           4,005,000
                     3.500%, 03/05/97
   3,590,000       IDR, Deerfield Executive Center Project, Rev.,             3,590,000
                     4.100%, 09/01/97
   2,000,000       IDR, Revcor Inc. Project, FRDN, Rev., 3.500%,              2,000,000
                     03/04/97
   2,180,000       IDR, Toughy Ltd. Partnership Project, FRDN, 3.500%,        2,180,000
                     03/05/97
   6,400,000       Presbyterian Home Lake, Ser. A, FRDN, 3.350%,              6,400,000
                     03/05/97
   5,000,000     Illinois Health Facilities Authority,                        5,000,000
                   Rush/Presbyterian, Ser. B, Rev., CP, 3.500%, 03/07/97
   5,000,000     Illinois Housing Development Authority, Homeowner            5,000,000
                   Mortgage, Sub. Ser. F-1, Rev., PUT, 3.650%, 12/18/97
   7,000,000     Illinois State, GO, 5.375%, 05/01/97                         7,019,281
   1,080,000     Springfield Illinois Electric, Jr. Lien, Rev., 4.000%,       1,083,135
                   03/01/98
                                                                          -------------
                                                                             57,447,252
                                                                          -------------
               INDIANA -- 1.3%
               ---------------------------------------------------------
   3,460,000     Indiana Health Facilities Financing Authority,               3,460,000
                   Investment Inc. Project A, FRDN, Rev., 3.400%,
                   03/06/97
   1,500,000     Indiana State, Development Financing Authority, IDR,         1,500,000
                   Goodwill Industries Center Industrial Project, FRDN,
                   Rev., 3.350%, 03/06/97
     200,000     Indianapolis, Indiana, EDC, Children's Museum Project,         200,000
                   FRDN, Rev., 3.300%, 03/06/97
   2,275,000     Lafayette, Indiana, EDC, Health Quest Realty XI, FRDN,       2,275,000
                   Rev., 3.400%, 03/06/97
     955,000     Muncie, Indiana, EDC, Rev., Health Quest Realty                955,000
                   Project, FRDN, Rev., 3.400%, 03/06/97
   3,100,000     Princeton, Indiana, PCR, PSI Energy Inc. Project, FRDN,      3,100,000
                   3.500%, 03/03/97
                                                                          -------------
                                                                             11,490,000
                                                                          -------------

                       See notes to financial statements.

VISTA TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited) (continued)

 Principal
   Amount                               Issuer                                Value
 ------------------------------------------------------------------------------------
 STATE AND MUNICIPAL OBLIGATIONS -- (CONTINUED)
 ------------------------------------------------------------------------------------
               IOWA -- 1.4%
               ---------------------------------------------------------
$ 12,250,000     Iowa State, School Cash Anticipation Program, Iowa       $  12,314,985
                   School Corps Warrant Certificates, Ser. B, 4.250%,     -------------
                   01/30/98
               KANSAS -- 1.9%
               ---------------------------------------------------------
                 Burlington, Kansas, PC,
   2,000,000       K C Power & Light Project, Ser. A, CP, 3.400%,             2,000,000
                     04/03/97
   2,000,000       K C Power & Light Project, Ser. A, CP, 3.400%,             2,000,000
                     05/08/97
   5,000,000       National Rural Kansas Electric, Ser. C-1, CP, 3.350%,      5,000,000
                     04/10/97
   5,335,000       National Rural Kansas Electric, Ser. C-1, CP, 3.400%,      5,335,000
                     04/10/97
   1,000,000     Johnson County, Kansas, Unified School District, No.         1,017,697
                   512, Swanee Mission, Ser. B, GO, 6.750%, 10/01/97
   1,150,000     Spring Hill, Kansas, Industrial Rev., Abrasive               1,150,000
                   Engineering Project, FRDN, Rev., 3.500%, 03/05/97
                                                                          -------------
                                                                             16,502,697
                                                                          -------------
               KENTUCKY -- 1.1%
               ---------------------------------------------------------
  10,000,000     Clark County, Kentucky, PCR, East Kentucky Power,           10,000,000
                   National RER-J-2, GO, 3.650%, 04/15/97                 -------------
               LOUISIANA -- 0.7%
               ---------------------------------------------------------
                 Louisiana Public Facilities Authority, Ser. A,
   2,000,000       Ser. A, GO, 4.500%, 09/24/97                               2,006,546
   4,000,000       Ser. B, GO, 4.500%, 09/24/97                               4,013,092
                                                                          -------------
                                                                              6,019,638
                                                                          -------------
               MAINE -- 0.4%
               ---------------------------------------------------------
   2,645,000     Lewiston Maine Rev., Geiger Brothers Project, FRDN,          2,645,000
                   Rev., 3.750%, 03/03/97
     920,000     Portland, Maine, Oakhurst Dairy, FRDN, 3.650%, 03/03/97        920,000
                                                                          -------------
                                                                              3,565,000
                                                                          -------------
               MARYLAND -- 2.1%
               ---------------------------------------------------------
   2,000,000     Anne Arundel County, Maryland, FRDN, 3.350%, 03/06/97        2,000,000
   4,000,000     Howard County, Maryland, Multifamily Housing, Sherwood       4,000,000
                   Crossing Ltd, Rev., PUT, 3.750%, 06/01/97

                       See notes to financial statements.

VISTA TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited) (continued)

 Principal
   Amount                               Issuer                                Value
 ------------------------------------------------------------------------------------
 STATE AND MUNICIPAL OBLIGATIONS -- (CONTINUED)
 ------------------------------------------------------------------------------------
                 Maryland State,
$  1,000,000       Board of Environmental Resource Recovery, Colstrip     $   1,000,000
                     Project, FRDN, 3.300%, 03/05/97
   3,105,000       EDC, Unisite Design Inc., Facility, FRDN, Rev.,            3,105,000
                     3.550%, 03/07/97
                 Montgomery County, Maryland,
   5,010,000       Housing Opportunity Commission Single Family               5,010,000
                     Mortgage, Ser. C, Rev., PUT, 3.700%, 03/17/97
   2,300,000       CP, 3.500%, 03/03/97                                       2,300,000
   1,500,000     Prince George's County, Maryland, FRDN, 3.400%,              1,500,000
                   03/03/97
                                                                          -------------
                                                                             18,915,000
                                                                          -------------
               MASSACHUSETTS -- 2.1%
               ---------------------------------------------------------
   7,200,000     Boston, Massachusetts, Ser. A, GO, 5.000%, 11/01/97          7,264,282
                 Massachusetts State,
   5,000,000       Health & Educational Facilities Authority, Harvard         5,000,000
                     University, Ser. L, CP, 3.450%, 04/08/97
   1,200,000       Industrial Financing Agency, Catamount Realty Trust,       1,200,000
                     FRDN, 3.650%, 03/03/97
   2,900,000       Industrial Financing Agency, Showa Women's                 2,900,000
                     Institution, Inc., FRDN, Rev., 3.400%, 03/03/97
   2,295,000     Taunton Massachusetts IDA, Realty Trust IX Project,          2,295,000
                   FRDN, Rev., 3.650%, 03/03/97
                                                                          -------------
                                                                             18,659,282
                                                                          -------------
               MICHIGAN -- 2.5%
               ---------------------------------------------------------
   2,000,000     Allegan County, Michigan, EDC, Dean Foods Co. Project,       2,000,000
                   FRDN, 3.350%, 03/06/97
   2,000,000     Dearborn, Michigan, EDC, Rev., Oakbrook Common Proj.,        2,000,000
                   FRDN, Rev., 3.350%, 03/05/97
   3,300,000     Detroit, Michigan, Downtown Development Authority,           3,300,000
                   Millender Center Project, FRDN, Rev., 3.500%,
                   03/06/97
   3,025,000     Farmington Hills, Michigan, EDC, Limited Obligation,         3,025,000
                   Carrefour, FRDN, Rev., 3.375%, 03/06/97
   1,300,000     Grand Rapids, Michigan, EDC, Amway Hotel Corp., Project      1,300,000
                   B, FRDN, 3.350%, 03/05/97
     250,000     Jackson County, Michigan, EDC, Melling Tool Project,           250,000
                   FRDN, 3.400%, 03/06/97

                       See notes to financial statements.

VISTA TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited) (continued)

 Principal
   Amount                               Issuer                                Value
 ------------------------------------------------------------------------------------

                                                             OBLIGATIONS -- (CONTINUED)
   ------------------------------------------------------------------------------------
                 Michigan State,
$  5,000,000       Hospital Financing Authority, St. Mary Hospital of     $   5,000,000
                     Livonia, Ser. A, FRDN, Rev., 3.350%, 03/05/97
   2,000,000       Strategic Fund, IDR, Michigan Sugar Co., Croswell          2,000,000
                     Project, FRDN, Rev., 3.350%, 03/06/97
   2,000,000       Strategic Fund, Lex Controls, Inc. Project, FRDN,          2,000,000
                     3.500%, 03/05/97
   1,250,000       Strategic Fund, Limited Obligation Rev., Wayne             1,250,000
                     Disposal, Oakland Project, FRDN, Rev., 3.400%,
                     03/05/97
                                                                          -------------
                                                                             22,125,000
                                                                          -------------
               MINNESOTA -- 1.3%
               ---------------------------------------------------------
   1,800,000     Bloomington, Minnesota, Port Authority, Mall of America      1,800,000
                   Project, FRDN, 3.350%, 03/07/97
                 Minnesota School Districts, Tax & Aid Antic Borrowing
                   Program Tax Antic Certificates of Indebtedness,
   2,595,000       Ser. A, COP, 3.750%, 02/13/98                              2,596,662
   4,000,000       Ser. B, COP, 3.650%, 03/10/98                              4,000,000
   3,000,000     Minnesota State, Higher Educational Facilities               3,000,000
                   Authority, University of St. Thomas, Ser. 4-A2, FRDN,
                   Rev., 3.400%, 03/05/97
                                                                          -------------
                                                                             11,396,662
                                                                          -------------
               MISSISSIPPI -- 0.8%
               ---------------------------------------------------------
   4,940,000     Mississippi, Business Financial Corp., IDR, Choctaw          4,940,000
                   Maid Farms, Inc. Project, FRDN, Rev., 3.450%,
                   03/05/97
   1,800,000     Perry County, Mississippi, PCC, Leaf River Forest            1,800,000
                   Project, FRDN, Rev., 3.300%, 03/06/97
                                                                          -------------
                                                                              6,740,000
                                                                          -------------
               MISSOURI -- 3.1%
               ---------------------------------------------------------
   1,000,000     Macon, Missouri IDA, Health Care Realty Macon, FRDN,         1,000,000
                   3.500%, 03/03/97
                 Missouri State Environmental Improvements & Energy
                   Research Authority,
  10,000,000       PCR, Union Electric Co., Ser. A, Rev., PUT, 3.650%,       10,000,000
                     06/01/97
   4,000,000       PCR, Union Electric Co., Ser. B, Rev., PUT, 3.650%,        4,000,000
                     06/01/97
                 Missouri State Health & Educational Facilities
                   Authority,
   7,500,000       SSM Health Care, Ser. C, CP, 3.500%, 03/11/97              7,500,000
   4,000,000       Washington University Project, Ser. A, FRDN, Rev.,         4,000,000
                     3.300%, 03/05/97
   1,000,000     Osage Beach, Missouri, IDA, Health Care Realty Osage,        1,000,000
                   FRDN, Rev., 3.500%, 03/03/97
                                                                          -------------
                                                                             27,500,000
                                                                          -------------

                       See notes to financial statements.

VISTA TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited) (continued)

 Principal
   Amount                               Issuer                                Value
 ------------------------------------------------------------------------------------
 STATE AND MUNICIPAL OBLIGATIONS -- (CONTINUED)
 ------------------------------------------------------------------------------------
               NEBRASKA -- 0.3%
               ---------------------------------------------------------
$  2,700,000     Sidney, Nebraska, IDR, Pennington Seed, Inc. Project,    $   2,700,000
                   FRDN, Rev., 3.450%, 03/05/97                           -------------
               NEW HAMPSHIRE -- 0.2%
               ---------------------------------------------------------
   1,955,000     New Hampshire State, Business Financing Authority,           1,955,000
                   Industrial Facilities, Nickerson Assembly Co., FRDN,   -------------
                   Rev., 3.600%, 03/05/97
               NEW MEXICO -- 3.8%
               ---------------------------------------------------------
   3,000,000     Albuquerque, New Mexico, Gross Receipts Tax, FRDN,           3,000,000
                   Rev., 3.350%, 03/05/97
  10,000,000     Farmington, New Mexico, PCR, Public Service Co., San        10,000,000
                   Juan, Ser. C, FRDN, Rev., 3.300%, 03/05/97
                 New Mexico State,
  10,000,000       Highway Community, Sub Lien, FRDN, Rev., 3.350%,          10,000,000
                     03/05/97
  10,300,000       Mortgage Financing Authority, Single-Family Mortgage      10,300,000
                     Program, Ser. H-1, Rev., 3.650%, 12/01/97
                                                                          -------------
                                                                             33,300,000
                                                                          -------------
               NEW YORK -- 0.9%
               ---------------------------------------------------------
                 New York State Energy Research & Development Authority,
   3,000,000       PCR, New York State Electric & Gas, Ser. D, Rev.,          3,000,000
                     3.600%, 12/01/97
   5,000,000       LILCO Project, Ser. A, Rev., PUT, 3.250%, 03/03/97         5,000,000
                                                                          -------------
                                                                              8,000,000
                                                                          -------------
               NORTH CAROLINA -- 1.2%
               ---------------------------------------------------------
   1,400,000     Lenoir County, North Carolina, Industrial Facilities &       1,400,000
                   PCFA, Texas Gulf Inc., Ser P, FRDN, Rev., 3.375%,
                   03/06/97
   4,870,000     Mecklenburg County, North Carolina, GO, 3.500%,              4,870,290
                   04/01/97
                 North Carolina,
   1,900,000       Educational Facilities Financing Agency, Guilford          1,900,000
                     College Project, FRDN, Rev., 3.450%, 03/03/97
   1,100,000       Industrial Facilities & PCFA, Scotland Container           1,100,000
                     Corp., Rev., PUT, 4.050%, 03/03/97
   1,050,000       Industrial Facilities & PCFA, Athol Mfg. Corp., Rev.,      1,050,000
                     PUT, 4.000%, 03/03/97
                                                                          -------------
                                                                             10,320,290
                                                                          -------------

                       See notes to financial statements.

VISTA TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited) (continued)

 Principal
   Amount                               Issuer                                Value
 ------------------------------------------------------------------------------------
 STATE AND MUNICIPAL OBLIGATIONS -- (CONTINUED)
 ------------------------------------------------------------------------------------
               OHIO -- 1.8%
               ---------------------------------------------------------
$  1,500,000     Cleveland, Ohio, TAN, 4.500%, 10/15/97                   $   1,504,498
   1,500,000     Montgomery County, Ohio, Multifamily Housing, Pedcor         1,500,000
                   Investments, Lyons Gate, Ser. A, FRDN, Rev., 3.400%,
                   03/06/97
   3,550,000     Ohio State, Housing Financing Agency, Single Family          3,550,000
                   Mortgage, Ser. FR-6, FRDN, Rev., 3.400%, 03/05/97
   2,000,000     Ohio State, Public Facilities, Community Higher              2,009,821
                   Education Capital Facilities, Ser. II-A, Rev.,
                   4.250%, 12/01/97
                 Summit County, Ohio,
   3,500,000       Ser. B, BAN, 4.000%, 06/05/97                              3,503,102
   4,000,000       Ser. C, BAN, 4.375%, 11/20/97                              4,020,221
                                                                          -------------
                                                                             16,087,642
                                                                          -------------
               OKLAHOMA -- 0.8%
               ---------------------------------------------------------
   7,000,000     Cushing Oklahoma, Municipal Authority Correctional           7,000,000
                   Facilities, FRDN, Rev., 3.350%, 03/06/97               -------------
               OREGON -- 1.8%
               ---------------------------------------------------------
                 Oregon State, Housing & Community Services Department,
                   Single-Family Mortgage Program,
   2,500,000       Ser. J, GO, 3.550%, 03/03/97                               2,500,000
  12,100,000       Ser. K, Rev., 3.650%, 12/11/97                            12,095,074
   1,000,000     Oregon State, Veteran Welfare, Ser. 74A, GO, 7.200%,         1,000,000
                   03/03/97
                                                                          -------------
                                                                             15,595,074
                                                                          -------------
               PENNSYLVANIA -- 2.6%
               ---------------------------------------------------------
   4,000,000     Beaver County, Pennsylvania, IDA, PCR, Duquesne Light        4,000,000
                   Co. Project, CP, 3.400%, 04/08/97
   1,550,000     Delaware County, Pennsylvania, IDA, PCR, BP Exploration      1,550,000
                   & Oil, FRDN, Rev., 3.450%, 03/03/97
                 Pennsylvania State,
   5,860,000       First Ser., GO, 5.250%, 05/15/97                           5,877,823
   2,400,000       Higher Education Assistance Agency, Student Loan,          2,400,000
                     Ser. A, FRDN, Rev., 3.400%, 03/05/97
   9,000,000     York, Pennsylvania, General Authority Pooled Financing,      9,000,000
                   FRDN, Rev., 3.350%, 03/06/97
                                                                          -------------
                                                                             22,827,823
                                                                          -------------

                       See notes to financial statements.

VISTA TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited) (continued)

 Principal
   Amount                               Issuer                                Value
------------------------------------------------------------------------------------
STATE AND MUNICIPAL OBLIGATIONS -- (CONTINUED)
------------------------------------------------------------------------------------
               SOUTH CAROLINA -- 0.9%
               ---------------------------------------------------------
$  1,400,000     Kershaw County, South Carolina, IDR, Deroyal Textiles    $   1,400,000
                   Inc. Project, FRDN, Rev., 3.500%, 03/05/97
                 South Carolina,
   1,000,000       Educational Facilities Authority for Private               1,007,120
                     Non-Profit Institutions, Furman University Project,
                     Ser. A, Rev., 5.000%, 10/01/97
   2,250,000       Jobs, Economic Development Authority, Florence             2,250,000
                     Housing Project, FRDN, 3.450%, 03/05/97
   1,000,000     South Carolina State, Ports Authority, FRDN, 3.400%,         1,000,000
                   03/05/97
   2,000,000     York County, South Carolina, PCR, North Carolina             2,000,000
                   Electric Project, FRDN, Rev., 3.800%, 03/17/97
                                                                          -------------
                                                                              7,657,120
                                                                          -------------
               SOUTH DAKOTA -- 0.3%
               ---------------------------------------------------------
   2,800,000     South Dakota State, Health & Educational, Sioux Valley       2,800,000
                   Hospital, FRDN, 3.350%, 03/07/97                       -------------
               TENNESSEE -- 3.5%
               ---------------------------------------------------------
     965,000     Franklin, Tennessee, Health & Education, Facilities            965,000
                   Board, Industrial Development Health Care Center,
                   FRDN, 3.600%, 03/03/97
   2,400,000     McMinn County, Tennessee, IRB, Thomas & Betts Corp.          2,400,000
                   Project, FRDN, Rev., 3.450%, 03/06/97
   1,700,000     Memphis, Tennessee, Ser. A, FRDN, GO, 3.300%, 03/05/97       1,700,000
   2,300,000     Metropolitan Government of Nashville & Davidson County,      2,300,000
                   Tennessee, Health & Educational Facilities Board,
                   Vanderbilt University, Ser. B, Rev., PUT, 3.700%,
                   05/01/97
                 Shelby County Tennessee Health Educational & Housing
                   Facilities Board, Multifamily Housing,
   6,155,000       Arbor Lake, FRDN, Rev., 3.500%, 03/05/97                   6,155,000
   7,635,000       Wyndridge, FRDN, Rev., 3.350%, 03/05/97                    7,635,000
   1,000,000     South Pittsburgh, Tennessee, Industrial Development,         1,000,000
                   Lodge Manufacturing Co. Project, FRDN, Rev., 3.450%,
                   03/05/97
   5,120,000     Tennessee State, School Board Authority Higher               5,120,000
                   Education Facilities, Ser. A, FRDN, BAN, 3.300%,
                   03/05/97
   4,000,000     Tullahoma, Tennessee, IDA Board, Rock Tennessee              4,000,000
                   Converting, FRDN, Rev., 3.450%, 03/05/97
                                                                          -------------
                                                                             31,275,000
                                                                          -------------

                       See notes to financial statements.

VISTA TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited) (continued)

 Principal
   Amount                               Issuer                                Value
 ------------------------------------------------------------------------------------
 STATE AND MUNICIPAL OBLIGATIONS -- (CONTINUED)
 ------------------------------------------------------------------------------------
               TEXAS -- 21.2%
               ---------------------------------------------------------
                 Austin, Texas,
$  3,950,000       Utilities System, Ser. 1, CP, 3.450%, 05/13/97         $   3,950,000
   6,000,000       Water Sewer & Electric, Prerefunded, Rev., 14.250%,        6,126,456
                     05/17/97
                 Bell County Texas,
   4,250,000       Health Facilities Development Corp., Southern              4,250,000
                     Healthcare Systems, Project C, FRDN, Rev., 3.300%,
                     03/06/97
   2,200,000       IDA, Franklin Industries, FRDN, 3.300%, 03/06/97           2,200,000
  18,925,000     Carroll, Texas, Independent School District, GO,            18,921,510
                   3.550%, 09/18/97
     500,000     Corsicana, Texas IDA, Kent Paper Co., FRDN, 3.450%,            500,000
                   03/05/97
   3,500,000     De Soto, Texas IDA, IDR, Solar Turbines Inc. Project,        3,500,000
                   FRDN, Rev., 3.350%, 03/05/97
   1,210,000     Denton, Texas, Independent School District, Ser. A, GO,      1,226,393
                   7.000%, 08/15/97
   3,500,000     Greater East, Texas Higher Education, Ser. A, Rev.,          3,500,000
                   4.050%, 09/01/97
   3,000,000     Greater Texas Student Loan Corp., Student Loan, Ser. A,      3,000,000
                   GO, 3.700%, 03/01/98
   3,000,000     Guadalupe Blanco River Authority, Texas, IDC, IDR, The       3,000,000
                   BOC Group Inc. Project, FRDN, Rev., 3.350%, 03/06/97
   2,291,000     Harris County, Texas, CP, 3.500%, 03/07/97                   2,291,000
                 Houston, Texas,
   4,050,000       GO, 5.800%, 03/01/98                                       4,130,963
   5,000,000       Airport Facilities, CP, 3.500%, 04/21/97                   5,000,000
   6,100,000       Ser. A, CP, 3.600%, 03/11/97                               6,100,000
  10,000,000       Ser. A, CP, 3.600%, 03/06/97                              10,000,000
   5,000,000       Ser. A, CP, 3.600%, 05/14/97                               5,000,000
                 Katy, Texas, Independent School District, Ser. A,
  11,500,000       FRDN, GO, 3.350%, 03/05/97                                11,500,000
  15,000,000       GO, 3.550%, 06/26/97                                      15,002,268
   2,000,000     Nueces River Authority, Texas, Pollution, Reynolds           2,000,000
                   Metals Co. Project, FRDN, Rev., 3.500%, 03/03/97
  20,000,000     Pasadena, Texas, Independent School District, Ser. A,       20,000,000
                   FRDN, GO, 3.250%, 03/07/97
   2,810,000     Port Corpus Christi, Texas, Industrial, Lantana Corp.        2,810,000
                   Project, FRDN, Rev., 3.400%, 03/06/97
   3,500,000     Sabine River Authority, Texas, PCR, Texas Utilities          3,500,000
                   Electric Co., Ser. B, FRDN, Rev., 3.500%, 03/03/97
   6,400,000     San Antonio, Texas, Water Systems, CPN, 3.550%,              6,400,000
                   05/02/97

                       See notes to financial statements.

VISTA TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited) (continued)

 Principal
   Amount                               Issuer                                Value
 ------------------------------------------------------------------------------------

STATE AND MUNICIPAL OBLIGATIONS -- (CONTINUED)
   ------------------------------------------------------------------------------------

$  4,100,000     Shenandoah, Texas, Health Facilities Development,        $   4,100,000
                   Southwood Ltd., I Project, FRDN, 3.630%, 03/06/97
   5,000,000     Texas Association of School Boards, COP, TAN, 4.750%,        5,019,617
                   08/29/97
   3,500,000     Texas Small Business IDC, Texas Public Facilities            3,500,000
                   Capital Access, FRDN, Rev., 3.350%, 03/05/97
  10,000,000     Texas State, TRAN, 4.750%, 08/29/97                         10,057,776
   8,000,000     Texas State, Public Financing, CP, 3.500%, 05/28/97          8,000,000
                 University of Texas, Arlington Combined Fee Rev.,
   4,000,000       CP, 3.350%, 04/10/97                                       4,000,000
   9,400,000       CP, 3.450%, 04/10/97                                       9,400,000
                                                                          -------------
                                                                            187,985,983
                                                                          -------------
               UTAH -- 1.7%
               ---------------------------------------------------------
   7,500,000     Salt Lake City, Utah, TRAN, 4.500%, 06/30/97                 7,511,956
   7,900,000     Utah State, Board of Regents, Student Loan, Ser. L,          7,900,000
                   FRDN, Rev., 3.400%, 03/05/97
                                                                          -------------
                                                                             15,411,956
                                                                          -------------
               WASHINGTON -- 2.2%
               ---------------------------------------------------------
  14,700,000     King County, Washington, TENDER OPTION, 3.400%,             14,700,000
                   03/05/97
   2,050,000     Redmond, Washington, Public Corp. Industrial,                2,050,000
                   Integrated Circuits Project, FRDN, Rev., 3.350%,
                   03/06/97
                 Washington State Public Power Supply Systems Nuclear
                   Project,
   1,500,000       No. 1, Ser. C, Rev., 7.250%, 07/01/97                      1,513,812
   1,350,000       No. 3, Ser. B, Rev., 6.800%, 07/01/97                      1,362,156
                                                                          -------------
                                                                             19,625,968
                                                                          -------------
               WEST VIRGINIA -- 0.1%
               ---------------------------------------------------------
   1,300,000     Marion County, West Virginia, County Community Solid         1,300,000
                   Waste Disposal Facility, Granttown Project, Ser. A,    -------------
                   FRDN, Rev., 3.450%, 03/05/97
               WISCONSIN -- 2.9%
               ---------------------------------------------------------
   5,600,000     Alma, Wisconsin, PC, FRDN, 3.700%, 03/03/97                  5,600,000
   1,000,000     Fairwater, Wisconsin, IDR, Dean Foods Co. Project,           1,000,000
                   FRDN, Rev., 3.350%, 03/06/97
   3,800,000     Germantown, Wisconsin, Industrial Rev., Great Lakes          3,800,000
                   Packaging Corp., FRDN, Rev., 3.500%, 03/05/97
     960,000     Grand Chute, Wisconsin, Industrial Rev., Kent Paper            960,000
                   Co., FRDN, 3.450%, 03/05/97
   2,000,000     Menomonee Falls, Wisconsin, IDA, Butler Paper Co.            2,000,000
                   Project, FRDN, Rev., 3.300%, 03/06/97

                       See notes to financial statements.

VISTA TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited) (continued)

 Principal
   Amount                               Issuer                                Value
 ------------------------------------------------------------------------------------

STATE AND MUNICIPAL OBLIGATIONS -- (CONTINUED)
   ------------------------------------------------------------------------------------
$  2,175,000     Milwaukee, Wisconsin, Ser. F, GO, 5.000%, 11/15/97       $   2,195,257
   9,800,000     Wisconsin State, TENDER OPTION, 3.550%, 03/07/97             9,800,000
                                                                          -------------
                                                                             25,355,257
                                                                          -------------
               WYOMING -- 0.7%
               ---------------------------------------------------------
   1,800,000     Green River, Wyoming, PCR, Texas Gulf Project, FRDN,         1,800,000
                   Rev., 3.500%, 03/06/97
   4,750,000     Sweetwater County, Wyoming, School District No. 1, Rock      4,755,747
                   Springs, TAW, 4.250%, 06/30/97
                                                                          -------------
                                                                              6,555,747
   ------------------------------------------------------------------------------------
               TOTAL INVESTMENTS -- 99.1%                                 $ 879,309,186
               (COST $879,309,186)**
   ------------------------------------------------------------------------------------

                       See notes to financial statements.

VISTA NEW YORK TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited)

 Principal
   Amount       Issuer                                                         Value
------------------------------------------------------------------------------------

BOND ANTICIPATION NOTES -- 7.4%
    ------------------------------------------------------------------------------------
$  4,000,000    Albany, New York, School District, 4.000%, 05/02/97        $   4,001,964
   3,000,000    Ballston Spa, New York, CSD, 4.000%, 12/31/97                  3,009,676
   2,500,000    Brockport, New York, 4.250%, 05/28/97                          2,503,396
   4,700,000    Caledonia-Mumford, New York, CSD, 4.250%, 02/11/98             4,718,498
   6,500,000    Commack, New York, Union Free School District, 4.250%,         6,506,066
                  06/27/97
   3,000,000    Honeoye Falls, Lima, New York, CSD, 4.250%, 06/26/97           3,003,231
   9,842,000    Ithaca, New York, 4.125%, 01/23/98                             9,885,900
                Nassau County, New York,
  10,000,000      Ser. A, 4.250%, 08/15/97                                    10,030,547
   4,000,000      Ser. C, 4.250%, 03/14/97                                     4,000,681
   4,000,000      Ser. C, 4.375%, 03/14/97                                     4,000,869
   5,000,000    Oyster Bay, New York, 4.000%, 02/27/98                         5,019,197
   4,000,000    Rochester, New York, Ser. III, 4.250%, 10/30/97                4,012,737
   1,255,000    Royalton-Hartland, New York, CSD, Ser. A, 4.500%,              1,258,047
                  08/15/97
   2,000,000    Solvay, New York, 4.500%, 10/16/97                             2,007,948
   3,092,000    Ulster, New York, 3.625%, 03/14/97                             3,092,240
    ------------------------------------------------------------------------------------
                TOTAL BOND ANTICIPATION NOTES                                 67,050,997
                (COST $67,050,997)
    ------------------------------------------------------------------------------------
                                   CERTIFICATES OF PARTICIPATION -- 1.4%
    ------------------------------------------------------------------------------------
                Eagle Tax-Exempt Trust, Weekly Options Mode,
                  Certificate,
   4,000,000      Ser. 96-3207, 3.550% 03/07/97                                4,000,000
   4,800,000      Ser. 97 C 3203, 3.350%, 03/07/97                             4,800,000
   4,000,000      Ser. 953202, 3.770%, 03/07/97                                4,000,000
    ------------------------------------------------------------------------------------
                TOTAL CERTIFICATES OF PARTICIPATION                           12,800,000
                (COST $12,800,000)
    ------------------------------------------------------------------------------------
                                               COMMERCIAL PAPER -- 14.5%
    ------------------------------------------------------------------------------------
                Government Development Bank of Puerto Rico,
  13,500,000      3.300%, 04/09/97                                            13,500,000
   2,000,000      3.300%, 04/17/97                                             2,000,000
   1,700,000      3.500%, 03/07/97                                             1,700,000
                New York City Municipal Water Financing Authority,
   4,000,000      3.300%, 03/03/97                                             4,000,000
   9,500,000      3.350%, 04/11/97                                             9,500,000
   5,400,000      3.400%, 05/21/97                                             5,400,000
   6,300,000      3.400%, 05/29/97                                             6,300,000
   2,000,000      3.450%, 03/10/97                                             2,000,000

                       See notes to financial statements.

VISTA NEW YORK TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited) (continued)

 Principal
   Amount       Issuer                                                         Value
------------------------------------------------------------------------------------

                                         COMMERCIAL PAPER -- (CONTINUED)
    ------------------------------------------------------------------------------------
                New York City,
$  1,500,000      3.350%, 03/24/97                                         $   1,500,000
   5,500,000      3.350%, 03/31/97                                             5,500,000
   1,500,000      3.400%, 04/23/97                                             1,500,000
   5,500,000      3.400%, 05/13/97                                             5,500,000
   3,100,000      3.450%, 06/25/97                                             3,100,000
   1,000,000      3.500%, 04/16/97                                             1,000,000
                New York City, GO,
   5,000,000      3.300%, 03/11/97                                             5,000,000
   6,800,000      3.300%, 03/17/97                                             6,800,000
   1,100,000      3.350%, 03/11/97                                             1,100,000
   1,000,000      3.450%, 03/13/97                                             1,000,000
   7,500,000      3.450%, 04/11/97                                             7,500,000
   1,000,000      3.450%, 04/18/97                                             1,000,000
   3,500,000      3.450%, 05/19/97                                             3,500,000
   5,500,000      3.500%, 03/13/97                                             5,500,000
   5,000,000      Ser. J, 3.350%, 03/11/97                                     5,000,000
   8,300,000      Ser. J, 3.450%, 06/19/97                                     8,300,000
   7,000,000    New York State GO, BAN, 3.350%, 03/03/97                       7,000,000
                New York State, Environmental Facilities Corp., Solid
                  Waste Disposal, General Electric Company Project A,
   2,500,000      3.300%, 03/13/97                                             2,500,000
  12,000,000      3.450%, 06/19/97                                            12,000,000
   1,805,000    Port Authority of New York & New Jersey, 3.350%,               1,805,000
                  04/09/97
    ------------------------------------------------------------------------------------
                TOTAL COMMERCIAL PAPER                                       130,505,000
                (COST $130,505,000)
    ------------------------------------------------------------------------------------
                                             GENERAL OBLIGATIONS -- 0.5%
    ------------------------------------------------------------------------------------
     500,000    Albany County, New York, 7.000%, 10/01/97                        509,915
   3,500,000    Nassau County, New York, Ser. S, 5.000%, 03/01/97              3,500,000
     650,000    Schenectady County, New York, 6.000%, 08/15/97                   656,676
    ------------------------------------------------------------------------------------
                TOTAL GENERAL OBLIGATIONS                                      4,666,591
                (COST $4,666,591)
    ------------------------------------------------------------------------------------
                                      REVENUE ANTICIPATION NOTES -- 6.6%
    ------------------------------------------------------------------------------------
   6,300,000    Buffalo, New York, Ser. A, 4.250%, 07/15/97                    6,315,796
                Erie County, New York,
   3,000,000      Ser. A, 4.250%, 04/17/97                                     3,002,421
   5,000,000      Ser. B, 4.250%, 11/19/97                                     5,022,579

                       See notes to financial statements.

VISTA NEW YORK TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited) (continued)

 Principal
   Amount       Issuer                                                         Value
------------------------------------------------------------------------------------

                               REVENUE ANTICIPATION NOTES -- (CONTINUED)
    ------------------------------------------------------------------------------------
$  3,000,000    Greece, New York, Central School District, 4.250%,         $   3,004,011
                  06/30/97
   4,387,000    Ithaca City, New York, City School District, 4.250%,           4,392,258
                  06/20/97
                Nassau County, New York,
   3,980,000      Ser. A, 3.500%, 03/05/97                                     3,979,942
   8,800,000      Ser. A, 4.000%, 03/05/97                                     8,800,456
  10,250,000      Ser. B, 4.250%, 04/15/97                                    10,256,791
                New York City, New York,
   1,500,000      Ser. A, 4.500%, 04/15/97                                     1,501,935
  11,000,000      Ser. B, 4.500%, 06/30/97                                    11,030,510
   2,000,000    Oyster Bay, New York, 4.125%, 01/30/98                         2,008,430
    ------------------------------------------------------------------------------------
                TOTAL REVENUE ANTICIPATION NOTES                              59,315,129
                (COST $59,315,129)
    ------------------------------------------------------------------------------------
                                                   REVENUE BONDS -- 6.5%
    ------------------------------------------------------------------------------------
     765,000    Hudson, New York IDA, Emsig Project, 4.250%, 12/15/97            765,000
   1,000,000    Metropolitan Transportation Authority of New York,             1,036,214
                  Service Contract, Commuter Facilities, Ser. 1, 8.500%,
                  07/01/97
   1,000,000    Municipal Assistance Corp., City of New York, NY, Ser.         1,001,702
                  D, 4.000%, 07/01/97
                New York City, New York,
   5,400,000      6.750%, 03/15/97                                             5,406,449
   2,000,000      Ser. A, 8.750%, 11/01/97                                     2,096,900
                New York City, New York Municipal Water Financing
                  Authority, Water & Sewer,
   3,000,000      6.500%, 06/15/97                                             3,070,265
   1,000,000      Ser. A, 7.625%, 06/15/97                                     1,025,831
     500,000      Ser. B, 8.250%, 06/15/97                                       516,533
   1,000,000    New York City, New York, Housing Development Corp.,            1,001,937
                  Multi-Family, Ser. A-1, 3.850%, 11/01/97
                New York State Dormitory Authority,
   2,200,000      City University System Consolidation, Ser. A, 8.125%,        2,275,986
                    07/01/97
     750,000      Special Obligation, State University Dorm Facilities,          752,120
                    Ser. A, 4.000%, 01/01/98
   1,250,000      Special Obligation, State University Educational             1,255,752
                    Facilities, Ser. A, 6.500%, 05/01/97
     500,000    New York State Environmental Facilities Corp., PCR,              499,523
                  State Water Revolving Fund, Ser. B, 3.550%, 02/15/98

                       See notes to financial statements.

VISTA NEW YORK TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited) (continued)

 Principal
   Amount       Issuer                                                         Value
------------------------------------------------------------------------------------

                                            REVENUE BONDS -- (CONTINUED)
    ------------------------------------------------------------------------------------
                New York State Medical Care Facilities Financing Agency,
$  6,820,000      Health Insurance Plan for Greater New York, Ser. B,      $   7,067,566
                    8.500%, 12/01/97
  16,500,000      Hospital & Nursing FHA Insured Mortgage, Ser. B,            17,502,682
                    8.100%, 02/15/98
   1,000,000      Insured Mortgage Hospital, Ser. A, 8.000%, 08/15/97          1,039,830
     465,000      Prerefunded, 7.700%, 02/15/98                                  491,598
     400,000    New York State Mortgage Agency, Homeowner Mortgage, Ser.         401,248
                  50, 4.200%, 10/01/97
   6,140,000    New York State Power Authority, Ser. V, 8.000%, 01/01/98       6,477,945
     200,000    New York State Thruway Authority, General Purpose, Ser.          202,202
                  C, 5.000%, 01/01/98
                Triborough Bridge & Tunnel Authority, New York,
   3,000,000      Ser. N, 7.875%, 01/01/98                                     3,146,961
     950,000      Special Obligation, Ser. A, 5.900%, 01/01/98                   967,856
    ------------------------------------------------------------------------------------
                TOTAL REVENUE BONDS                                           58,002,100
                (COST $58,002,100)
    ------------------------------------------------------------------------------------
                                         TAX ANTICIPATION NOTES -- 10.9%
    ------------------------------------------------------------------------------------
   4,000,000    Central Islip, New York, UFSD, 4.500%, 06/30/97                4,005,730
   4,750,000    Clarkstown, New York, CSD, 4.250%, 06/27/97                    4,756,560
   5,480,000    East Islip, New York, UFSD, 4.500%, 06/26/97                   5,487,599
   2,300,000    Elmont, New York, UFSD, 4.250%, 06/30/97                       2,302,936
   5,500,000    Garden City, New York, UFSD, 4.500%, 06/26/97                  5,511,090
   6,000,000    Levittown, New York, UFSD, 4.250%, 06/25/97                    6,006,739
   5,800,000    Manhasset, New York, UFSD, 4.250%, 06/26/97                    5,808,960
   4,650,000    Massapequa, New York UFSD, 4.250%, 06/30/97                    4,656,676
   2,536,000    Middletown, New York, Ser. A, 4.125%, 02/27/98                 2,547,551
                Nassau County, New York,
   8,000,000      Ser. B, 4.250%, 08/29/97                                     8,027,157
   7,600,000      Ser. C, 4.250%, 09/25/97                                     7,629,497
   2,725,000    North Babylon, New York, UFSD, 4.400%, 06/26/97                2,730,140
     915,000    Oceanside New York, UFSD, 4.250%, 06/27/97                       916,665
                Oyster Bay, New York,
   1,000,000      3.800%, 01/30/98                                             1,001,325
   4,000,000      4.125%, 01/30/98                                             4,016,860
   1,750,000    Peekskill, New York, City School District, 4.000%,             1,752,798
                  06/27/97
   7,000,000    Riverhead, New York, CSD, 4.250%, 06/26/97                     7,006,462
   4,500,000    Scarsdale, New York, UFSD, 4.250%, 06/26/97                    4,504,853
   4,000,000    Smithtown, New York, CSD, 4.500%, 06/26/97                     4,008,017

                       See notes to financial statements.

VISTA NEW YORK TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited) (continued)

 Principal
   Amount       Issuer                                                         Value
------------------------------------------------------------------------------------

                                   TAX ANTICIPATION NOTES -- (CONTINUED)
    ------------------------------------------------------------------------------------
                West Babylon, New York, UFSD,
$  3,195,000      4.250%, 06/26/97                                         $   3,198,548
   5,000,000      4.500%, 06/26/97                                             5,007,744
   3,500,000    West Islip, New York, UFSD, 4.250%, 06/30/97                   3,505,060
   4,000,000    Westchester County, New York, 3.480%, 12/11/97                 3,999,380
    ------------------------------------------------------------------------------------
                TOTAL TAX ANTICIPATION NOTES                                  98,388,347
                (COST $98,388,347)
    ------------------------------------------------------------------------------------
                                     FLOATING RATE DEMAND NOTES -- 52.1%
    ------------------------------------------------------------------------------------
     905,000    Albany, New York IDA, Newkirk Productions Inc. Project,          905,000
                  Ser. A, Rev., 3.400%, 03/07/97
                Babylon, New York,
     100,000      IDA, IDR J.D'Addario & Co. Inc. Project, Rev., 3.350%,         100,000
                    03/07/97
   2,050,000      IDA, Edwin Verger/Lambro Industries Rev., 3.500%,            2,050,000
                    03/07/97
   5,500,000      Ser. B, GO, 3.250%, 03/07/97                                 5,500,000
   1,300,000    Broome County, New York IDA, Binghamton Realty Project,        1,300,000
                  Rev., 3.200%, 03/07/97
     100,000    California PCFA, Solid Waste Disposal, CR&R Inc.                 100,000
                  Project, Ser. A, Rev., 3.350%, 03/07/97
                California Statewide Communities Development Authority,
   3,300,000      Apartment Development, Sub. Ser. A-1, Rev., 3.150%,          3,300,000
                    03/07/97
     440,000      IDR, Florestone, Rev., 3.300%, 03/07/97                        440,000
   1,900,000      IDR, Nichirin, Rev., 3.400%, 03/07/97                        1,900,000
     500,000      Industrial Peet's Coffee, Ser. E, Rev., 3.300%,                500,000
                    03/07/97
   3,330,000    Clinton County, New York, IDA, Bombardier Corp. Project,       3,330,000
                  Ser. A, 3.300%, 03/07/97
   2,600,000    Corona, California Multi-Family Housing, Country Hills         2,600,000
                  Project, Ser. B, Rev., 3.150%, 03/07/97
   4,970,000    Dutchess County, New York, IDA, Laerdal Medical Corp.,         4,970,000
                  Project, Rev., 3.450%, 03/07/97
   2,170,000    Erie County IDA, Rosina Food Products, Inc., Rev.,             2,170,000
                  3.300%, 03/07/97
   3,500,000    Franklin County, Ohio, Holy Cross Health Systems, Rev.,        3,500,000
                  3.400%, 03/07/97
                Glens Falls New York IDA, Rev.,
   1,595,000      Broad Street Center Project, Rev., 3.300%, 03/07/97          1,595,000
   1,810,000      IDA, Rev., Namic Project, Rev., 3.200%, 03/07/97             1,810,000
   1,800,000    Lewis County New York, IDA, Climax Manufacturing Co.           1,800,000
                  Project, Rev., 3.300%, 03/07/97

                       See notes to financial statements.

VISTA NEW YORK TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited) (continued)

 Principal
   Amount       Issuer                                                         Value
------------------------------------------------------------------------------------

                               FLOATING RATE DEMAND NOTES -- (CONTINUED)
    ------------------------------------------------------------------------------------
                Los Angeles County, California, Pension Obligation,
$  2,600,000      Ser. A, Rev., 3.200%, 03/07/97                           $   2,600,000
   1,200,000      Ser. B, Rev., 3.200%, 03/07/97                               1,200,000
  15,900,000    Metropolitan Transportation Authority, Commuter               15,900,000
                  Facilities, Rev., 3.200%, 03/07/97
   4,100,000    Monroe County IDA, Columbia Sussex Corp., Rev., 5.000%,        4,098,978
                  03/07/97
     400,000    Montgomery New York IDA, Service Merchandise Co., Rev.,          400,000
                  3.450%, 03/07/97
   3,350,000    Mount Pleasant, New York, IDA, PCR, General Motors Corp.       3,350,000
                  Project, Rev., 3.350%, 03/07/97
                New York City, New York, Housing Development Authority,
  11,100,000      East 96th Street Project, Ser. A, Rev., 3.300%,             11,100,000
                    03/07/97
   4,200,000      Mortgage, Multifamily, Columbus Apartments, Ser. A,          4,200,000
                    Rev., 3.100%, 03/07/97
   2,100,000      Mortgage, Multifamily, Columbus Apartments, Ser. A,          2,100,000
                    Rev., 3.200%, 03/07/97
   4,300,000      Mortgage, Multifamily, Tribeca Towers, Ser. A, Rev.,         4,300,000
                    3.200%, 03/07/97
   7,025,000      Mortgage Rev., Parkgate Tower, Ser. 1, Rev., 3.250%,         7,025,000
                    03/07/97
   8,000,000      Mortgage, Multifamily, 400 West 59th, Ser. A-1, Rev.,        8,000,000
                    3.300%, 03/07/97
   8,200,000      Mortgage, Multifamily, James Tower, Rev., 3.250%,            8,200,000
                    03/07/97
     500,000      Special Obligation, Upper 5th Ave. Project, Ser. A,            500,000
                    Rev., 3.150%, 03/07/97
                New York City, New York, IDA,
     500,000      Bears, Andin International, Inc., Rev., 3.250%,                500,000
                    03/07/97
   2,800,000      Civil Facilities, Calhoun School Inc. Project, Rev.,         2,800,000
                    3.150%, 03/07/97
   1,450,000      Civil Facility, Childrens Oncology Society, Rev.,            1,450,000
                    3.150%, 03/07/97
  33,300,000      IDR, Brooklyn Navy Yard Cogen, Ser. B, Rev., 3.300%,        33,300,000
                    03/07/97
     750,000      IDR, Ser. E, Rev., 3.250%, 03/07/97                            750,000
     350,000      Ser. B, Tomsed Realty Corp., Rev., 3.250%, 03/07/97            350,000
   1,350,000      Ser. D, Rev., 3.250%, 03/07/97                               1,350,000
     500,000      Ser. F, Marion Glass and Window Shade Corp., Rev.,             500,000
                    3.250%, 03/07/97
     450,000      Ser. G, Monarch Construction Corp., Rev., 3.250%,              450,000
                    03/07/97
     400,000      Ser. N, Spreading Machine Exchange, Inc., Rev.,                400,000
                    3.250%, 03/07/97

                       See notes to financial statements.

VISTA NEW YORK TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited) (continued)

 Principal
   Amount       Issuer                                                         Value
------------------------------------------------------------------------------------

                               FLOATING RATE DEMAND NOTES -- (CONTINUED)
    ------------------------------------------------------------------------------------
$  7,500,000      Special Facilities, Korean Air Lines, Co., Ser. A,       $   7,500,000
                    Rev., 3.300%, 03/07/97
   5,000,000      Special Facilities, Korean Air Lines, Co., Ser. C,           5,000,000
                    Rev., 3.300%, 03/07/97
     400,000      White Plains Auto Project, Rev., 3.200%, 03/07/97              400,000
   7,255,000    New York City, New York, Municipal Water Financing             7,255,000
                  Authority, Water & Sewer Systems, Municipal Securities
                  Trust Receipts, Ser. SGA 13, R, 3.250%, 03/07/97
                New York City, New York, Ser. A-9, GO,
  11,475,000      Ser. A-9, GO, 3.250%, 03/07/97                              11,475,000
   9,500,000      Ser. B through Sub-Ser. B-10, Rev., 3.200%, 03/07/97         9,500,000
  11,800,000      Ser. B through Sub-Ser. B-8, Rev., 3.200%, 03/07/97         11,800,000
   1,600,000      Ser. B, Sub.-Ser. B-6, Rev., 3.450%, 03/07/97                1,600,000
   6,000,000      Ser. D, Rev., 3.300%, 03/07/97                               6,000,000
   8,500,000      Ser. F-6, GO, 3.250%, 03/07/97                               8,500,000
   4,900,000      Sub. Ser. B8, GO, 3.200%, 03/07/97                           4,900,000
   3,950,000    New York City, New York, Trust for Cultural Resources,         3,950,000
                  American Museum of Natural History, Rev., 3.150%,
                  03/07/97
   2,865,000    New York State Dormitory Authority, Municipal Securities       2,865,000
                  Trust Receipts, SAK 17, Rev., 4.100%, 03/07/97
                New York State Energy Research & Development Authority,
   6,400,000      Gas Facilities, Brooklyn Union Gas Project, Ser. A-1,        6,400,000
                    Rev., 3.300%, 03/07/97
   4,800,000      PCR, Hudson Gas & Electric Co. Ser. B, Rev., 3.150%,         4,800,000
                    03/07/97
  12,200,000      PCR, Hudson Gas & Electric Co., Rev., 3.250%, 03/07/97      12,200,000
  20,800,000      PCR, Orange & Rockland Project, Ser. A, Rev., 3.150%,       20,800,000
                    03/07/97
   1,500,000    New York State Environmental Facilities Corp., Resource        1,500,000
                  Recovery, OFS Equity Huntington Project, Rev., 3.500%,
                  03/03/97
                New York State Housing Finance Agency, Multifamily,
   1,100,000      Ser. E, Rev., 3.250%, 03/07/97                               1,100,000
  16,800,000      Normandte Court I Project, Rev., 3.200%, 03/07/97           16,800,000
  13,400,000      Normandte Court II, Ser. A, Rev., 3.300%, 03/07/97          13,400,000
   5,150,000      Residential Insured, Ser. A, Rev., 3.250%, 03/07/97          5,150,000
   5,000,000      Union Square South Housing, Rev., 3.200%, 03/07/97           5,000,000
                New York State Job Development Authority,
   4,000,000      Ser. A-1 through A-21, Rev., 3.600%, 03/03/97                4,000,000
   2,700,000      Ser. A-1 through A-42, Rev., 3.650%, 03/03/97                2,700,000
   2,400,000      Ser. B-1 through B-21, Rev., 3.650%, 03/03/97                2,400,000

                       See notes to financial statements.

VISTA NEW YORK TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited) (continued)

 Principal
   Amount       Issuer                                                         Value
------------------------------------------------------------------------------------

                               FLOATING RATE DEMAND NOTES -- (CONTINUED)
    ------------------------------------------------------------------------------------
$  4,265,000      Ser. B-1 through B-9, Rev., 3.600%, 03/03/97             $   4,265,000
   1,420,000      Special Purpose Ser. A-1 through A-25, Rev., 3.600%,         1,420,000
                    03/03/97
     500,000      Special Purpose, Ser. A-1 through A-13, Rev., 3.650%,          500,000
                    03/07/97
     600,000      State Guaranteed, Special Purpose, Ser. B-1 through            600,000
                    B-2, Rev., 3.600%, 03/03/97
   1,685,000      Supplemental Purpose, Ser. B-1 thru B-9, Rev., 3.650%,       1,685,000
                    03/03/97
                New York State Local Assistance Corp., Rev.,
  32,400,000      3.150%, 03/07/97                                            32,400,000
  12,200,000      Ser. B, Rev., 3.200%, 03/07/97                              12,200,000
  12,000,000    New York State Local Government Assistance Corp., Ser.        12,000,000
                  D, Rev., 3.200%, 03/07/97
   4,900,000    New York State Local Government Assistance Corp., Ser.         4,900,000
                  E, Rev., 3.200%, 03/07/97
  16,600,000    New York State Local Government Assistance Corp., Ser.        16,600,000
                  G, Rev., 3.150%, 03/07/97
   1,900,000    Newburgh New York IDA, Civic Facility, Mt. St. Mary            1,900,000
                  College, Rev., 3.200%, 03/07/97
   4,200,000    Niagara Falls New York Bridge Commission, Ser. A, Rev.,        4,200,000
                  3.150%, 03/07/97
   2,950,000    Port Authority of New York & New Jersey, Equipment             2,950,000
                  Notes, Ser. 3, Rev., 3.450%, 03/07/97
   5,200,000    Puerto Rico Industrial, Medical, & Environmental, Higher       5,200,000
                  Education -- Ana G. Mendez Educational Found, Rev.,
                  3.300%, 03/07/97
   1,000,000    Rockland County New York IDA, X Products Corp. Project,        1,000,000
                  Rev., 3.300%, 03/07/97
     200,000    Santa Clara California Electric Revenue, Ser. B, Rev.,           200,000
                  3.250%, 03/07/97
   9,400,000    Seneca County, New York IDA, Civic Facility, New York          9,400,000
                  Chiropractic College, Rev., 3.150%, 03/07/97
   5,600,000    Suffolk County New York IDA, Nissequogue Cogen Partners,       5,600,000
                  Rev., 3.350%, 03/07/97
   3,400,000    Suffolk County, New York Water Authority, Rev., 3.250%,        3,400,000
                  03/07/97

                       See notes to financial statements.

VISTA NEW YORK TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited) (continued)

 Principal
   Amount       Issuer                                                         Value
------------------------------------------------------------------------------------

                               FLOATING RATE DEMAND NOTES -- (CONTINUED)
    ------------------------------------------------------------------------------------
$ 17,900,000    Triborough Bridge & Tunnel Authority of New York,          $  17,900,000
                  Special Obligation, Rev., 3.200%, 03/07/97
   2,200,000    Yonkers, New York, IDA Civic Facilities, Consumers Union       2,200,000
                  Facility, Rev., 3.150%, 03/07/97
    ------------------------------------------------------------------------------------
                TOTAL FLOATING RATE DEMAND NOTES                             470,208,978
                (COST $470,208,978)
    ====================================================================================
                TOTAL INVESTMENTS -- 99.9%                                 $ 900,937,142
                (COST $900,937,142)**
    ------------------------------------------------------------------------------------

                       See notes to financial statements.

VISTA CALIFORNIA TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited)

 Principal
  Amount       Issuer                                                           Value
------------------------------------------------------------------------------------

STATE & MUNICIPAL OBLIGATIONS -- 22.4%
     ------------------------------------------------------------------------------------
$ 1,500,000    California Community College Financing Authority, Ser. A,     $  1,504,379
                 TRAN, 4.750%, 07/02/97
  1,500,000    California School Cash Reserve Program Authority, Ser. B,        1,510,458
                 Rev., 4.500%, 12/19/97
    500,000    California State, Ser. A, RAN, 4.500%, 06/30/97                    501,535
               Los Angeles County, California,
  1,560,000      LOC Educational Agencies Participation Certificates,           1,564,365
                   Pooled TRAN Program, Ser. A, 4.750%, 06/30/97
  1,500,000      Ser. A, TRAN, 4.500%, 06/30/97                                 1,502,756
               Los Angeles, California,
  1,000,000      Department of Airports, Ser. A, Rev., 7.100%, 05/01/97         1,025,342
  1,000,000      Department of Airports, Ser. B, Rev., 7.200%, 05/01/97         1,025,506
  1,000,000      Union School District, Ser. A, TRAN, 4.500%, 06/30/97          1,002,234
  1,000,000    Port Oakland, California, Port, Ser. B, Rev., 7.250%,            1,026,138
                 05/01/97
  2,200,000    West Contra Costa, California Unified School District, TAN,      2,206,815
                 4.250%, 12/11/97
     ------------------------------------------------------------------------------------
               TOTAL STATE & MUNICIPAL OBLIGATIONS                             12,869,528
               (COST $12,869,528)
     ------------------------------------------------------------------------------------
                                       FLOATING RATE DEMAND NOTES -- 70.0%
     ------------------------------------------------------------------------------------
  1,500,000    Alameda-Contra Costa, California, Schools Financing              1,500,000
                 Authority, COP, Capital Improvements Financing Project,
                 Ser. B, 3.150%, 03/07/97
  1,055,000    California Educational Facilities Authority, Stanford            1,055,000
                 University, Ser. L, Rev., 3.100%, 03/07/97
    300,000    California Health Facilities Financing Authority,                  300,000
                 Floating-Pooled Loan Program, Ser. B, 3.300%, 03/07/97
    200,000    California PCFA, PCR, Shell Oil Co., Project A, Rev.,              200,000
                 3.200%, 03/03/97
    800,000    California PCFA, Resource Recovery, Burney Forest Products         800,000
                 Project, Ser. A, Rev., 3.250%, 03/03/97
               California Statewide Communities Development Corp,
    100,000      13th & I Association Project, 3.350%, 03/07/97                   100,000
  1,000,000      IDA, Howard Ser. B, Rev., 3.400%, 03/07/97                     1,000,000
    455,000      IDR, Evapco Inc. Project, Rev., 3.300%, 03/07/97                 455,000
    600,000      IDR, Nichirin, Rev., 3.400%, 03/07/97                            600,000
  1,000,000      ID, Setton Properties, Rev., 3.400%, 03/07/97                  1,000,000
  1,000,000      ID, Sunclipse, Rev., 3.300%, 03/07/97                          1,000,000
    800,000      Industrial Peet's Coffee, Ser. E, Rev., 3.300%, 03/07/97         800,000
  2,000,000    California State, Ser. C-4, Rev., 3.250%, 03/07/97               2,000,000

                       See notes to financial statements.

VISTA CALIFORNIA TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited) (continued)

 Principal
  Amount       Issuer                                                           Value
------------------------------------------------------------------------------------

FLOATING RATE DEMAND NOTES -- (CONTINUED)
------------------------------------------------------------------------------------
               Irvine Ranch, California Water District,
$ 1,100,000      Capital Improvement Project, 3.200%, 03/03/97               $  1,100,000
    700,000      Consolidation Bonds, Ser. B, GO, 3.250%, 03/03/97                700,000
    300,000      Ser. B, 3.250%, 03/03/97                                         300,000
    100,000      Improvement District No. 182, Ser. A, GO, 3.250%,                100,000
                   03/03/97
  1,600,000    Irvine, California Public Facilities & Infrastructure            1,600,000
                 Authority, Capital Improvement Projects, Rev., 3.150%,
                 03/07/97
  1,600,000    Kern County, California COP, Kern Public Facilities              1,600,000
                 Project, Ser. C, 3.150%, 03/07/97
               Los Angeles, California, Community Redevelopment Agency,
    600,000      COP, Baldwin Hills Public Park, 3.250%, 03/07/97                 600,000
    600,000      COP, Broadway Spring Center Project, 3.200%, 03/07/97            600,000
               Los Angeles, California, Regional Airports Improvement
                 Corp., American Airlines, L.A. International,
    100,000      Ser. B, Rev., 3.400%, 03/03/97                                   100,000
    600,000      Ser. D, Rev., 3.400%, 03/03/97                                   600,000
    300,000      Ser. E, Rev., 3.400%, 03/03/97                                   300,000
               Los Angeles County, California,
    300,000      IDA, IDR, Hon Industries Inc. Project, Rev., 3.200%,             300,000
                   03/07/97
  1,000,000      Metropolitan Transportation Authority, Proposal C, Second      1,000,000
                   Sr. Ser. A, Rev., 3.200%, 03/07/97
    300,000      Pension Obligation, Ser. A, Rev., 3.200%, 03/07/97               300,000
  1,600,000      Pension Obligation, Ser. B, Rev., 3.200%, 03/07/97             1,600,000
    500,000      Pension Obligation, Ser. C, Rev., 3.200%, 03/07/97               500,000
  2,000,000    Monterey Peninsula, California Water Management District,        2,000,000
                 Wastewater Reclamation Project, COP, 3.300%, 03/07/97
  4,500,000    New York City, New York, IDA, Civil Facility, Children's         4,500,000
                 Oncology Society, Rev., 3.150%, 03/07/97
  3,400,000    Orange County, California Sanitation Districts 1, 2, & 3,        3,400,000
                 COP, 3.400%, 03/03/97
               Palm Springs, California, Community Redevelopment Agency,
  1,300,000      COP, Headquarters Hot, Ser. 5, 3.300%, 03/07/97                1,300,000
    100,000      COP, Headquarters Hot, Ser. 7, 3.300%, 03/07/97                  100,000
  1,000,000    Rancho Mirage, California, Redevelopment Agency, COP,            1,000,000
                 Rancho Mirage, 3.300%, 03/07/97

                       See notes to financial statements.

VISTA CALIFORNIA TAX FREE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited) (continued)

 Principal
  Amount       Issuer                                                           Value
------------------------------------------------------------------------------------

FLOATING RATE DEMAND NOTES -- (CONTINUED)
------------------------------------------------------------------------------------
               San Bernardino County, California,
$ 1,000,000      COP, County Center Refinancing Project, 3.250%, 03/07/97    $  1,000,000
    100,000      IDA, Industrial Development, Aqua-Service, Rev., 3.300%,         100,000
                   03/07/97
    800,000      IDA, Ser. II, Master Halco Inc., Rev., 3.350%, 03/07/97          800,000
  1,000,000      Multi-Family Housing, Alta Park Apartments, Ser. P, Rev.,      1,000,000
                   3.500%, 03/07/97
    300,000    San Diego California IDA, Kaiser Aerospace & Electric,             300,000
                 3.450%, 03/07/97
               Santa Ana California,
    400,000      Health Facility, Multi Modal -- Town & Country, Rev.,            400,000
                   3.100%, 03/03/97
  1,000,000      Union School District, COP, 3.100%, 03/07/97                   1,000,000
    100,000    Santa Clara California Electric Revenue, Ser. B, 3.250%,           100,000
                 03/07/97
    600,000    Three Valleys Municipal Water District, Miramar Water              600,000
                 Treatment, 3.400%, 03/07/97
    380,000    Walnut, California Improvement Agency, IDA, IDR, Fairway           380,000
                 Molds Project, Rev., 3.300%, 03/07/97
     ------------------------------------------------------------------------------------
               TOTAL FLOATING RATE DEMAND NOTES                                40,090,000
               (COST $40,090,000)
     ------------------------------------------------------------------------------------
                                                                 COMMERCIAL PAPER -- 7.0%
     ------------------------------------------------------------------------------------
  2,000,000    Long Beach California Habor, Commercial Paper Notes, Ser.        2,000,000
                 A, 3.400%, 05/06/97
  2,000,000    Regents of the University of California, Oakland,                2,000,000
                 California, 3.300%, 03/11/97
     ------------------------------------------------------------------------------------
               TOTAL COMMERCIAL PAPER                                           4,000,000
               (COST $4,000,000)
     ====================================================================================
               TOTAL INVESTMENTS -- 99.4%                                    $ 56,959,528
               (COST $56,959,528)**
     ------------------------------------------------------------------------------------

                       See notes to financial statements.

LEGEND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited)

--------------------------------------------------------------------------------

**       =    The cost of securities is substantially the same for federal income tax purposes.
BAN      =    Bond Anticipation Note
COP      =    Certificate of Participation
CP       =    Commercial Paper
CSD      =    Central School District
EDC      =    Economic Development Corp.
FHA      =    Federal Housing Authority
FRDN     =    Floating Rate Demand Note: The maturity date shown is the next interest reset date; the rate shown is the rate in effect at February 28, 1997.
GO       =    General Obligation
ID       =    Industrial Development
IDA      =    Industrial Development Authority
IDB      =    Industrial Development Board
IDC      =    Industrial Development Corp.
IDR      =    Industrial Development Revenue
IRB      =    Industrial Revenue Bond
PC       =    Pollution Control
PCC      =    Pollution Control Corp.
PCFA     =    Pollution Control Financing Authority
PCR      =    Pollution Control Revenue
RAN      =    Revenue Anticipation Note
Rev.     =    Revenue Bond
TAN      =    Tax Anticipation Note
TAW      =    Tax Anticipation Warrant
TRAN     =    Tax & Revenue Anticipation Note
UFSD     =    Union Free School District

                       See notes to financial statements.

VISTA MUTUAL FUNDS
STATEMENT OF ASSETS AND LIABILITIES February 28, 1997 (unaudited)
--------------------------------------------------------------------------------

                                                                       Vista          Vista
                                                        Vista         New York      California
                                                       Tax Free       Tax Free       Tax Free
                                                     Money Market   Money Market   Money Market
                                                         Fund           Fund           Fund
                                                     ------------   ------------   ------------
ASSETS:
 Investment securities, at value (Note 1)........... $879,309,186   $900,937,142   $56,959,528
 Cash...............................................     939,008          4,381         45,003
 Other assets.......................................      49,768         57,892          2,422
 Receivables:
   Investment securities sold.......................  10,588,883             --             --
   Interest.........................................   5,956,476      7,242,656        427,036
   Fund shares sold.................................      44,782        777,373             --
                                                     ------------   ------------   ------------
       Total Assets................................. 896,888,103    909,019,444     57,433,989
                                                     ------------   ------------   ------------

LIABILITIES:
 Payable for investment securities purchased........   7,200,057      5,105,350             --
 Payable for Fund shares redeemed...................      93,547         92,132             --
 Dividends payable..................................   1,370,297      1,105,702         35,149
 Other liabilities..................................          --             --         41,641
 Accrued liabilities: (Note 2)
   Administration fees..............................      83,027         78,468          3,914
   Distribution fees................................      43,739         78,467          3,914
   Investment advisory fees.........................      69,931         78,467          1,174
   Shareholder/Fund servicing fees..................     118,480        164,781          3,914
   Custody fees.....................................      47,547         42,206          6,051
   Other............................................     220,212        164,174         55,129
                                                     ------------   ------------   ------------
       Total Liabilities............................   9,246,837      6,909,747        150,886
                                                     ------------   ------------   ------------

NET ASSETS:
 Paid in capital.................................... 887,636,946    902,013,655     57,282,751
 Accumulated undistributed net investment
   income...........................................       3,672         99,873         16,646
 Accumulated net realized gain (loss) on
   investment transactions..........................         648         (3,831)       (16,294)
                                                     ------------   ------------   ------------
   Net Assets....................................... $887,641,266   $902,109,697   $57,283,103
                                                     ============   ============   ============

Shares of beneficial interest outstanding
 ($.001 par value; unlimited number of shares
 authorized):
     Vista Shares................................... 546,522,897    902,189,524     57,281,536
     Premier Shares................................. 144,777,447
     Institutional Shares........................... 196,702,177

Net asset value, offering and redemption price per
 share, all classes (net assets/shares).............       $1.00          $1.00          $1.00
                                                     ============   ============   ============
Cost of investments................................. $879,309,186   $900,937,142   $56,959,528
                                                     ============   ============   ============

                       See notes to financial statements.

VISTA MUTUAL FUNDS
STATEMENT OF OPERATIONS
For the six months ended February 28, 1997 (unaudited)
--------------------------------------------------------------------------------

                                                                       Vista          Vista
                                                        Vista         New York      California
                                                       Tax Free       Tax Free       Tax Free
                                                     Money Market   Money Market   Money Market
                                                         Fund           Fund           Fund
                                                     ------------   ------------   ------------

INTEREST INCOME: (Note 1C).......................... $15,879,295    $16,256,672      $766,213
                                                     -----------    -----------    -----------
EXPENSES: (Note 2)
 Shareholder/Fund servicing fees....................   1,188,412      1,636,747        76,851
 Distribution fees..................................     289,998        467,642        21,958
 Administration fees................................     441,835        467,642        21,958
 Investment advisory fees...........................     441,836        467,642        21,958
 Custodian fees.....................................     125,213        139,292        14,499
 Printing and postage...............................       2,080          4,950         1,200
 Professional fees..................................      26,961         26,404         9,899
 Registration costs.................................      50,742         13,973         1,336
 Transfer agent fees................................      80,146        129,406        11,703
 Trustees fees and expenses.........................      25,803         23,625         1,267
 Other..............................................      34,452         33,862         1,443
                                                     -----------    -----------    -----------
       Total expenses...............................   2,707,478      3,411,185       184,072
 Less amounts waived (Note 2E)......................     406,095        654,699        61,094
                                                     -----------    -----------    -----------
   Net expenses.....................................   2,301,383      2,756,486       122,978
                                                     -----------    -----------    -----------
   Net investment income............................  13,577,912     13,500,186       643,235
                                                     -----------    -----------    -----------
REALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss) on investment
   transactions.....................................      71,853        (15,626)           --
                                                     -----------    -----------    -----------
 Net increase in net assets from operations......... $13,649,765    $13,484,560      $643,235
                                                     ===========    ===========    =============

                       See notes to financial statements.

VISTA MUTUAL FUNDS
STATEMENT OF CHANGES IN NET ASSETS (unaudited)
--------------------------------------------------------------------------------

                                                                                                                 Vista
                                                                                 Vista                         New York
                                                                               Tax Free                        Tax Free
                                                                             Money Market                    Money Market
                                                                                 Fund                            Fund
                                                                     -----------------------------   -----------------------------
                                                                        9/1/96           Year           9/1/96           Year
                                                                        Through          Ended          Through          Ended
                                                                        2/28/97         8/31/96         2/28/97         8/31/96
                                                                     -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income.............................................  $  13,577,912   $  18,372,456   $  13,500,186   $  15,764,958
 Net realized gain (loss) on investment transactions...............         71,853         (29,426)        (15,626)         11,794
                                                                      ------------    ------------    ------------    ------------
   Increase (decrease) in net assets from operations...............     13,649,765      18,343,030      13,484,560      15,776,752
                                                                      ------------    ------------    ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income.............................................    (13,617,779)    (18,336,414)    (13,483,950)    (15,770,908)
 Net realized gain on investment transactions......................             --              --              --         (18,550)
                                                                      ------------    ------------    ------------    ------------
       Total dividends and distributions...........................    (13,617,779)    (18,336,414)    (13,483,950)    (15,789,458)
                                                                      ------------    ------------    ------------    ------------

Increase (decrease) from capital share transactions................     19,738,130     444,019,822      11,695,609     512,026,166
                                                                      ------------    ------------    ------------    ------------
   Total increase (decrease).......................................     19,770,116     444,026,438      11,696,219     512,013,460

NET ASSETS:
 Beginning of period...............................................    867,871,150     423,844,712     890,413,478     378,400,018
                                                                      ------------    ------------    ------------    ------------
 End of period.....................................................  $ 887,641,266   $ 867,871,150   $ 902,109,697   $ 890,413,478
                                                                      ============    ============    ============    ============

                                                                                Vista
                                                                              California
                                                                               Tax Free
                                                                             Money Market
                                                                                 Fund
                                                                     ----------------------------
                                                                        9/1/96          Year
                                                                       Through          Ended
                                                                       2/28/97         8/31/96
                                                                     ------------   -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income.............................................  $    643,235   $   1,471,350
 Net realized gain (loss) on investment transactions...............            --            (652)
                                                                     ------------      ----------
   Increase (decrease) in net assets from operations...............       643,235       1,470,698
                                                                     ------------      ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income.............................................      (636,497)     (1,461,441)
 Net realized gain on investment transactions......................            --              --
                                                                     ------------      ----------
       Total dividends and distributions...........................      (636,497)     (1,461,441)
                                                                     ------------      ----------
Increase (decrease) from capital share transactions................    14,457,812     (15,505,296)
                                                                     ------------      ----------
   Total increase (decrease).......................................    14,464,550     (15,496,039)
NET ASSETS:
 Beginning of period...............................................    42,818,553      58,314,592
                                                                     ------------      ----------
 End of period.....................................................  $ 57,283,103   $  42,818,553
                                                                     ============      ==========

                       See notes to financial statements.

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (unaudited)
--------------------------------------------------------------------------------
1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES -- Mutual Fund Trust ("MFT") (the "Trust") is organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. Vista Tax Free Money Market Fund ("TFMM"), Vista New York Tax Free Money Market Fund ("NYTFMM") and Vista California Tax Free Money Market Fund ("CATFMM") are separate portfolios of MFT. Collectively all of these funds are referred to as "Money Market Funds" or individually as the "Fund".

The funds offer various classes of shares as follows:

                          Fund                                     Classes Offered
--------------------------------------------------------    ------------------------------
TFMM....................................................    Vista, Premier, Institutional
NYTFMM..................................................    Vista
CATFMM..................................................    Vista

All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different transfer agent, distribution, shareholder servicing and fund servicing expenses, and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreement.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the
Funds:

    A. Valuation of investments -- Money market instruments are valued at amortized cost which approximates market value. The Trust's use of amortized cost is subject to the Trust's compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

    B. Repurchase agreements -- It is the Trust's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government agency securities. All collateral is held by the Trust's custodian bank, sub-custodian or a bank in which the custodian bank has entered into a subcustodian agreement or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters into an insolvency proceeding, realization of the collateral by the Trust may be delayed or limited.

    C. Security transactions and investment income -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income consists of coupon interest accrued less the amortization of any premiums on the investments of the Funds.

    D. Federal income taxes -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of a Fund's distributable net income, including net realized gain on investments. In addition, the Trust intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

    E. Distributions to shareholders -- Each Fund declares and records a dividend of substantially all of its net investment income on each business day. Such dividends are paid or re-invested monthly in each respective Fund's shares on the payable dates. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition "temporary differences"), such amounts are reclassified within the capital accounts based on their federal income tax-basis treatment. Dividends and distributions which exceed net investment income or net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized capital gains.

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
--------------------------------------------------------------------------------

    F. Income and expenses -- Expenses directly attributable to a Fund are charged to that Fund; expenses directly attributable to a particular class are charged directly to such class. Other expenses are allocated proportionately among the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

2.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

    A. Investment advisory fee -- Pursuant to separate Investment Advisory Agreements, The Chase Manhattan Bank, ("Chase" or "Advisor") acts as the investment adviser to the Funds. Chase is a direct wholly-owned subsidiary of The Chase Manhattan Corporation. As investment adviser, Chase supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.10% of the average daily net assets for each respective Fund. The Advisor voluntarily waived all or a portion of its fees as outlined in Note 2.E. below.

    Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the sub-investment adviser to each Fund, other than the Vista Tax Fee Money Market Fund, pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.03% of each Fund's average daily net assets.

    Texas Commerce Bank, National Association ("TCB") is the sub-investment adviser to the Vista Tax Free Money Market Fund pursuant to a Sub-Investment Advisory Agreement between Chase and TCB. TCB is a wholly owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.03% of the Fund's average daily net assets.

    B. Shareholder and Fund servicing fees -- The Trust adopted an Administrative Service Plan which, among other things, provides that the Trust on behalf of the Funds may obtain the services of one or more Shareholder Servicing Agents. For its services, each Shareholder Servicing Agent receives a fee. The fee is computed daily and paid monthly at an annual rate of 0.35% and 0.25% of the average daily net assets of the Vista Class and Premier Class, respectively.

    No Fund Servicing fee was paid for the Institutional Shares.

    Since inception of the Trust, Chase and certain of its affiliates have been the only Shareholder Servicing Agents. The Shareholder Servicing Agents have voluntarily waived all or a portion of their fees as outlined in Note 2.E. below.

    C. Distribution and sub-administration fees -- Pursuant to the Distribution and Sub-administration Agreements, Vista Fund Distributors, Inc. ("VFD" or the "Distributor"), a wholly-owned subsidiary of the BISYS Group, Inc. ("BISYS"), acts as the Trust's exclusive underwriter and promotes and arranges for the sale of each Fund's shares. In addition, the Distributor provides certain sub-administration services to the Trust, including providing officers, clerical staff and office space for an annual fee of 0.05% of the average daily net assets of each Fund.

    The Trustees have adopted plans of distribution under the 1940 Act for the Vista Shares (the "Vista Plan"). There are no distribution plans for the Premier or Institutional Shares. Vista Plan pays the Distributor a distribution fee. The fee is computed daily and paid monthly at an annual rate of 0.10% of the average daily net assets of Vista Class of each Fund.

    D. Administration fee -- Pursuant to the Administration Agreements, Chase (the "Administrator") provides certain administration services and facilities to each Fund at a fee computed at the annual rate equal to 0.05% of the respective Fund's average daily net assets.

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
--------------------------------------------------------------------------------

    E. Waivers of fees -- For the six month period ended February 28, 1997, the Adviser, Shareholder and Fund Servicing Agents voluntarily waived fees for each of the Funds as follows:

                                                         TFMM       NYTFMM      CTFMM
                                                       --------    --------    -------
     Advisory.......................................   $     --    $     --    $15,273
     Shareholder Servicing..........................    406,095     654,699     45,821
                                                       --------    --------    -------
                                                       $406,095    $654,699    $61,094
                                                       ========    ========    =======

    F. Other -- Certain officers of the Trust are officers of VFD or of its parent corporation, BISYS.

    In addition, Chase provides portfolio accounting and custody services for the Funds. Such amounts are presented in the Statement of Operations as custodian fees.

3. FEDERAL INCOME TAX MATTERS -- At August 31, 1996, Tax Free Money Market Fund, New York Tax Free Money Market Fund and California Tax Free Money Market Fund had net capital loss carryovers of approximately $386,000, $50,000 and $16,000, respectively. Such losses will be available to offset future capital gains and will expire between August 31, 2001 and 2004. During the fiscal year ended August 31, 1996, NYTFMM and TPMM utilized capital loss carryovers of approximately $12,000 and $85,000, respectively. To the extent that any net capital losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

4.   TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

                                        Vista Tax Free Money Market Fund
                        ----------------------------------------------------------------
                                                  Vista Class
                        ----------------------------------------------------------------
                           9/1/96 Through 2/28/97          Year Ended August 31, 1996
                        -----------------------------    -------------------------------
                           Amount          Shares           Amount           Shares
                        -------------   -------------    -------------   ---------------
Shares sold............ $ 811,387,052     811,387,052    $ 911,484,404       911,484,404
Shares issued in
  reinvestment of
  distributions........     2,549,697       2,549,697        1,934,142         1,934,142
Shares redeemed........  (841,929,312)   (841,929,312)    (857,212,288)     (857,212,288)
Hanover acquisition....            --              --      350,999,688       351,365,964
                        -------------   -------------    -------------   ---------------
Net increase
  (decrease)
  in Trust shares
  outstanding.......... ($ 27,992,563)    (27,992,563)   $ 407,205,946       407,572,222
                        ==============  ==============   ==============  ===============

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
--------------------------------------------------------------------------------

                                        Vista Tax Free Money Market Fund
                        ----------------------------------------------------------------
                                                 Premier Class
                        ----------------------------------------------------------------
                           9/1/96 Through 2/28/97          Year Ended August 31, 1996
                        -----------------------------    -------------------------------
                           Amount          Shares           Amount           Shares
                        -------------   -------------    -------------   ---------------
Shares sold............ $ 300,390,069     300,390,069    $ 601,079,059       601,079,059
Shares issued in
  reinvestment of
  distributions........     1,049,337       1,049,337        2,903,967         2,903,967
Shares redeemed........  (301,870,031)   (301,870,031)    (607,206,287)     (607,206,287)
                        -------------   -------------    -------------   ---------------
Net increase
  (decrease) in
  Trust shares
  outstanding.......... ($    430,625)       (430,625)   ($  3,223,261)       (3,223,261)
                        ==============  ==============   ==============  ===============

                                             Institutional Class
                      ------------------------------------------------------------------
                         9/1/96 Through 2/28/97           Year Ended August 31, 1996
                      -----------------------------    ---------------------------------
                         Amount          Shares            Amount            Shares
                      -------------   -------------    ---------------   ---------------
Shares sold.......... $ 944,919,196     944,919,196    $ 1,414,077,799     1,414,077,799
Shares issued in
  reinvestment of
  distributions......     1,025,732       1,025,732          2,017,342         2,017,342
Shares redeemed......  (897,783,610)   (897,783,610)    (1,376,058,004)   (1,376,058,005)
                      -------------   -------------    ---------------   ---------------
Net increase
  (decrease) in
  Trust shares
  outstanding........ $  48,161,318      48,161,318    $    40,037,137        40,037,136
                      ==============  ==============   ===============   ===============

                                  Vista New York Tax Free Money Market Fund
                     --------------------------------------------------------------------
                                                 Vista Class
                     --------------------------------------------------------------------
                          9/1/96 Through 2/28/97            Year Ended August 31, 1996
                     --------------------------------    --------------------------------
                         Amount            Shares            Amount            Shares
                     ---------------   --------------    ---------------   --------------
Shares sold......... $ 1,171,015,939    1,171,015,939    $ 1,431,911,709    1,431,911,709
Shares issued in
  reinvestment of
  distributions.....       6,159,619        6,159,619          6,680,348        6,680,348
Hanover
  Acquisition.......  (1,165,479,949)  (1,165,479,949)       321,245,415      321,245,415
Shares redeemed.....              --               --     (1,247,811,306)  (1,247,730,869)
                     ---------------   --------------    ---------------   --------------
Net increase
  (decrease) in
  Trust shares
  outstanding....... $    11,695,609       11,695,609    $   512,026,166      512,106,603
                     ===============   ==============    ===============   ==============

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
--------------------------------------------------------------------------------

                                  Vista California Tax Free Money Market Fund
                       ------------------------------------------------------------------
                                                  Vista Class
                       ------------------------------------------------------------------
                            9/1/96 Through 2/28/97           Year Ended August 31, 1996
                       --------------------------------    ------------------------------
                           Amount            Shares           Amount           Shares
                       ---------------   --------------    -------------   --------------
Shares sold........... $   146,131,108      146,131,108    $ 258,044,243      258,044,243
Shares issued in
  reinvestment of
  distributions.......         386,639          386,639          808,478          808,478
Shares redeemed.......    (132,059,935)    (132,059,935)    (274,358,017)    (274,358,017)
                       ---------------   --------------    -------------   --------------
Net increase
  (decrease) in
  Trust shares
  outstanding......... $    14,457,812       14,457,812    ($ 15,505,296)     (15,505,296)
                       ===============   ==============    ==============  ==============

5. CONCENTRATION OF CREDIT RISK -- TFMM, NYTFMM and CATFMM, invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities, with NYTFMM primarily investing in issuers in the State of New York, and CATFMM primarily investing in issuers in the State of California. As of February 28, 1997, TFMM invested approximately 21% of its assets in issuers in the state of Texas. The issuers' abilities to meet their obligations may be affected by economic or political developments in a specific state or region.

6. TRUSTEE COMPENSATION -- The Funds have adopted an unfunded noncontributory defined benefit pension plan covering all independent trustees of the Funds who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the six months ended February 28, 1997, included in Trustees Fees and Expenses in the Statement of Operations, and accrued pension liability included in other accrued liabilities, in the Statement of Assets and Liabilities were as follows:

                                                                              Accrued
                                                                  Pension     Pension
                              Fund                                Expenses    Liability
----------------------------------------------------------------- --------    -------
TFMM............................................................. $13,140     $62,004
NYTFMM...........................................................  12,893     69,960
CATFMM...........................................................     725      3,147

7. ACQUISITION -- On May 6, 1996, Vista Tax Free Money Market Fund and Vista New York Tax Free Money Market Fund acquired all the net assets of the following Hanover Money Market Funds: The Tax Free Fund and The New York Tax Free Fund, respectively, pursuant to a plan of reorganization approved by Hanover Fund shareholders in April of 1996. The acquisition was accomplished by a tax-free exchange of shares, at $1 per share, as shown in the table below.

                                                              The       The New York
                                                            Tax Free      Tax Free
               HANOVER MONEY MARKET FUNDS                     Fund          Fund
                                                          ------------  ------------
Hanover Shares Exchanged.................................  351,365,964  321,245,415
                                                          ------------  ------------

                                                              The       The New York
                                                            Tax Free      Tax Free
                VISTA MONEY MARKET FUNDS                      Fund          Fund
                                                          ------------  ------------
Vista Shares Issued......................................  351,365,964  321,245,415
Aggregate Net Assets After Acquisition................... $857,136,490  $765,432,134

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OF BENEFICIAL INTEREST
OUTSTANDING
Throughout each period indicated (unaudited)
--------------------------------------------------------------------------------

                                                                              Vista Tax Free Money Market Fund
                                                            ---------------------------------------------------------------------
                                                                                        Vista Shares
                                                            ---------------------------------------------------------------------
                                                             9/1/96          Year Ended          11/1/93          Year Ended
                                                            Through     --------------------     Through     --------------------
                                                            2/28/97     8/31/96     8/31/95     8/31/94++    10/31/93    10/31/92
                                                            --------    --------    --------    ---------    --------    --------
Per Share Operating Performance
Net Asset Value, Beginning of Period.....................   $   1.00    $   1.00    $   1.00    $   1.00     $   1.00    $   1.00
                                                            --------    --------    --------    ---------    --------    --------
 Income from Investment Operations
 Net Investment Income...................................      0.015       0.029       0.029       0.015        0.019       0.028
                                                            --------    --------    --------    ---------    --------    --------
 Less Dividends from Net Investment Income...............      0.015       0.029       0.029       0.015        0.019       0.028
                                                            --------    --------    --------    ---------    --------    --------
Net Asset Value, End of Period...........................   $   1.00    $   1.00    $   1.00    $   1.00     $   1.00    $   1.00
                                                            ========    ========    ========    =========    ========    ========
Total Return.............................................      1.50%       2.92%       2.99%       1.54%        1.90%       2.79%
                                                               =====       =====       =====      ======        =====       =====
Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted)..................   $546,523    $574,115    $166,915    $121,710     $160,497    $145,241
 Ratio of Expenses to Average Net Assets #...............      0.59%       0.69%       0.86%       0.85%        0.85%       0.85%
 Ratio of Net Investment Income to Average Net Assets
   #.....................................................      3.00%       2.89%       2.96%       1.82%        1.88%       2.70%
 Ratio of Expenses Without Waivers and Assumption of
   Expenses to Average Net Assets #......................      0.73%       0.80%       0.94%       0.85%        0.91%       0.98%
 Ratio of Net Investment Income Without Waivers and
   Assumption of Expenses to Average Net Assets #........      2.86%       2.78%       2.87%       1.82%        1.83%       2.57%

---------------

 # Short periods have been annualized.
++ In 1994 TFMM changed its fiscal year end from October 31 to August 31.

                       See notes to financial statements.

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OF BENEFICIAL INTEREST
OUTSTANDING
Throughout each period indicated (unaudited) (continued)
--------------------------------------------------------------------------------

                                                                    Vista Tax Free Money Market Fund
                                      ---------------------------------------------------------------------------------------------
                                                                                                               Institutional Shares
                                                                 Premier Shares                                --------------------
                                      ---------------------------------------------------------------------                  Year
                                       9/1/96          Year Ended          11/1/93          Year Ended          9/1/96      Ended
                                      Through     --------------------     Through     --------------------    Through     --------
                                      2/28/97     8/31/96     8/31/95     8/31/94++    10/31/93    10/31/92    2/28/97     8/31/96
                                      --------    --------    --------    ---------    --------    --------    --------    --------
Per Share Operating Performance
Net Asset Value, Beginning
 of Period.........................   $   1.00    $   1.00    $   1.00    $   1.00     $   1.00    $  1.00     $   1.00    $   1.00
                                      --------    --------    --------    ---------    --------    --------    --------    --------
 Income from Investment Operations
 Net Investment Income.............      0.015       0.031       0.032       0.018        0.022      0.031        0.017       0.034
                                      --------    --------    --------    ---------    --------    --------    --------    --------
 Less Dividends from Net Investment
   Income..........................      0.015       0.031       0.032       0.018        0.022      0.031        0.017       0.034
                                      --------    --------    --------    ---------    --------    --------    --------    --------
Net Asset Value, End of Period.....   $   1.00    $   1.00    $   1.00    $   1.00     $   1.00    $  1.00     $   1.00    $   1.00
                                      ========    ========    ========    =========    ========    ========    ========    ========
Total Return.......................      1.53%       3.12%       3.29%       1.79%        2.21%      3.09%        1.66%       3.40%
                                         =====       =====       =====      ======        =====     ======        =====       =====
Ratios/Supplemental Data:
Net Assets, End of Period
 (000 omitted).....................   $144,777    $145,221    $148,436    $229,306     $225,791    $87,027     $196,702    $148,536
 Ratio of Expenses to Average
   Net Assets #....................      0.53%       0.58%       0.56%       0.55%        0.55%      0.55%        0.27%       0.31%
 Ratio of Net Investment Income to
   Average Net Assets #............      3.06%       3.08%       3.21%       2.11%        2.16%      2.92%        3.32%       3.33%
 Ratio of Expenses Without Waivers
   and Assumption of Expenses to
   Average Net Assets #............      0.53%       0.73%       0.84%       0.78%        0.79%      0.76%        0.27%       0.31%
 Ratio of Net Investment Income
   Without Waivers and Assumption
   of Expenses to Average
   Net Assets #....................      3.06%       2.92%       2.93%       1.89%        1.92%      2.71%        3.32%       3.33%


                                                 11/4/93*
                                                  Through
                                     8/31/95     8/31/94++
                                     --------    ---------
Per Share Operating Performance
Net Asset Value, Beginning
 of Period.........................  $   1.00    $   1.00
                                     --------    ---------
 Income from Investment Operations
 Net Investment Income.............     0.035       0.019
                                     --------    ---------
 Less Dividends from Net Investment
   Income..........................     0.035       0.019
                                     --------    ---------
Net Asset Value, End of Period.....  $   1.00    $   1.00
                                     ========    =========
Total Return.......................     3.53%       1.95%
                                        =====      ======
Ratios/Supplemental Data:
Net Assets, End of Period
 (000 omitted).....................  $108,494    $110,332
 Ratio of Expenses to Average
   Net Assets #....................     0.33%       0.34%
 Ratio of Net Investment Income to
   Average Net Assets #............     3.46%       2.38%
 Ratio of Expenses Without Waivers
   and Assumption of Expenses to
   Average Net Assets #............     0.34%       0.34%
 Ratio of Net Investment Income
   Without Waivers and Assumption
   of Expenses to Average
   Net Assets #....................     3.45%       2.38%

---------------

 # Short periods have been annualized.
++ In 1994 TFMM changed its fiscal year end from October 31 to August 31.
 * Commencement of offering class of shares.

                       See notes to financial statements.

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OF BENEFICIAL INTEREST
OUTSTANDING
Throughout each period indicated (unaudited) (continued)
--------------------------------------------------------------------------------

                                                                          Vista New York Tax Free Money Market Fund
                                                            ---------------------------------------------------------------------
                                                                                        Vista Shares
                                                            ---------------------------------------------------------------------

                                                             9/1/96          Year Ended          11/1/93          Year Ended
                                                            Through     --------------------     Through     --------------------
                                                            2/28/97     8/31/96     8/31/95     8/31/94++    10/31/93    10/31/92
                                                            --------    --------    --------    ---------    --------    --------
Per Share Operating Performance
Net Asset Value, Beginning of Period.....................   $   1.00    $   1.00    $   1.00    $   1.00     $   1.00    $   1.00
                                                            --------    --------    --------    ---------    --------    --------
  Income from Investment Operations
  Net Investment Income..................................      0.014       0.028       0.028       0.015        0.017       0.025
                                                            --------    --------    --------    ---------    --------    --------
  Less Dividends from Net Investment Income..............      0.014       0.028       0.028       0.015        0.017       0.025
                                                            --------    --------    --------    ---------    --------    --------
Net Asset Value, End of Period...........................   $   1.00    $   1.00    $   1.00    $   1.00     $   1.00    $   1.00
                                                            =========   =========   =========   =========    =========   =========
Total Return.............................................      1.44%       2.85%       2.88%       1.48%        1.75%       2.53%
                                                               =====       =====       =====      ======        =====       =====
Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted)..................   $902,110    $890,413    $378,400    $365,669     $300,425    $285,889
  Ratio of Expenses to Average Net Assets #..............      0.59%       0.74%       0.86%       0.85%        0.85%       0.85%
  Ratio of Net Investment Income to Average Net Assets
    #....................................................      2.88%       2.79%       2.84%       1.77%        1.72%       2.48%
  Ratio of Expenses Without Waivers and Assumption of
    Expenses to Average Net Assets #.....................      0.73%       0.83%       0.95%       0.85%        0.89%       0.92%
  Ratio of Net Investment Income Without Waivers and
    Assumption of Expenses to Average Net Assets #.......      2.74%       2.70%       2.75%       1.77%        1.68%       2.41%

---------------
 # Short periods have been annualized.
++ In 1994 NYTFMM changed its fiscal year ends from October 31 to August 31.

                       See notes to financial statements.

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OF BENEFICIAL INTEREST
OUTSTANDING
Throughout each period indicated (unaudited) (continued)
--------------------------------------------------------------------------------

                                                                                        Vista California
                                                                                   Tax Free Money Market Fund
                                                               ------------------------------------------------------------------
                                                                                          Vista Shares
                                                               ------------------------------------------------------------------

                                                               9/1/96         Year Ended         11/1/93       Year      3/4/92**
                                                               Through    ------------------     Through      Ended      Through
                                                               2/28/97    8/31/96    8/31/95    8/31/94++    10/31/93    10/31/92
                                                               -------    -------    -------    ---------    --------    --------
Per Share Operating Performance
Net Asset Value, Beginning of Period........................   $  1.00    $  1.00    $  1.00     $  1.00     $  1.00     $  1.00
                                                               -------    -------    -------    ---------    --------    --------
  Income from Investment Operations
  Net Investment Income.....................................     0.014      0.030      0.033       0.018       0.023       0.019
                                                               -------    -------    -------    ---------    --------    --------
  Less Dividends from Net Investment Income.................     0.014      0.030      0.033       0.018       0.023       0.019
                                                               -------    -------    -------    ---------    --------    --------
Net Asset Value, End of Period..............................   $  1.00    $  1.00    $  1.00     $  1.00     $  1.00     $  1.00
                                                               ========   ========   ========   =========    ========    ========
Total Return................................................     1.45%      3.06%      3.32%       1.82%       2.30%       2.89%
                                                                 =====      =====      =====      ======      ======      ======
Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted).....................   $57,283    $42,819    $58,315     $64,423     $45,346     $44,643
  Ratio of Expenses to Average Net Assets #.................     0.55%      0.56%      0.48%       0.46%       0.42%       0.06%
  Ratio of Net Investment Income to Average Net Assets #....     2.93%      3.03%      3.25%       2.17%       2.26%       2.86%
  Ratio of Expenses Without Waivers and Assumption of
    Expenses to Average Net Assets #........................     0.83%      1.02%      1.07%       0.94%       1.02%       1.23%
  Ratio of Net Investment Income Without Waivers and
    Assumption of Expenses to Average Net Assets #..........     2.65%      2.57%      2.66%       1.69%       1.66%       1.69%

---------------
 # Short periods have been annualized.
++ In 1994 CTFMM changed its fiscal year end from October 31 to August 31. ** Commencement of operations.

                       See notes to financial statements.

                              VISTA SERVICE CENTER
                                P.O. BOX 419392
                             KANSAS CITY, MO 64179

                       Investment Adviser, Administrator,
               Shareholder and Fund Servicing Agent and Custodian
                            The Chase Manhattan Bank

                                  Distributor
                         Vista Fund Distributors, Inc.

                                 Transfer Agent
                               DST Systems, Inc.

                                 Legal Counsel
                           Simpson Thacher & Bartlett

                            Independent Accountants
                              Price Waterhouse LLP

Vista Mutual Funds are distributed by Vista Fund Distributors, Inc., which is unaffiliated with The Chase Manhattan Bank, Chase and its respective affiliates receive compensation from the Vista Funds for providing investment advisory and other services.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanies by a prospectus.

To obtain a prospectus for any of the Vista Funds, call 1-800-34-VISTA. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

The financial information in this report has been taken from the books and records of the Funds without examination by independent accountants, who express no opinion thereto.

                                                                     VTFMM-3-497

                                  [VISTA LOGO]

---------------------------------------------------------------------------

U.S. Government Money Market Funds:

- VISTA 100% U.S. TREASURY SECURITIES MONEY MARKET FUND
  (Vista, Premier and Institutional Shares)

- VISTA U.S. GOVERNMENT MONEY MARKET FUND
  (Vista, Premier and Institutional Shares)

- VISTA TREASURY PLUS MONEY MARKET FUND
  (Vista, Premier and Institutional Shares)

- VISTA FEDERAL MONEY MARKET FUND
  (Vista, Premier and Institutional Shares)
---------------------------------------------------------------------------

Diversified Money Market Funds:

- VISTA CASH MANAGEMENT FUND
  (Vista, Premier and Institutional Shares)

- VISTA PRIME MONEY MARKET FUND
  (Premier, Institutional and B Shares)
---------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                               SEMIANNUAL REPORT
                                                    FEBRUARY 28, 1997
                                                       (UNAUDITED)

CONTENTS

       Chairman's Letter                                                1

       Money Market Fund Facts                                          2
       Portfolio of Investments                                         3
       Notes to Financial Statements                                   29
       Per Share Data                                                  39

As noted six months ago, we are in the process of redesigning your Shareholder Reports to include even more information about your Fund, its current investment strategy and how it is performing. In order to launch this new design at your Fund's year-end, we are planning to introduce the new format with your next Annual Report.

                                                                  April 10, 1997
Dear Shareholder:

We are pleased to present this semi-annual report on each of the taxable Vista money market funds. Inside, you'll find current seven-day yields for each fund as of February 28, 1997 as well as current holdings.

MANAGING YOUR MONEY IN A CHANGING INTEREST RATE ENVIRONMENT

Over the six-month period, the yield on the one-year U.S. Treasury bill declined from 5.89% to 5.67%. However, this rather benign overview masks a highly-volatile environment dominated by changing perceptions of the strength of U.S. economic growth as well as the market's anticipation of Federal Reserve Board policy changes.

At the beginning of the period, reports of a slowing economy led many market participants to believe that the Fed would not raise interest rates. As a result, the yield on the one-year T-bill fell to a low of 5.35% at the end of November, 1996. In early December, however, weaker demand and fears that the Fed might raise interest rates created a turning point for yields. The market became inconsistent as investors reacted to each new report on the economy's strength and attempted to determine the Fed's stance. By the time Fed Chairman Greenspan testified before Congress in February, it was clear that he was set to raise the Federal Funds rate to pre-empt any wage inflation.

ANTICIPATING MORE VOLATILITY

The Fed did indeed raise the Federal Funds rate by .25% after the reporting period ended. Given the strong economy and Mr. Greenspan's history of combining several small rate increases over a period of months, our forecasts call for at least one more Fed increase to slow economic growth later in 1997.

The Vista money market management team has stayed true to a certain course: to seek stability, liquidity and attractive yields, prudently taking advantage of opportunities while seeking to protect the principal value of your short-term funds. We appreciate the confidence you have placed in us and encourage you to call your investment professional or 1-800-34-VISTA if you have any questions.

Sincerely,
/s/ Fergus Reid
Fergus Reid
Chairman

INVESTMENTS IN THE FUNDS ARE NOT DEPOSITS OF, OR GUARANTEED OR ENDORSED BY, THE CHASE MANHATTAN BANK, AND THE SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENTS IN MUTUAL FUNDS INVOLVE RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

MONEY MARKET FUND FACTS(1) (unaudited)
As of February 28, 1997

    ----------------------------------------------------------------------------------
                                              VISTA
                                               100%            VISTA            VISTA
                                             TREASURY           U.S.           TREASURY
                                            SECURITIES       GOVERNMENT          PLUS
                                              MONEY            MONEY            MONEY
                                            MARKET(2)        MARKET(2)        MARKET(2)
  ----------------------------------------------------------------------------------
  7-Day SEC Yield(1)
    Vista                                      4.72%            4.83%            4.74%
    Premier                                    4.76%            4.87%            4.82%
    Institutional                              5.04%            5.18%            5.07%

  Without Fee Waiver
    Vista                                      4.60%            4.71%            4.63%
    Premier                                    4.51%            4.82%            4.82%
    Institutional                              5.04%            5.18%            5.07%

    ----------------------------------------------------------------------------------
                                              VISTA                             VISTA
                                             FEDERAL           VISTA            PRIME
                                              MONEY             CASH            MONEY
                                            MARKET(2)        MANAGEMENT       MARKET(2)
  ----------------------------------------------------------------------------------
  7-Day SEC Yield(1)
    Vista                                      4.73%            4.90%            4.03%
                                                                                (B Shares)
    Premier                                    4.93%            4.99%            5.07%
    Institutional                              5.16%            5.25%            5.27%

  Without Fee Waiver
    Vista                                      4.63%            4.87%            3.78%
                                                                                (B Shares)
    Premier                                    4.91%            4.98%            5.00%
    Institutional                              5.16%            5.25%            5.27%

---------------

(1) Past performance is not a guarantee of future results. Yields will fluctuate. An investment is neither insured nor guaranteed by the U.S. government and there can be no assurance that the funds will maintain a stable Net Asset Value of $1.00 per share.

(2) No fees are being waived for the Premier Shares and Institutional Shares of Vista 100% U.S. Treasury Securities Money Market Fund, Vista Treasury Plus Money Market Fund and Vista Federal Money Market Fund. No fees are being waived for the Institutional Shares of Vista U.S. Government Money Market Fund, Vista Federal Money Market Fund, Vista Cash Management Fund and Vista Prime Money Market Fund; all other yields reflect the voluntary waiver of certain expenses and the assumption of certain expenses otherwise payable by the Fund. This voluntary waiver may be modified or terminated at any time, which would reduce the funds' performance.

VISTA 100% U.S. TREASURY SECURITIES MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited)

  Principal
   Amount                                Issuer                               Value
  ------------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 113.8%
  ------------------------------------------------------------------------------------
                 U.S. Treasury Bills -- 53.0%
$ 900,000,000      5.160%, 04/17/97                                       $  894,207,500
   43,275,000      5.025%, 04/24/97                                           42,948,815
   50,000,000      5.160%, 02/05/98                                           47,549,063
                                                                          --------------
                 TOTAL U.S. TREASURY BILLS                                   984,705,378

                 U.S. Treasury Notes -- 60.8%
  265,000,000      6.500%, 04/30/97                                          265,461,623
  100,000,000      6.875%, 04/30/97                                          100,242,906
  200,000,000      6.500%, 05/15/97                                          200,492,427
  100,000,000      8.500%, 05/15/97                                          100,640,145
  100,000,000      6.750%, 05/31/97                                          100,315,972
  100,000,000      5.625%, 06/30/97                                          100,112,314
   50,000,000      6.375%, 06/30/97                                           50,164,714
  110,000,000      5.875%, 07/31/97                                          110,223,570
   50,000,000      5.625%, 10/31/97                                           50,046,581
   50,000,000      7.375%, 11/15/97                                           50,573,094
                                                                          --------------
                 TOTAL U.S. TREASURY NOTES                                 1,128,273,346
------------------------------------------------------------------------------------
                 TOTAL INVESTMENTS -- 113.8%                              $2,112,978,724
                 (COST $2,112,978,724)**
------------------------------------------------------------------------------------

                       See notes to financial statements.

VISTA U.S. GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited)

  Principal
   Amount        Issuer                                                       Value
------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS -- 1.4%
------------------------------------------------------------------------------------
                 U.S. Treasury Notes,
$  25,000,000      6.500%, 05/15/97                                       $   25,040,358
   50,000,000      6.500%, 08/15/97                                           50,146,087
------------------------------------------------------------------------------------
                 TOTAL U.S. GOVERNMENT OBLIGATIONS                            75,186,445
                 (COST $75,186,445)
------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 48.7%
------------------------------------------------------------------------------------
                 Federal Farm Credit Bank, Coupon Note,
    5,000,000      5.250%, 04/01/97                                            4,999,592
   50,000,000      5.400%, 04/01/97                                           49,993,477
   50,000,000      5.510%, 01/02/98                                           49,963,412
   50,000,000      5.850%, 08/01/97                                           50,054,110
                                                                          --------------
                                                                             155,010,591
                                                                          --------------
                 Federal Farm Credit Bank, FRDN,
   50,000,000      5.300%, 03/03/97                                           49,971,471
                                                                          --------------
                 Federal Home Loan Bank, Coupon Note,
   60,000,000      5.400%, 03/20/97                                           59,996,442
   47,750,000      5.625%, 12/26/97                                           47,734,302
   45,650,000      5.655%, 11/26/97                                           45,650,000
   26,085,000      5.670%, 03/05/98                                           26,076,848
   50,000,000      5.700%, 11/18/97                                           50,000,000
   50,000,000      5.750%, 01/09/98                                           50,000,000
   60,000,000      5.800%, 01/21/98                                           60,000,000
   29,555,000      5.800%, 02/05/98                                           29,555,000
   19,600,000      5.805%, 02/13/98                                           19,600,000
                                                                          --------------
                                                                             388,612,592
                                                                          --------------
                 Federal Home Loan Bank, Discount Note,
  450,000,000      5.240%, 05/29/97                                          444,170,500
                                                                          --------------
                 Federal Home Loan Bank, FRDN,
   75,000,000      5.195%, 03/24/97                                           74,962,995
   25,000,000      5.205%, 03/26/97                                           24,988,734
                                                                          --------------
                                                                              99,951,729
                                                                          --------------
                 Federal Home Loan Mortgage Corp., Discount Note,
   97,875,000      5.230%, 05/28/97                                           96,623,723
   37,500,000      5.230%, 05/30/97                                           37,009,687
                                                                          --------------
                                                                             133,633,410
                                                                          --------------

                       See notes to financial statements.

VISTA U.S. GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited) (continued)

  Principal
   Amount        Issuer                                                       Value
----------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- (CONTINUED)
    ------------------------------------------------------------------------------------
                 Federal National Mortgage Association, Coupon Note,
$  25,000,000      5.350%, 08/14/97                                       $   25,000,000
   25,000,000      5.390%, 07/17/97                                           25,000,000
   50,000,000      5.420%, 12/16/97                                           49,957,890
   30,000,000      5.480%, 04/24/97                                           30,001,303
   34,500,000      5.500%, 02/18/98                                           34,451,081
   25,000,000      5.640%, 09/03/97                                           24,949,240
   50,000,000      5.800%, 10/07/97                                           49,965,027
                                                                          --------------
                                                                             239,324,541
                                                                          --------------
                 Federal National Mortgage Association, Discount Note,
  110,000,000      5.230%, 05/29/97                                          108,577,731
   52,640,000      5.500%, 03/17/97                                           52,511,324
   50,000,000      5.500%, 03/19/97                                           49,862,500
                                                                          --------------
                                                                             210,951,555
                                                                          --------------
                 Federal National Mortgage Association, FRDN,
   50,000,000      5.130%, 03/20/97                                           49,986,054
  100,000,000      5.195%, 03/24/97                                           99,949,810
   25,000,000      5.230%, 03/04/97                                           25,000,000
   20,000,000      5.290%, 03/03/97                                           19,998,210
   25,000,000      5.330%, 03/04/97                                           24,994,588
   50,000,000      5.340%, 03/03/97                                           49,974,114
  145,000,000      5.340%, 03/04/97                                          144,966,137
                                                                          --------------
                                                                             414,868,913
                                                                          --------------
                 Student Loan Marketing Association, Coupon Note,
   50,000,000      5.440%, 12/19/97                                           49,956,170
   25,000,000      5.670%, 12/19/97                                           25,000,000
   50,000,000      5.710%, 11/18/97                                           50,000,000
   59,500,000      5.750%, 01/08/98                                           59,500,000
                                                                          --------------
                                                                             184,456,170
                                                                          --------------

                       See notes to financial statements.

VISTA U.S. GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited) (continued)

  Principal
   Amount        Issuer                                                       Value
----------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- (CONTINUED)
    ------------------------------------------------------------------------------------
                 Student Loan Marketing Association, FRDN,
$  25,000,000      5.230%, 03/04/97                                       $   25,000,000
  100,000,000      5.280%, 03/04/97                                          100,000,000
   25,000,000      5.310%, 03/04/97                                           25,000,069
   75,000,000      5.330%, 03/04/97                                           74,990,114
   25,000,000      5.340%, 03/04/97                                           24,999,030
   39,000,000      5.350%, 03/04/97                                           39,003,569
   25,000,000      5.360%, 03/04/97                                           25,000,000
    5,000,000      5.370%, 03/04/97                                            5,000,000
   45,000,000      5.490%, 03/04/97                                           45,048,514
                                                                          --------------
                                                                             364,041,296
------------------------------------------------------------------------------------
                 TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                  2,684,992,768
                 (COST $2,684,992,768)
    ------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 50.0%
    ------------------------------------------------------------------------------------
  400,000,000    Nikko Securities Co., International Inc., 5.32% due         400,000,000
                   03/13/97, (Dated 02/28/97, Proceeds $400,768,444,
                   Secured by; FHLMC REMICs, $56,108,461 at 5.84%
                   through 7.50%, due 12/15/01 through 12/15/23; FHLMC
                   Gold Pools, $107,693,875 at 6.00% through 8.00%, due
                   09/01/01 through 02/01/27; FNMA Pools, $29,523,288
                   at 6.50% through 8.20%, due 01/01/02 through
                   02/01/27; FNMA REMICs, $21,022,105 at 6.03% through
                   7.60%, due 7/25/05 through 10/25/23; GNMA Pools,
                   $183,693,178 at 6.50% through 8.00%, due 11/15/24
                   through 02/15/27; GNMA II Pools, $17,045,842 at
                   6.00% through 7.125%, due 09/24/24 through 09/20/26;
                   Market Value $408,768,187)
  400,000,000    Nikko Securities Co., International Inc., 5.40% due         400,000,000
                   03/03/97,(Dated 02/28/97, Proceeds $400,180,000,
                   Secured by; FHLMC REMICs, $217,613,000 at 6.04%
                   through 8.75%, due 11/15/07 through 03/15/24; FNMA
                   REMICs, $187,265,000 at 0% through 8.50%, due
                   05/25/05 through 08/25/26; Market Value
                   $408,115,544)
   56,804,000    Goldman Sachs & Co., 5.35%, due 03/03/97, (Dated             56,804,000
                   02/27/97, Proceeds $56,829,325, Secured by; U.S.
                   Treasury Bond, $59,254,000 at 6.625%, due 02/15/27;
                   Market Value $57,940,466)
  500,000,000    Goldman Sachs & Co., 5.42%, due 03/03/97, (Dated            500,000,000
                   02/28/97, Proceeds $500,225,833, Secured by;
                   FMAC, $105,964,629 at 6.082% through 7.860%, due
                   10/01/24 through 12/01/25; FNMA, $577,377,905 at
                   5.804% through 7.99%, due 07/01/19 through 01/01/27;
                   Market Value $510,000,000)

                       See notes to financial statements.

VISTA U.S. GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited) (continued)

  Principal
   Amount        Issuer                                                       Value
----------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- (CONTINUED)
    ------------------------------------------------------------------------------------
$ 600,000,000    J.P. Morgan, 5.40%, due 03/03/97, (Dated 02/28/97,       $  600,000,000
                   Proceeds $600,270,000, Secured by; FHLMC,
                   $430,445,444, at 4.00% through 9.50%, due 02/01/00
                   through 12/15/27; FNMA, $324,389,689, at 0% through
                   9.50%, due 03/01/02 through 03/01/27; Market Value
                   $612,000,000)
  400,000,000    Merrill Lynch & Co., Inc., 5.32%, due 03/04/97, (Dated      400,000,000
                   02/28/97, Proceeds $400,236,444, Secured by; FNMA,
                   $506,561,738 at 5.00% through 12.00%, due 05/01/09
                   through 10/01/24; Market Value $408,004,588)
  400,000,000    Merrill Lynch & Co., Inc., 5.34%, due 03/07/97, (Dated      400,000,000
                   02/28/97, Proceeds $400,415,333, Secured by; FNMA,
                   $444,087,514 at 5.50% through 10.00%, due 05/01/06
                   through 01/01/27; Market Value $408,003,105)
------------------------------------------------------------------------------------
                 TOTAL REPURCHASE AGREEMENTS                               2,756,804,000
                 (COST $2,756,804,000)
    ====================================================================================
                 TOTAL INVESTMENTS -- 100.1%                              $5,516,983,213
                 (COST $5,516,983,213)**
    ------------------------------------------------------------------------------------

                       See notes to financial statements.

VISTA TREASURY PLUS MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited)

  Principal
   Amount                                Issuer                               Value
------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 48.0%
------------------------------------------------------------------------------------
                 U.S. Treasury Bills -- 25.5%
$ 400,000,000      5.160%, 04/17/97                                       $  397,446,250
   50,000,000      5.210%, 03/08/98                                           47,366,056
                                                                          --------------
                 TOTAL U.S. TREASURY BILLS (COST $444,812,306)               444,812,306
                                                                          --------------
                 U.S. Treasury Notes -- 22.5%
    3,500,000      6.875%, 03/31/97                                            3,504,796
  100,000,000      5.160%, 04/17/97                                           99,355,000
   40,000,000      5.875%, 07/31/97                                           40,072,633
  100,000,000      6.500%, 08/15/97                                          100,524,014
  100,000,000      5.375%, 11/30/97                                           99,883,305
   50,000,000      5.000%, 01/31/98                                           49,676,049
                                                                          --------------
                 TOTAL U.S. TREASURY NOTES (COST $393,015,797)               393,015,797
------------------------------------------------------------------------------------
                 TOTAL U.S. TREASURY OBLIGATIONS                             837,828,103
                 (COST $837,828,103)
------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 83.3%
------------------------------------------------------------------------------------
  325,000,000    Aubry G. Lanston, 5.35%, due 03/03/97, (Dated               325,000,000
                   02/28/97, Proceeds $325,144,896, Secured by; U.S.
                   Treasury Notes, $312,561,000 at 5.625% through
                   7.00%, due 11/15/05 through 02/15/07; Market Value
                   $330,738,638)
  384,647,000    Goldman Sachs & Co., 5.38%, due 03/03/97, (Dated            384,647,000
                   02/28/97, Proceeds $384,819,388, Secured by; U.S.
                   Treasury Bill, $342,881,101 at 5.16%, due 08/14/97;
                   U.S. Treasury Note, $41,766,087 at 6.125%, due
                   08/31/98; Market Value $392,340,132)
  392,000,000    Merrill Lynch & Co., Inc., 5.35%, due 03/03/97, (Dated      392,000,000
                   02/28/97, Proceeds $392,174,767, Secured by; U.S.
                   Treasury Bills, $403,229,000 at 5.16% through 5.30%,
                   due 05/01/97 through 07/31/97; Market Value
                   $395,923,930)

                       See notes to financial statements.

VISTA TREASURY PLUS MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited) (continued)

  Principal
   Amount                                Issuer                               Value
----------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- (CONTINUED)
    ------------------------------------------------------------------------------------
$ 350,000,000    Morgan Stanley & Co., Inc., 5.33%, due 03/03/97,         $  350,000,000
                   (Dated 02/28/97, Proceeds $350,155,458, Secured by;
                   U.S. Treasury Bonds, $73,027,000, at 7.625% through
                   14.00%, due 08/15/08 through 11/15/22; U.S. Treasury
                   Notes, $233,801,000, at 4.75% through 9.00%, due
                   03/03/97 through 02/15/06; U.S. CPI Treasury Note,
                   $31,633,855 at 3.375%, due 01/15/07; Market Value
                   $359,055,164)
------------------------------------------------------------------------------------
                 TOTAL REPURCHASE AGREEMENTS                               1,451,647,000
                 (COST $1,451,647,000)
====================================================================================
                 TOTAL INVESTMENTS -- 131.3%                              $2,289,475,103
                 (COST $2,289,475,103)**
------------------------------------------------------------------------------------

                       See notes to financial statements.

VISTA FEDERAL MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited)

 Principal
  Amount                                Issuer                                Value
---------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 7.5%
   ------------------------------------------------------------------------------------
               U.S. Treasury Notes;
$10,000,000      7.375%, 11/15/97                                         $  10,114,011
 10,000,000      5.000%, 01/31/98                                             9,935,878
 35,000,000      5.125%, 02/28/98                                            34,827,489
   ------------------------------------------------------------------------------------
               TOTAL U.S. TREASURY OBLIGATIONS                               54,877,378
               (COST $54,877,378)
   ------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 95.5%
   ------------------------------------------------------------------------------------
               Federal Farm Credit Bank, Debentures,
 25,000,000      5.250%, 04/01/97                                            25,000,000
 25,000,000      5.450%, 03/03/98                                            24,940,650
 15,000,000      5.850%, 08/01/97                                            15,006,272
                                                                          -------------
                                                                             64,946,922
                                                                          -------------
               Federal Farm Credit Bank, FRDN
 50,000,000      5.195%, 03/26/97                                            49,979,545
 10,000,000      5.222%, 03/17/97                                             9,999,530
 25,000,000      5.260%, 03/03/97                                            24,997,733
 80,000,000      5.280%, 03/03/97                                            79,973,599
 45,000,000      5.300%, 03/03/97                                            44,979,322
                                                                          -------------
                                                                            209,929,729
                                                                          -------------
               Federal Home Loan Bank, Debentures,
  5,000,000      4.250%, 06/30/97                                             4,971,361
 10,000,000      5.350%, 03/14/97                                             9,998,477
 10,000,000      5.405%, 03/28/97                                             9,997,256
 15,000,000      5.460%, 12/12/97                                            14,993,230
 42,000,000      5.680%, 05/09/97                                            42,005,694
 10,000,000      5.805%, 02/13/98                                            10,000,000
  3,000,000      5.990%, 02/09/98                                             3,010,369
                                                                          -------------
                                                                             94,976,387
                                                                          -------------
               Federal Home Loan Bank, Discount Notes,
  3,010,000      5.260%, 03/12/97                                             3,005,162
 11,000,000      5.300%, 03/03/97                                            10,996,761
  9,175,000      5.450%, 04/22/97                                             9,102,772
                                                                          -------------
                                                                             23,104,695
                                                                          -------------

                       See notes to financial statements.

VISTA FEDERAL MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited) (continued)

 Principal
  Amount                                Issuer                                Value
---------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- (CONTINUED)
   ------------------------------------------------------------------------------------
               Federal Home Loan Bank, FRDN,
$25,000,000      5.246%, 03/19/97                                         $  24,989,667
 25,000,000      5.268%, 03/05/97                                            24,992,573
 10,000,000      5.290%, 03/03/97                                             9,997,130
 35,000,000      5.345%, 03/14/97                                            34,998,847
  5,000,000      5.750%, 03/03/97                                             5,013,374
                                                                          -------------
                                                                             99,991,591
                                                                          -------------
               Student Loan Marketing Association, Debentures,
 15,080,000      5.535%, 02/25/98                                            15,071,021
 25,000,000      5.600%, 10/24/97                                            24,993,611
                                                                          -------------
                                                                             40,064,632
                                                                          -------------
               Student Loan Marketing Association, Discount Notes,
 27,500,000      5.220%, 03/03/97                                            27,492,025
  6,300,000      5.260%, 03/06/97                                             6,295,397
 20,000,000      5.300%, 03/03/97                                            19,994,111
                                                                          -------------
                                                                             53,781,533
                                                                          -------------
               Student Loan Marketing Association, FRDN,
 15,050,000      5.340%, 03/04/97                                            15,054,111
 55,025,000      5.350%, 03/04/97                                            55,024,921
 12,000,000      5.460%, 03/03/97                                            12,000,087
 10,000,000      5.490%, 03/04/97                                            10,008,099
                                                                          -------------
                                                                             92,087,218
                                                                          -------------
               Tennessee Valley Authority, Discount Note,
 20,655,000      5.150%, 03/05/97                                            20,643,181
   ------------------------------------------------------------------------------------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                     699,525,888
               (COST $699,525,888)
   ====================================================================================
               TOTAL INVESTMENTS -- 103.0%                                $ 754,403,266
               (COST $754,403,266)**
   ------------------------------------------------------------------------------------

                       See notes to financial statements.

VISTA CASH MANAGEMENT FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited)

  Principal                                                                   Value
   Amount                                Issuer                               (USD)
------------------------------------------------------------------------------------
NOTES & BONDS -- 8.9%
------------------------------------------------------------------------------------
                 STATE & MUNICIPAL OBLIGATIONS -- 1.8%
                 ------------------------------------------------------
$  50,000,000        Anaheim, California, COP, 5.560%, 05/01/97           $   50,000,000
    7,845,000        Essex County, New Jersey, Ser. A, GO, 10.125%,            8,103,561
                       08/15/97
                                                                          --------------
                                                                              58,103,561
                                                                          --------------
                 CORPORATE OBLIGATIONS -- 6.9%
                 ------------------------------------------------------
                   AUTOMOTIVE -- 0.1%
    4,500,000        Ford Motor Co., 5.300%, 07/01/97                          4,491,001
                                                                          --------------
                   BANKING -- 0.7%
                     FCC National Bank,
   10,000,000          5.725%, 01/07/98                                        9,993,785
   11,500,000          6.000%, 07/18/97                                       11,497,312
                                                                          --------------
                                                                              21,491,097
                                                                          --------------
                   FINANCIAL SERVICES -- 5.2%
                     Associates Corp. of North America,
    4,000,000          5.875%, 08/15/97                                        3,995,588
    5,000,000          6.750%, 07/15/97                                        5,016,980
   15,000,000          6.800%, 06/02/97                                       15,032,783
    3,500,000          8.625%, 06/15/97                                        3,528,897
   25,000,000        Caterpillar Financial Services, Inc., 7.960%,            25,171,854
                       07/01/97
    6,000,000        Ford Capital BV, 9.375%, 01/01/98                         6,172,846
    5,746,000        Ford Motor Credit Corp., 5.625%, 03/03/97                 5,746,170
    8,550,000        General Electric Capital Corp., 7.875%, 11/15/97          8,673,543
   35,000,000        John Deere Capital Corp., 5.730%, 06/11/97               34,982,003
                     Merrill Lynch & Co., Inc.,
   15,000,000          5.810%, 01/20/98                                       14,998,278
   25,000,000          6.000%, 08/05/97                                       24,997,097
   20,000,000          6.150%, 09/11/97                                       20,000,000
                                                                          --------------
                                                                             168,316,039
                                                                          --------------
                   MACHINERY & EQUIPMENT -- 0.9%
   30,000,000        Deere & Co., 7.610%, 05/01/97                            30,103,487
                                                                          --------------
                 TOTAL CORPORATE OBLIGATIONS                                 224,401,624
                                                                          --------------
                 ASSET BACKED SECURITY -- 0.2%
                 ------------------------------------------------------
    6,880,544        Olympic Automobile Receivables Trust, Ser. 1996-D,        6,880,544
                       Class A1, 5.430%, 12/15/97
------------------------------------------------------------------------------------
                 TOTAL NOTES & BONDS                                         289,385,729
                 (COST $289,385,729)
------------------------------------------------------------------------------------

                       See notes to financial statements.

VISTA CASH MANAGEMENT FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited) (continued)

  Principal                                                                   Value
   Amount                                Issuer                               (USD)
------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 41.2%
------------------------------------------------------------------------------------
                 STATE & MUNICIPAL OBLIGATIONS -- 0.3%
                 ------------------------------------------------------
$  10,400,000        Richmond County, Georgia, IDA, 6.010%, 06/01/97      $   10,400,000
                                                                          --------------
                 CORPORATE OBLIGATIONS -- 40.9%
                 ------------------------------------------------------
   29,000,000        American Express Credit Corp., 5.250%, 04/22/97          28,780,083
   25,000,000        Anz (Delaware) Inc., 5.280%, 05/06/97                    24,758,000
   23,000,000        Banco Bradesco SA (Cayman Island), 5.320%,               22,670,308
                       06/06/97
   20,000,000        BankAmerica Corp., 5.290%, 04/10/97                      19,882,444
                     Bankers Trust Security Corp.,
   25,000,000          5.320%, 08/12/97                                       24,394,111
   25,000,000          5.360%, 08/26/97                                       24,337,444
   25,000,000          5.400%, 07/29/97                                       24,437,500
                     Bass Finance (CI) Ltd. (United Kingdom),
   10,009,000          5.290%, 05/12/97                                        9,903,105
   29,916,000          5.290%, 05/13/97                                       29,595,093
   20,511,000          5.290%, 05/14/97                                       20,287,966
   20,190,000          5.310%, 03/21/97                                       20,130,440
   50,000,000        Bayerische Landesbank,Girozentrale (Germany),            49,417,778
                       5.240%, 05/20/97
   20,000,000        BIL North America Inc., 5.350%, 03/11/97                 19,970,278
   10,145,000        Caterpillar Inc., 5.260%, 03/19/97                       10,118,319
   25,600,000        Cosco Co. Ltd. (Cayman Islands), 5.350%, 04/16/97        25,424,996
   20,000,000        Credit Suisse (Switzerland), 5.320%, 04/18/97            19,858,133
                     Credito Italiano (Italy),
   14,000,000          5.350%, 03/07/97                                       13,987,517
   30,000,000          5.350%, 04/23/97                                       29,763,708
   15,000,000          5.375%, 04/15/97                                       14,899,219
   15,000,000          5.380%, 08/29/97                                       14,600,983
   17,430,000        Dean Witter, Discover & Co., 5.320%, 04/30/97            17,275,454
   10,000,000        First Boston Inc., 5.310%, 04/23/97                       9,921,825
   15,000,000        Ford Motor Credit Corp., 5.330%, 04/28/97                14,871,192
   55,000,000        Ford Motor Credit Co., 5.260%, 04/07/97                  54,702,664
                     General Electric Capital Corp.,
   75,000,000          5.250%, 04/21/97                                       74,442,187
   25,000,000          5.340%, 05/21/97                                       24,699,625
                     Goldman Sachs Group, L.P.,
   20,000,000          5.280%, 04/30/97                                       19,824,000
   25,000,000          5.300%, 05/09/97                                       24,746,042
   50,000,000          5.310%, 04/02/97                                       49,764,000
   39,000,000          5.320%, 05/05/97                                       38,625,383

                       See notes to financial statements.

VISTA CASH MANAGEMENT FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited) (continued)

  Principal                                                                   Value
   Amount                                Issuer                               (USD)
----------------------------------------------------------------------------------------
COMMERCIAL PAPER -- (CONTINUED)
    ------------------------------------------------------------------------------------
                     International Lease Finance Corp.,
$  20,000,000          5.280%, 05/05/97                                   $   19,809,333
   15,000,000          5.300%, 05/05/97                                       14,856,458
   14,000,000          5.320%, 05/30/97                                       13,813,800
   25,000,000          5.330%, 03/10/97                                       24,966,688
   30,000,000          5.340%, 04/21/97                                       29,773,050
   30,000,000          5.340%, 04/28/97                                       29,741,900
    5,000,000        Merrill Lynch & Co., Inc., 5.320%, 08/04/97               4,884,733
   15,000,000        National Rural Utilities Cooperative Finance             14,858,083
                       Corp., 5.240%, 05/05/97
    6,665,000        Nationwide Building Society (United Kingdom),             6,514,304
                       5.320%, 08/01/97
                     Redwood Receivable Capital Corp.,
    6,120,000          5.300%, 03/27/97                                        6,096,574
    6,311,000          5.310%, 03/07/97                                        6,305,415
                     Rose Funding Corp., #
    5,000,000          5.320%, 05/28/97                                        4,934,978
        1,000          5.350%, 03/18/97                                              997
   49,166,000          5.350%, 03/26/97                                       48,983,335
   12,000,000          5.380%, 03/26/97                                       11,955,167
   35,000,000          5.410%, 03/26/97                                       34,868,507
   25,000,000        Royal Bank of Canada (Canada), 5.300%, 07/14/97          24,503,125
   10,000,000        San Paolo US Financial Co. (Italy), 5.350%,               9,924,208
                       04/21/97
   30,500,000        Schering-Plough Corp., 5.315%, 04/22/97                  30,265,845
   45,000,000        Sigma Finance Corp. (United Kingdom), #, 5.355%,         43,801,819
                       08/27/97
                     Svenska Handelsbanke (Sweden),
   35,000,000          5.270%, 05/27/97                                       34,554,246
   20,000,000          5.365%, 08/04/97                                       19,535,033
   25,000,000          5.370%, 09/03/97                                       24,306,375

                       See notes to financial statements.

VISTA CASH MANAGEMENT FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited) (continued)

  Principal                                                                   Value
   Amount                                Issuer                               (USD)
----------------------------------------------------------------------------------------
COMMERCIAL PAPER -- (CONTINUED)
    ------------------------------------------------------------------------------------
                     Transamerica Finance Corp.,
$  14,000,000          5.330%, 04/17/97                                   $   13,902,579
   23,000,000          5.330%, 04/21/97                                       22,826,331
   50,000,000        Westpac Capital Corp., 5.312%, 08/11/97                  48,797,422
                                                                          --------------
                 TOTAL CORPORATE OBLIGATIONS                               1,320,870,102
------------------------------------------------------------------------------------
                 TOTAL COMMERCIAL PAPER                                    1,331,270,102
                 (COST $1,331,270,102)
------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES -- 34.9%
------------------------------------------------------------------------------------
                 U.S. GOVERNMENT AGENCY OBLIGATIONS -- 5.2%
                 ------------------------------------------------------
                     Student Loan Marketing Association,
   10,525,000          5.330%, 03/04/97                                       10,525,000
    4,675,000          5.350%, 03/04/97                                        4,675,000
   40,700,000          5.350%, 03/04/97                                       40,706,558
   18,500,000          5.350%, 03/04/97                                       18,502,258
   49,000,000          5.360%, 03/04/97                                       49,000,000
   46,000,000          5.410%, 03/04/97                                       46,000,000
                                                                          --------------
                                                                             169,408,816
                                                                          --------------
                 STATE & MUNICIPAL OBLIGATIONS -- 0.1%
                 ------------------------------------------------------
    4,200,000        Fairview Hospital & Healthcare Services of                4,200,000
                       Minnesota, ACES, Ser. A 5.450%, 03/06/97           --------------
                 CORPORATE OBLIGATIONS -- 29.6%
                 ------------------------------------------------------
                   BANKING -- 10.1%
                     American Express Centurion Bank,
   14,000,000          5.345%, 03/24/97                                       14,000,000
   50,000,000          5.345%, 03/27/97                                       50,000,000
   30,000,000          5.345%, 03/31/97                                       30,000,000
   25,000,000          5.392%, 03/31/97                                       25,000,000
   50,000,000        AmSouth Bank of Alabama, 5.388%, 03/07/97                49,994,054
   40,000,000        Bank One, Indianapolis, 5.290%, 03/04/97                 39,977,172
   20,000,000        FCC National Bank, 5.120%, 03/04/97                      19,999,879
   20,000,000        NationsBank, N.C., 5.470%, 03/04/97                      20,006,258
                     PNC Bank, N.A.,
   25,000,000          5.280%, 03/04/97                                       24,999,861
   50,000,000          5.338%, 04/28/97                                       49,977,551
                                                                          --------------
                                                                             323,954,775
                                                                          --------------
                   COMMERCIAL SERVICES -- 1.2%
   40,000,000        PHH Corp., 5.390%, 03/06/97                              39,999,682
                                                                          --------------

                       See notes to financial statements.

VISTA CASH MANAGEMENT FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited) (continued)

  Principal                                                                   Value
   Amount                                Issuer                               (USD)
----------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES -- (CONTINUED)
    ------------------------------------------------------------------------------------
                   FINANCIAL SERVICES -- 17.5%
$  50,000,000        Avco Financial Services, 5.460%, 03/18/97            $   50,000,000
                     Bear Stearns Co., Inc.,
   20,000,000          5.488%, 03/03/97                                       20,000,796
   15,000,000          5.490%, 03/04/97                                       15,000,000
   15,000,000          5.527%, 03/04/97                                       15,000,000
   50,000,000          5.543%, 04/18/97                                       50,005,352
   30,000,000          5.550%, 03/13/97                                       30,000,805
   50,000,000        Beta Finance Corp., #, 5.430%, 11/03/97                  50,000,000
                     Caterpillar Financial Services Corp.,
   20,000,000          5.394%, 03/12/97                                       20,000,000
   46,000,000          5.513%, 05/03/97                                       46,000,000
                     Centauri Corp., #,
   30,000,000          5.376%, 03/18/97                                       30,000,000
   20,000,000          5.415%, 03/20/97                                       20,000,000
   35,000,000          5.458%, 03/10/97                                       35,000,000
   25,000,000        Dean Witter, Discover & Co., 5.474%, 03/18/97            25,000,000
   32,000,000        Ford Motor Credit Corp., 5.530%, 03/03/97                32,000,110
                     Merrill Lynch & Co., Inc.,
   30,000,000          5.335%, 03/27/97                                       29,994,158
   50,000,000          5.467%, 03/03/97                                       50,000,000
   25,000,000        Morgan Stanley Group, 5.631%, 03/14/97                   25,000,000
   22,000,000        SMM Trust 1996-V, #, 5.644%, 03/26/97                    22,000,000
                                                                          --------------
                                                                             565,001,221
                                                                          --------------
                   HEALTH CARE -- 0.8%
   25,000,000        Smithkline Beecham Corp., 5.530%, 03/04/97               25,000,106
                                                                          --------------
                 TOTAL CORPORATE FLOATING RATE DEMAND NOTES                  953,955,784
------------------------------------------------------------------------------------
                 TOTAL FLOATING RATE DEMAND NOTES                          1,127,564,600
                 (COST $1,127,564,600)
------------------------------------------------------------------------------------
INTEREST BEARING DEPOSITS -- 6.6%
------------------------------------------------------------------------------------
                 TIME DEPOSIT -- 0.3%
                 ------------------------------------------------------
   11,107,000        First Union Bank (Cayman Islands), 5.375%,               11,107,000
                       03/03/97
                 CERTIFICATE OF DEPOSITS -- 6.3%
                 ------------------------------------------------------
                     Banque Nationale de Paris, New York,
   25,000,000          5.580%, 04/02/97                                       24,998,152
   20,000,000          5.740%, 04/09/97                                       20,000,205
   20,000,000        Deutsche Bank AG (Germany), 5.530%, 04/02/97             19,996,380

                       See notes to financial statements.

VISTA CASH MANAGEMENT FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited) (continued)

  Principal                                                                   Value
   Amount                                Issuer                               (USD)
----------------------------------------------------------------------------------------
INTEREST BEARING DEPOSITS -- (CONTINUED)
    ------------------------------------------------------------------------------------
                     Societe Generale (France),
$  50,000,000          5.490%, 08/11/97                                   $   50,002,203
   20,000,000          5.650%, 04/01/97                                       19,998,431
   24,000,000          5.770%, 01/12/98                                       23,996,009
   15,000,000          5.800%, 01/13/98                                       14,987,157
   11,000,000          5.850%, 03/03/98                                       10,995,790
   18,000,000          5.920%, 09/17/97                                       18,021,455
                                                                          --------------
                                                                             202,995,782
------------------------------------------------------------------------------------
                 TOTAL INTEREST BEARING DEPOSITS                             214,102,782
                 (COST $214,102,782)
------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 8.2%
------------------------------------------------------------------------------------
  144,000,000    Goldman Sachs & Co., 5.30%, due 03/03/97, (Dated            144,000,000
                   02/28/97, Proceeds $144,063,600, Secured by, U.S.
                   Treasury Note, $136,045,000 at 8.00%, due 05/15/01;
                   Market Value, $147,407,059)
  120,000,000    Lehman Brothers, Inc., 5.30%, due 03/03/97, (Dated          120,000,000
                   02/28/97, Proceeds $120,053,000, Secured by, U.S.
                   Treasury Notes, $119,625,000, 6.125% through 6.375%,
                   due 08/31/98 through 03/31/01; Market Value,
                   $122,405,961)
------------------------------------------------------------------------------------
                 TOTAL REPURCHASE AGREEMENTS                                 264,000,000
                 (COST $264,000,000)
====================================================================================
                 TOTAL INVESTMENTS -- 99.8%                               $3,226,323,213
                 (COST $3,226,323,213)**
------------------------------------------------------------------------------------

                       See notes to financial statements.

VISTA PRIME MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited)

  Principal                                                                   Value
   Amount        Issuer                                                       (USD)
----------------------------------------------------------------------------------------
NOTES & BONDS  --  7.6%
    ------------------------------------------------------------------------------------
                 STATE & MUNICIPAL OBLIGATIONS  --  0.2%
                 ------------------------------------------------------
$   2,350,000        Scripps Health, California, Taxable Direct           $    2,344,861
                       Obligation, 5.600%, 10/01/97                       --------------
                 CORPORATE OBLIGATIONS -- 7.0%
                 ------------------------------------------------------
                   BANKING -- 0.9%
    7,000,000        FCC National Bank, 6.000%, 07/18/97                       6,997,297
    5,000,000        Huntington National Bank, Columbus, 5.900%,               4,996,044
                       09/17/97
                                                                          --------------
                                                                              11,993,341
                                                                          --------------
                   FINANCIAL SERVICES -- 6.1%
    3,500,000        American General Finance Corp., 5.650%, 03/14/97          3,500,770
    5,000,000        Associates Corp. of North America, 6.800%,                5,008,156
                       06/02/97
    9,000,000        CC USA Inc. (Centauri Corp.) (Caymand Islands),#          9,000,000
                       5.700%, 12/18/97
    7,045,000        Ford Motor Credit Corp., 5.625%, 03/03/97                 7,045,234
    3,000,000        Household Finance Corp., 6.700%, 08/08/97                 3,008,045
    5,000,000        KFW International Finance, 8.250%, 03/18/98               5,130,426
    1,150,000        Merrill Lynch & Co., Inc., 7.250%, 05/15/97               1,153,076
                     Sigma Finance Corp. (United Kingdom),
   18,000,000          5.800%, 03/03/98                                       18,000,000
   20,000,000          5.870%, 01/20/98                                       20,000,000
    8,000,000        Toyota Motor Credit Corp. (Japan), 5.450%,                7,999,441
                       03/14/97
                                                                          --------------
                                                                              79,845,148
                                                                          --------------
                   OTHER GOVERNMENT OBLIGATIONS -- 0.4%
                 ------------------------------------------------------
    5,000,000        Province of Manitoba (Canada), 6.000%, 10/15/97           5,011,124
------------------------------------------------------------------------------------
                 TOTAL NOTES & BONDS                                          99,194,474
                 (COST $99,194,474)
------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 39.5%
------------------------------------------------------------------------------------
                 U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.3%
                 ------------------------------------------------------
   17,000,000        Federal Home Loan Bank, 5.400%, 03/05/97                 16,989,800
                 STATE & MUNICIPAL OBLIGATIONS -- 2.0%
                 ------------------------------------------------------
   25,811,000        Nebraska Higher Education, LOC, 5.350%, 03/27/97         25,711,269

                       See notes to financial statements.

VISTA PRIME MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited) (continued)

  Principal                                                                   Value
   Amount        Issuer                                                       (USD)
----------------------------------------------------------------------------------------
COMMERCIAL PAPER -- (CONTINUED)
    ------------------------------------------------------------------------------------
                 CORPORATE OBLIGATIONS -- 36.2%
                 ------------------------------------------------------
$  30,000,000        ABN-AMRO North America Finance Inc. (Netherlands),   $   30,000,000
                       5.380%, 03/13/97
   15,000,000        Anchor Funding Corp.,# 5.370%, 04/22/97                  14,883,650
                     Apex Funding Corp.# (Cayman Islands),
    9,979,000          5.420%, 04/30/97                                        9,888,856
   35,000,000          5.420%, 05/30/97                                       34,525,750
   11,415,000          5.465%, 03/17/97                                       11,387,274
                     Bank of Tokyo-Mitsubishi, Ltd. (Japan),
    4,000,000          5.430%, 03/20/97                                        3,988,537
   30,000,000          5.440%, 04/09/97                                       29,823,200
                     Barclays Bank Plc (United Kingdom),
   14,500,000          5.330%, 06/30/97                                       14,240,237
   13,000,000          5.370%, 08/01/97                                       12,703,308
   10,000,000          5.430%, 06/17/97                                        9,837,100
                     Bayerische Landesbank, Girozentrale (Germany),
   10,000,000          5.330%, 06/06/97                                        9,856,386
   10,000,000          5.350%, 03/14/97                                        9,980,681
    5,000,000          5.390%, 04/09/97#                                       4,970,804
   10,000,000          5.420%, 07/14/97                                        9,796,750
   10,000,000          5.430%, 07/18/97                                        9,790,342
    5,000,000          5.550%, 03/04/97                                        4,997,688
   20,000,000        Beal Cayman Ltd., Brazil, 5.400%, 04/14/97               19,868,000
                     CC USA Inc.(Cenntauri Corp.) (Cayman Islands),#
   20,000,000          5.400%, 07/21/97                                       19,574,000
   20,000,000          5.450%, 03/20/97                                       19,942,472
   10,000,000        Centauri Corp. (Cayman Islands),# 5.320%, 06/02/97        9,862,567
                     Credit Suisse (Switzerland),
    9,272,000          5.470%, 03/17/97                                        9,249,459
    2,000,000          5.650%, 03/13/97                                        1,996,233
   20,000,000        Dresdner Bank AG# (Germany), 5.310%, 09/16/97            19,412,950
    5,833,000        Enterprise Funding Corp.# (Germany), 5.340%,              5,823,482
                       03/12/97
   27,824,000        FP Funding Corp.# (Japan), 5.390%, 03/07/97              27,799,005
   14,397,000        Gotham Funding# (Japan), 5.370%, 05/15/97                14,235,934
   25,000,000        IMI Funding (Italy), 5.400%, 04/11/97                    24,846,250
   10,000,000        Minmetals Capital Corp. (Credit Swisse,                   9,909,347
                       Switzerland), 5.350%, 05/01/97

                       See notes to financial statements.

VISTA PRIME MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited) (continued)

  Principal                                                                   Value
   Amount        Issuer                                                       (USD)
----------------------------------------------------------------------------------------
COMMERCIAL PAPER -- (CONTINUED)
    ------------------------------------------------------------------------------------
                     Receivables Capital Corp.,#
$   6,815,000          5.290%, 04/03/97                                   $    6,781,953
   18,540,000          5.310%, 03/21/97                                       18,485,307
   10,000,000        Sigma Finance Corp.# (United Kingdom), 5.400%,            9,781,000
                       07/25/97
    5,000,000        Societe Generale (France), 5.410%, 06/12/97               4,922,607
   19,456,000        Twin Towers Inc.,# 5.380%, 03/07/97                      19,438,554
   10,000,000        Windmill Funding Corp., 5.650%, 03/05/97                  9,993,722
                                                                          --------------
                 TOTAL CORPORATE OBLIGATIONS                                 472,593,405
------------------------------------------------------------------------------------
                 TOTAL COMMERCIAL PAPER                                      515,294,474
                 (COST $515,294,474)
------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES -- 30.9%
------------------------------------------------------------------------------------
                 U.S. GOVERNMENT AGENCY OBLIGATIONS -- 4.3%
                 ------------------------------------------------------
                     Student Loan Marketing Association,
   12,000,000          5.350%, 03/04/97                                       12,000,000
   44,000,000          5.360%, 03/04/97                                       44,000,000
                                                                          --------------
                                                                              56,000,000
                                                                          --------------
                 STATE & MUNICIPAL OBLIGATIONS -- 6.2%
                 ------------------------------------------------------
   44,100,000        Illinois Student Assistance, Common Student Loan,        44,100,000
                       Ser. B, 5.410%, 03/05/97
   17,000,000        Kern County, California Pension Obligation,              17,000,000
                       Taxable, Medical Option Period, 5.538%, 03/03/97
   12,635,000        New Orleans Louisiana, Aviation Board, 5.530%,           12,635,000
                       03/05/97
    2,900,000        Stanislaus County, California, Pension Obligation,        2,900,000
                       Medical Option Period, 5.538%, 03/03/97
    3,600,000        Texas State, Taxable, Medical Option Period,              3,600,000
                       5.538%, 03/03/97
                                                                          --------------
                                                                              80,235,000
                                                                          --------------
                 CORPORATE OBLIGATIONS -- 20.4%
                 ------------------------------------------------------
                   FINANCIAL SERVICES -- 19.7%
    9,000,000        Bear Stearns Co., Inc., 5.472%, 03/16/97                  9,000,000
   16,000,000        Caterpillar Financial Services Corp., 5.480%,            16,000,000
                       03/03/97
   25,000,000        Centauri Corp. (CC USA Inc.), (Cayman Islands),          25,000,000
                       5.410%, 03/03/97
    3,000,000        General Electric Capital Corp., 5.570%, 03/03/97          3,000,519
   25,000,000        Merrill Lynch & Co., Inc., 5.440%, 03/03/97              25,000,000
   50,000,000        Morgan Stanley Group, 5.631%, 03/14/97                   50,000,000

                       See notes to financial statements.

VISTA PRIME MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited) (continued)

  Principal                                                                   Value
   Amount        Issuer                                                       (USD)
----------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES -- (CONTINUED)
    ------------------------------------------------------------------------------------
$   9,265,000        Sault Ste Marie Tribe Building, 5.940%, 06/02/97     $    9,265,000
   31,000,000        Short-Term Card Account Trust 1996-1, 5.442%,            31,000,000
                       03/15/97
                     SMM Trust 1996-V,
   25,000,000          5.422%, 03/16/97                                       24,995,763
   13,000,000          5.425%, 03/20/97                                       13,000,000
   50,000,000          5.644%, 03/26/97                                       50,000,000
                                                                          --------------
                                                                             256,261,282
                                                                          --------------
                   UTILITY -- 0.7%
    9,000,000        Hydro Quebec, Quebec (Yankee Sector), 5.538%,             9,000,000
                       03/03/97
------------------------------------------------------------------------------------
                 TOTAL FLOATING RATE DEMAND NOTES                            401,496,282
                 (COST $401,496,282)
------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 7.9%
------------------------------------------------------------------------------------
    7,000,000        Bank of Nova Scotia (Canada), 5.900%, 06/10/97            6,996,301
                     Bank of Tokyo-Mitsubishi, Ltd. (Japan),
    5,000,000          5.540%, 06/11/97                                        5,000,451
   30,000,000          5.590%, 08/18/97                                       30,002,067
    4,000,000        Landesbank H. Thuringen (Germany), 5.640%,                3,999,731
                       03/20/97
    5,000,000        Morgan Guaranty Trust of New York, 5.710%,                4,998,367
                       01/06/98
   38,000,000        Sanwa Bank Ltd. (Japan), 5.440%, 03/07/97                38,000,189
                     Societe Generale (France),
    2,000,000          5.620%, 03/28/97                                        1,999,791
    5,000,000          5.770%, 05/15/97                                        4,999,631
    7,000,000        Westpac Banking Corp., 5.970%, 06/06/97                   6,999,467
------------------------------------------------------------------------------------
                 TOTAL CERTIFICATES OF DEPOSIT                               102,995,995
                 (COST $102,995,995)
------------------------------------------------------------------------------------

                       See notes to financial statements.

VISTA PRIME MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS February 28, 1997 (unaudited) (continued)

  Principal                                                                   Value
   Amount        Issuer                                                       (USD)
------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 15.1%
------------------------------------------------------------------------------------
$ 197,067,000      Goldman Sachs & Co., 5.42%, due 03/03/97, (Dated       $  197,067,000
                     02/28/97, Proceeds $197,156,009, Secured by;
                     FHLMC, $142,820,857, at 7.22% through 7.50%, due
                     04/01/26 through 03/01/33; FNMA, ARM, $63,908,000
                     at 6.09%, due 11/01/35; Market Value $201,008,340)
                     (Cost $197,067,000)
------------------------------------------------------------------------------------
                 TOTAL INVESTMENTS -- 101.0%                              $1,316,048,225
                 (COST $1,316,048,225)**
    ------------------------------------------------------------------------------------
#        =    Security may only be sold to qualified institutional buyers.
**       =    The cost of securities is substantially the same for federal income tax purposes.
ARM      =    Adjustable Rate Mortgage
COP      =    Certificate of Participation
FHLMC    =    Federal Home Loan Mortgage Corp.
FNMA     =    Federal National Mortgage Association
FRDN     =    Floating Rate Demand Note: The maturity date shown is the next interest reset date; the rate shown is the rate in effect at February 28, 1997.
GNMA     =    Government National Mortgage Association
GO       =    General Obligation
IDA      =    Industrial Development Authority
REMIC    =    Real Estate Mortgage Investment Conduit
ACES     =    Automatic CM Exchange Securities

                       See notes to financial statements.

VISTA MUTUAL FUNDS
STATEMENT OF ASSETS AND LIABILITIES
February 28,1997 (unaudited)
--------------------------------------------------------------------------------

                                                     Vista
                                                   100% U.S.
                                                    Treasury           Vista            Vista
                                                   Securities     U.S. Government   Treasury Plus
                                                  Money Market     Money Market      Money Market
                                                      Fund             Fund              Fund
                                                 --------------   ---------------   --------------
ASSETS:
 Investment securities, at value (Note 1)....... $2,112,978,724   $5,516,983,213    $2,289,475,103
 Cash...........................................          1,366      940,685,383           105,014
 Receivables:
   Investment securities sold...................    619,819,794      115,947,972          --
   Interest.....................................     20,042,317       19,216,870         2,299,984
   Fund shares sold.............................        671,336        7,551,625           777,089
   Other........................................        127,126          266,060           116,200
                                                 --------------   --------------    --------------
       Total Assets.............................  2,753,640,663    6,600,651,123     2,292,773,390
                                                 --------------   --------------    --------------
LIABILITIES:
 Payable for investment securities purchased....    894,207,500    1,076,874,626       544,167,306
 Payable for Fund shares redeemed...............         12,536        3,075,114           703,307
 Payable to custodian...........................       --               --                --
 Dividends payable..............................      1,267,829        8,011,397         2,726,314
 Other liabilities..............................        208,199           89,500          --
 Accrued liabilities: (Note 2)
   Administration fees..........................        141,242          423,721           133,504
   Distribution fees............................        132,982          233,282           113,258
   Investment advisory fees.....................        142,143          423,720           133,505
   Shareholder/Fund servicing fees..............        303,909          510,651           291,217
   Custody fees.................................         53,467          101,862            78,702
   Other........................................        450,517          913,636           428,630
                                                 --------------   --------------    --------------
       Total Liabilities........................    896,920,324    1,090,657,509       548,775,743
                                                 --------------   --------------    --------------
NET ASSETS:
 Paid in capital................................  1,856,881,155    5,509,943,066     1,744,078,227
 Accumulated undistributed net investment
   income.......................................             (6)        --                  (3,116)
 Accumulated net realized gain (loss) on
   investment transactions......................       (160,810)          50,548           (77,464)
                                                 --------------   --------------    --------------
   Net Assets................................... $1,856,720,339   $5,509,993,614    $1,743,997,647
                                                 ==============   ==============    ==============

Shares of beneficial interest outstanding ($.001
 par value; unlimited number of shares
 authorized):
   Vista Shares.................................  1,730,075,625    2,074,316,810     1,460,514,189
   Premier Shares...............................      3,700,121      977,415,091       123,036,881
   Institutional Shares.........................    123,105,409    2,458,311,915       160,625,125
   B Shares.....................................

Net asset value, offering and redemption price
 per share, all classes (net assets/shares).....          $1.00            $1.00             $1.00
                                                 ==============   ==============    ==============
Cost of investments............................. $2,112,978,724   $5,516,983,213    $2,289,475,103
                                                 ==============   ==============    ==============

                       See notes to financial statements.

VISTA MUTUAL FUNDS
STATEMENT OF ASSETS AND LIABILITIES
February 28,1997 (unaudited) (continued)
--------------------------------------------------------------------------------

                                                    Vista                             Vista
                                                   Federal           Vista            Prime
                                                 Money Market   Cash Management    Money Market
                                                     Fund            Fund              Fund
                                                 ------------   ---------------   --------------
ASSETS:
 Investment securities, at value (Note 1)....... $754,403,266   $3,226,323,213    $1,316,048,225
 Cash...........................................     --              2,039,920           560,286
 Receivables:
   Investment securities sold...................     --             15,788,858          --
   Interest.....................................   4,533,913        18,897,364         5,604,601
   Fund shares sold.............................     874,158         2,296,480         3,114,086
   Other........................................      42,862           188,994            85,284
                                                 ------------   --------------    --------------
       Total Assets............................. 759,854,199     3,265,534,829     1,325,412,482
                                                 ------------   --------------    --------------

LIABILITIES:
 Payable for investment securities purchased....  24,940,650        25,596,774        18,000,000
 Payable for Fund shares redeemed...............     525,354           394,638          --
 Payable to custodian...........................     978,040          --                --
 Dividends payable..............................     569,719         3,270,632         3,211,691
 Other liabilities..............................     --                326,330          --
 Accrued liabilities: (Note 2)
   Administration fees..........................      58,424           246,882            59,046
   Distribution fees............................      28,300          --                   4,136
   Investment advisory fees.....................      58,423           246,884           118,092
   Shareholder/Fund servicing fees..............     120,797           590,281            66,396
   Custody fees.................................      34,418            76,415            55,240
   Other........................................     329,663           660,547           356,480
                                                 ------------   --------------    --------------
       Total Liabilities........................  27,643,788        31,409,383        21,871,081
                                                 ------------   --------------    --------------

NET ASSETS:
 Paid in capital................................ 732,210,411     3,234,006,666     1,303,533,745
 Accumulated undistributed net investment
   income.......................................     --               --                --
 Accumulated net realized gain (loss) on
   investment transactions......................     --                118,780             7,656
                                                 ------------   --------------    --------------
   Net Assets................................... $732,210,411   $3,234,125,446    $1,303,541,401
                                                 ============   ==============    ==============

Shares of beneficial interest outstanding ($.001
 par value; unlimited number of shares
 authorized):
     Vista Shares............................... 327,818,218     2,056,221,531
     Premier Shares............................. 286,927,994       445,348,991       446,993,096
     Institutional Shares....................... 117,464,199       732,546,720       848,845,844
     B Shares...................................                                       7,694,804

Net asset value, offering and redemption price
 per share, all classes (net assets/shares).....       $1.00             $1.00             $1.00
                                                 ============   ==============    ==============
Cost of investments............................. $754,403,266   $3,226,323,213    $1,316,048,225
                                                 ============   ==============    ==============

                       See notes to financial statements.

VISTA MUTUAL FUNDS
STATEMENT OF OPERATIONS
For the six months ended February 28, 1997 (unaudited)
--------------------------------------------------------------------------------

                                                      Vista
                                                    100% U.S.                          Vista
                                                     Treasury          Vista          Treasury
                                                    Securities    U.S. Government       Plus
                                                   Money Market    Money Market     Money Market
                                                       Fund            Fund             Fund
                                                   ------------   ---------------   ------------

INTEREST INCOME: (Note 1C)........................ $48,374,290     $ 126,472,821    $47,583,038
                                                   -----------      ------------    -----------
EXPENSES: (Note 2)
 Shareholder/Fund servicing fees..................   3,029,723         4,594,278      2,676,372
 Distribution fees................................     865,439         1,439,960        725,146
 Administration fees..............................     915,268         2,325,422        899,750
 Investment advisory fees.........................     915,720         2,325,422        899,750
 Custodian fees...................................     123,830           195,853        192,961
 Printing and postage.............................      12,375            31,463         14,849
 Professional fees................................      55,702            97,980         41,842
 Registration costs...............................      87,851           183,207         86,752
 Transfer agent fees..............................     145,871           523,477        107,436
 Trustees fees and expenses.......................      52,607           132,653         51,918
 Other............................................      48,027           108,756         31,116
                                                   -----------      ------------    -----------
       Total expenses.............................   6,252,413        11,958,471      5,727,892
 Less amounts waived (Note 2B)....................   1,009,785         1,506,179        846,392
                                                   -----------      ------------    -----------
   Net expenses...................................   5,242,628        10,452,292      4,881,500
                                                   -----------      ------------    -----------
   Net investment income..........................  43,131,662       116,020,529     42,701,538
                                                   -----------      ------------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss) on investment
   transactions...................................     124,725           513,901        173,356
                                                   -----------      ------------    -----------
 Net increase in net assets from operations....... $43,256,387     $ 116,534,430    $42,874,894
                                                   ===========      ============    ===========

                       See notes to financial statements.

VISTA MUTUAL FUNDS
STATEMENT OF OPERATIONS
For the six months ended February 28, 1997 (unaudited) (continued)
--------------------------------------------------------------------------------

                                                     Vista                            Vista
                                                    Federal           Vista           Prime
                                                  Money Market   Cash Management   Money Market
                                                      Fund            Fund             Fund
                                                  ------------   ---------------   ------------

INTEREST INCOME: (Note 1C)....................... $19,926,766      $80,956,765     $41,441,929
                                                  -----------      -----------     -----------
EXPENSES: (Note 2)
 Shareholder/Fund servicing fees.................     951,016        3,699,055         569,377
 Distribution fees...............................     176,752               --          36,902
 Administration fees.............................     368,458        1,474,034         750,178
 Investment advisory fees........................     368,457        1,474,034         750,179
 Custodian fees..................................      95,231          187,017         119,254
 Printing and postage............................       7,424           11,488          12,243
 Professional fees...............................      16,252           61,584          37,300
 Registration costs..............................      29,091          103,740         126,224
 Transfer agent fees.............................     262,256          497,302          91,157
 Trustees fees and expenses......................      21,459           85,084          37,825
 Other...........................................      27,129           47,407          51,275
                                                  -----------      -----------     -----------
       Total expenses............................   2,323,525        7,640,745       2,581,914
 Less amounts waived (Note 2B)...................     260,675          372,348         176,946
                                                  -----------      -----------     -----------
   Net expenses..................................   2,062,850        7,268,397       2,404,968
                                                  -----------      -----------     -----------
   Net investment income.........................  17,863,916       73,688,368      39,036,961
                                                  -----------      -----------     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
 Net realized gain (loss) on investment
   transactions..................................      40,422           12,496          92,841
                                                  -----------      -----------     -----------
 Net increase in net assets from operations...... $17,904,338      $73,700,864     $39,129,802
                                                  ===========      ===========     ===========

                       See notes to financial statements.

VISTA MUTUAL FUNDS
STATEMENT OF CHANGES IN NET ASSETS (unaudited)
--------------------------------------------------------------------------------

                                                                 Vista 100% U.S.                     Vista U.S.
                                                               Treasury Securities                   Government
                                                                Money Market Fund                 Money Market Fund
                                                         -------------------------------   -------------------------------
                                                             9/1/96          12/1/95           9/1/96            Year
                                                            Through          Through          Through           Ended
                                                            2/28/97          8/31/96*         2/28/97          8/31/96
                                                         --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income.................................  $   43,131,662   $   54,450,347   $  116,020,529   $  149,636,341
 Net realized gain (loss) on investment transactions...         124,725          317,081          513,901            3,546
                                                         --------------   --------------   --------------   --------------
   Increase (decrease) in net assets from operations...      43,256,387       54,767,428      116,534,430      149,639,887
                                                         --------------   --------------   --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income.................................     (43,131,662)     (54,450,354)    (116,020,528)    (149,636,341)
 Net realized gain on investment transactions..........        (498,431)         (90,037)        (465,957)          (2,396)
                                                         --------------   --------------   --------------   --------------
       Total dividends and distributions...............     (43,630,093)     (54,540,391)    (116,486,485)    (149,638,737)
                                                         --------------   --------------   --------------   --------------

Increase (decrease) from capital share transactions....     185,263,013      334,055,174    1,469,495,097    2,469,421,386
                                                         --------------   --------------   --------------   --------------
   Total increase (decrease)...........................     184,889,307      334,282,211    1,469,543,042    2,469,422,536

NET ASSETS:
 Beginning of period...................................   1,671,831,032    1,337,548,821    4,040,450,572    1,571,028,036
                                                         --------------   --------------   --------------   --------------
 End of period.........................................  $1,856,720,339   $1,671,831,032   $5,509,993,614   $4,040,450,572
                                                         ==============   ==============   ==============   ==============

                                                                      Vista
                                                                  Treasury Plus
                                                                Money Market Fund
                                                         -------------------------------
                                                             9/1/96            Year
                                                            Through           Ended
                                                            2/28/97          8/31/96
                                                         --------------   --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income.................................  $   42,701,538   $   31,447,169
 Net realized gain (loss) on investment transactions...         173,356          (84,507)
                                                         --------------   --------------
   Increase (decrease) in net assets from operations...      42,874,894       31,362,662
                                                         --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income.................................     (42,718,407)     (31,353,233)
 Net realized gain on investment transactions..........        (166,314)         (80,182)
                                                         --------------   --------------
       Total dividends and distributions...............     (42,884,721)     (31,433,415)
                                                         --------------   --------------
Increase (decrease) from capital share transactions....      67,300,169    1,640,570,579
                                                         --------------   --------------
   Total increase (decrease)...........................      67,290,342    1,640,499,826
NET ASSETS:
 Beginning of period...................................   1,676,707,305       36,207,479
                                                         --------------   --------------
 End of period.........................................  $1,743,997,647   $1,676,707,305
                                                         ==============   ==============

------------------
* In 1996 the fund changed its fund year end from November 30 to August 31.

                       See notes to financial statements.

VISTA MUTUAL FUNDS
STATEMENT OF CHANGES IN NET ASSETS (unaudited) (continued)
--------------------------------------------------------------------------------

                                                                         Vista                            Vista
                                                                        Federal                      Cash Management
                                                                   Money Market Fund                      Fund
                                                             -----------------------------   -------------------------------
                                                                9/1/96           Year            9/1/96          12/1/95
                                                                Through          Ended          Through          Through
                                                                2/28/97         8/31/96         2/28/97          8/31/96*
                                                             -------------   -------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income.....................................  $  17,863,916   $  29,210,103   $   73,688,368   $   71,975,331
 Net realized gain (loss) on investment transactions.......         40,422          62,246           12,496            8,546
                                                              ------------    ------------   --------------   --------------
   Increase (decrease) in net assets from operations.......     17,904,338      29,272,349       73,700,864       71,983,877
                                                              ------------    ------------   --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income.....................................    (17,863,916)    (29,210,103)     (73,688,368)     (71,975,332)
 Net realized gain on investment transactions..............        (84,289)        (31,088)              --          (25,113)
                                                              ------------    ------------   --------------   --------------
       Total dividends and distributions...................    (17,948,205)    (29,241,191)     (73,688,368)     (72,000,445)
                                                              ------------    ------------   --------------   --------------

Increase (decrease) from capital share transactions........    (10,748,609)    277,469,712      522,596,775    1,077,039,651
                                                              ------------    ------------   --------------   --------------
   Total increase (decrease)...............................    (10,792,476)    277,500,870      522,609,271    1,077,023,083

NET ASSETS:
 Beginning of period.......................................    743,002,887     465,502,017    2,711,516,175    1,634,493,092
                                                              ------------    ------------   --------------   --------------
 End of period.............................................  $ 732,210,411   $ 743,002,887   $3,234,125,446   $2,711,516,175
                                                              ============    ============   ==============   ==============

                                                                          Vista
                                                                          Prime
                                                                    Money Market Fund
                                                             -------------------------------
                                                                 9/1/96            Year
                                                                Through           Ended
                                                                2/28/97          8/31/96
                                                             --------------   --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income.....................................  $   39,036,961   $   57,901,747
 Net realized gain (loss) on investment transactions.......          92,841            7,807
                                                             --------------   --------------
   Increase (decrease) in net assets from operations.......      39,129,802       57,909,554
                                                             --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income.....................................     (39,036,961)     (57,902,939)
 Net realized gain on investment transactions..............         (85,184)          (7,683)
                                                             --------------   --------------
       Total dividends and distributions...................     (39,122,145)     (57,910,622)
                                                             --------------   --------------
Increase (decrease) from capital share transactions........     144,587,022      905,690,709
                                                             --------------   --------------
   Total increase (decrease)...............................     144,594,679      905,689,641
NET ASSETS:
 Beginning of period.......................................   1,158,946,722      253,257,081
                                                             --------------   --------------
 End of period.............................................  $1,303,541,401   $1,158,946,722
                                                             ==============   ==============

------------------
* In 1996 the fund changed its fund year end from November 30 to August 31.

                       See notes to financial statements.

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (unaudited)
--------------------------------------------------------------------------------
1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES -- Mutual Fund Trust ("MFT") (the "Trust") is organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. Vista 100% U.S. Treasury Securities Money Market Fund ("USTSMM"), Vista U.S. Government Money Market Fund ("USGMM"), Vista Treasury Plus Money Market Fund ("TPMM"), Vista Federal Money Market Fund ("FMM"), Vista Cash Management Fund ("CMMM"), and Vista Prime Money Market Fund ("PMM") are separate portfolios of MFT. Collectively all of these funds are referred to as "Money Market Funds" or individually as the "Fund".

The funds offer various classes of shares as follows:

                       Fund                                     Classes Offered
--------------------------------------------------    -----------------------------------
USTSMM............................................    Vista, Premier**, Institutional**
USGMM.............................................    Vista, Premier, Institutional
TPMM..............................................    Vista*, Premier, Institutional
FMM...............................................    Vista, Premier, Institutional
CMMM..............................................    Vista, Premier*, Institutional*
PMM...............................................    Premier, Institutional, B Shares

---------------
 * Commenced May 6, 1996.
** Commenced June 3, 1996.

All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different transfer agent, distribution, shareholder servicing and fund servicing expenses, and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreement.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the
Funds:

    A. Valuation of investments -- Money market instruments are valued at amortized cost which approximates market value. The Trust's use of amortized cost is subject to the Trust's compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

    B. Repurchase agreements -- It is the Trust's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government agency securities. All collateral is held by the Trust's custodian bank, sub-custodian or a bank in which the custodian bank has entered into a subcustodian agreement or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters into an insolvency proceeding, realization of the collateral by the Trust may be delayed or limited. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Trust's use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Trust's obligation to repurchase the securities. The Trust's use of the proceeds of the reverse repurchase agreement may also effectively be restricted pending such decision.

    At February 28, 1997, there were no open reverse repurchase agreements.

    C. Security transactions and investment income -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income consists of coupon interest accrued and amortization of premium and discount earned.

    D. Federal income taxes -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of a Fund's distributable net income, including net realized gain on

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
--------------------------------------------------------------------------------

    investments. In addition, the Trust intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

    E. Distributions to shareholders -- Each Fund declares and records a dividend of substantially all of its net investment income on each business day. Such dividends are paid or re-invested monthly in each respective Fund's shares on the payable dates. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition "temporary differences"), such amounts are reclassified within the capital accounts based on their federal income tax-basis treatment. Dividends and distributions which exceed net investment income or net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized capital gains.

    F. Income and expenses -- Expenses directly attributable to a Fund are charged to that Fund; expenses directly attributable to a particular class are charged directly to such class. Other expenses are allocated proportionately among the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

2.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

    A. Investment advisory fee -- Pursuant to separate Investment Advisory Agreements, The Chase Manhattan Bank, ("Chase" or "Advisor") acts as the investment adviser to the Funds. Chase is a direct wholly-owned subsidiary of The Chase Manhattan Corporation. As investment adviser, Chase supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.10% of the average daily net assets for each respective Fund.

    Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the sub-investment adviser to each Fund, other than the Vista Cash Management Fund, pursuant to a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.03% of each Fund's average daily net assets.

    Texas Commerce Bank, National Association ("TCB") is the sub-investment adviser to the Vista Cash Management Fund pursuant to a Sub-Investment Advisory Agreement between Chase and TCB. TCB is a wholly owned subsidiary of Chase and is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.03% of the Fund's average daily net assets.

    B. Shareholder and Fund servicing fees -- The Trust, on May 6, 1996, adopted new Administrative Service Plans which, among other things, provide that the Trust on behalf of the Funds may obtain the services of one or more Shareholder Servicing Agents. For its services, each Shareholder Servicing Agent receives a fee. The fee is computed daily and paid monthly at an annual rate of 0.35%, 0.25% and 0.25% of the average daily net assets of the Vista, Premier and B Shares Class of each Fund. The Shareholder Servicing Agents voluntarily waived fees in the amount of $1,009,785, $1,506,179, $846,392, $260,675, $372,348 and $176,946 for the USTSMM, USGMM, TPMM, FMM,
    CMMM and PMM respectively.

    No Fund Servicing fee was paid for the Institutional Shares.

    Since inception of the Trust, (except as described below) Chase and certain of its affiliates have been the only Shareholder Servicing Agents. Certain Premier Shareholders of the CMMM and FMM entered into a Shareholder Servicing arrangement with Capital Network Services.

    C. Distribution and sub-administration fees -- Pursuant to the Distribution and Sub-administration Agreements, Vista Fund Distributors, Inc. ("VFD" or the "Distributor"), a

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
--------------------------------------------------------------------------------

    wholly-owned subsidiary of the BISYS Group, Inc. ("BISYS"), acts as the Trust's exclusive underwriter and promotes and arranges for the sale of each Fund's shares. In addition, the Distributor provides certain sub-administration services to the Trust, including providing officers, clerical staff and office space for an annual fee of 0.05% of the average daily net assets of each Fund.

    The Trustees have adopted plans of distribution under the 1940 Act for the Premier Shares of USGMM (the "Premier Plan"), for the Vista Shares (the "Vista Plan") except for CMMM, and for the B Shares of the PMM (the "B Plan"). There are no distribution plans for the Institutional Shares. The Premier, Vista and B Shares Plans pay the Distributor a distribution fee. The fee is computed daily and paid monthly at an annual rate of: 0.10% of the average daily net assets of the Vista Class of each Fund (except CMMM), 0.10% of the average daily net assets of the USGMM Premier Class and 0.75% of the average daily net assets of the B Shares of PMM.

    D. Administration fee -- Pursuant to the Administration Agreements, Chase (the "Administrator") provides certain administration services and facilities to each Fund at a fee computed at the annual rate equal to 0.05% of the respective Fund's average daily net assets.

    E. Other -- Certain officers of the Trust are officers of VFD or of its parent corporation, BISYS.

    In addition, Chase provides portfolio accounting and custody services for the Funds. Such amounts are presented in the Statement of Operations as custodian fees.

3. FEDERAL INCOME TAX MATTERS -- At August 31, 1996, Prime Money Market Fund had net capital loss carryovers of approximately $11,000. Such losses will be available to offset future capital gains and will expire between August 31, 2001 and 2004. During the fiscal year ended August 31, 1996, NYTFMM utilized capital loss carryovers of approximately $12,000. To the extent that any net capital losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
--------------------------------------------------------------------------------

4.   TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

                            Vista 100% U.S. Treasury Securities Money Market Fund
                     --------------------------------------------------------------------
                                                 Vista Class
                     --------------------------------------------------------------------
                          9/1/96 Through 2/28/97             12/1/95 Through 8/31/96*
                     --------------------------------    --------------------------------
                         Amount            Shares            Amount            Shares
                     ---------------   --------------    ---------------   --------------
Shares sold......... $ 4,488,392,337    4,488,392,337    $ 7,409,194,967    7,409,194,967
Shares issued in
  reinvestment of
  distributions.....      32,138,229       32,138,229         40,320,411       40,320,411
Shares redeemed.....  (4,461,845,921)  (4,461,845,921)    (7,115,687,366)  (7,115,687,366)
                     ---------------   --------------    ---------------   --------------
Net increase
  (decrease) in
  Trust shares
  outstanding....... $    58,684,645       58,684,645    $   333,828,012      333,828,012
                     ===============   ==============    ===============   ==============


                                                Premier Class
                     --------------------------------------------------------------------
                          9/1/96 Through 2/28/97             6/3/96 Through 8/31/96**
                     --------------------------------    --------------------------------
                         Amount            Shares            Amount            Shares
                     ---------------   --------------    ---------------   --------------
Shares sold......... $     3,745,103        3,745,103    $       491,675          491,675
Shares issued in
  reinvestment of
  distributions.....          13,098           13,098              2,269            2,269
Shares redeemed.....        (285,030)        (285,030)          (266,994)        (266,994)
                     ---------------   --------------    ---------------   --------------
Net increase
  (decrease) in
  Trust shares
  outstanding....... $     3,473,171        3,473,171    $       226,950          226,950
                     ===============   ==============    ===============   ==============

                                             Institutional Class
                     --------------------------------------------------------------------
                          9/1/96 Through 2/28/97             6/3/96 Through 8/31/96**
                     --------------------------------    --------------------------------
                         Amount            Shares            Amount            Shares
                     ---------------   --------------    ---------------   --------------
Shares sold......... $   383,525,786      383,525,786    $    22,275,210       22,275,210
Shares issued in
  reinvestment of
  distributions.....       2,247,098        2,247,098              2,557            2,557
Shares redeemed.....    (262,667,687)    (262,667,687)       (22,277,555)     (22,277,555)
                     ---------------   --------------    ---------------   --------------
Net increase
  (decrease) in
  Trust shares
  outstanding....... $   123,105,197      123,105,197    $           212              212
                     ===============   ==============    ===============   ==============

---------------
 * Commencement of operations.
** Commencement of offering of class of shares.

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
--------------------------------------------------------------------------------

                                   Vista U.S. Government Money Market Fund
                     --------------------------------------------------------------------
                                                 Vista Class
                     --------------------------------------------------------------------
                          9/1/96 Through 2/28/97            Year Ended August 31, 1996
                     --------------------------------    --------------------------------
                         Amount            Shares            Amount            Shares
                     ---------------   --------------    ---------------   --------------
Shares sold......... $ 7,868,571,712    7,868,571,712    $ 6,258,795,986    6,258,795,986
Shares issued in
  reinvestment of
  distributions.....      27,412,590       27,412,590         18,755,086       18,755,086
Shares redeemed.....  (7,878,789,687)  (7,878,789,687)    (6,113,103,556)  (6,113,103,556)
Shares acquired from
  Hanover...........              --               --      1,551,238,481    1,551,339,231
                     ---------------   --------------    ---------------   --------------
Net increase
  (decrease) in
  Trust shares
  outstanding....... $    17,194,615       17,194,615    $ 1,715,685,997    1,715,786,747
                     ===============   ==============    ===============   ==============


                                                Premier Class
                     --------------------------------------------------------------------
                          9/1/96 Through 2/28/97            Year Ended August 31, 1996
                     --------------------------------    --------------------------------
                         Amount            Shares            Amount            Shares
                     ---------------   --------------    ---------------   --------------
Shares sold......... $ 2,690,767,679    2,690,767,679    $ 6,630,692,269    6,630,692,269
Shares issued in
  reinvestment of
  distributions.....      11,515,930       11,515,930         33,440,739       33,440,739
Shares redeemed.....  (2,526,533,057)  (2,526,533,057)    (6,626,077,145)  (6,626,077,145)
                     ---------------   --------------    ---------------   --------------
Net increase
  (decrease) in
  Trust shares
  outstanding....... $   175,750,552      175,750,552    $    38,055,863       38,055,863
                     ===============   ==============    ===============   ==============

                                             Institutional Class
                     --------------------------------------------------------------------
                          9/1/96 Through 2/28/97            Year Ended August 31, 1996
                     --------------------------------    --------------------------------
                         Amount            Shares            Amount            Shares
                     ---------------   --------------    ---------------   --------------
Shares sold......... $ 8,962,537,954    8,962,537,954    $ 8,395,036,076    8,395,036,076
Shares issued in
  reinvestment of
  distributions.....      25,327,670       25,327,670         21,171,054       21,171,054
Shares redeemed.....  (7,711,315,694)  (7,711,315,694)    (7,700,527,604)  (7,700,527,604)
                     ---------------   --------------    ---------------   --------------
Net increase
  (decrease) in
  Trust shares
  outstanding....... $ 1,276,549,930    1,276,549,930    $   715,679,526      715,679,526
                     ===============   ==============    ===============   ==============

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
--------------------------------------------------------------------------------

                                    Vista Treasury Plus Money Market Fund
                     --------------------------------------------------------------------
                                                 Vista Class
                     --------------------------------------------------------------------
                          9/1/96 Through 2/28/97             5/6/96 Through 8/31/96*
                     --------------------------------    --------------------------------
                         Amount            Shares            Amount            Shares
                     ---------------   --------------    ---------------   --------------
Shares sold......... $ 8,014,640,039    8,014,640,039    $ 4,725,630,526    4,725,630,526
Shares issued in
  reinvestment of
  distributions.....      19,683,941       19,683,941         13,439,801       13,439,801
Shares redeemed.....  (7,956,154,397)  (7,956,154,397)    (5,015,161,240)  (5,015,161,240)
Hanover
  acquisition.......              --               --      1,658,337,551    1,658,435,519
                     ---------------   --------------    ---------------   --------------
Net increase
  (decrease) in
  Trust shares
  outstanding....... $    78,169,583       78,169,583    $ 1,382,246,638    1,382,344,606
                     ===============   ==============    ===============   ==============


                                                Premier Class
                     --------------------------------------------------------------------
                          9/1/96 Through 2/28/97            Year Ended August 31, 1996
                     --------------------------------    --------------------------------
                         Amount            Shares            Amount            Shares
                     ---------------   --------------    ---------------   --------------
Shares sold......... $   247,529,655      247,529,655    $   529,748,921      529,748,921
Shares issued in
  reinvestment of
  distributions.....         581,332          581,332            745,012          745,012
Shares redeemed.....    (231,099,356)    (231,099,356)      (443,040,963)    (443,040,963)
                     ---------------   --------------    ---------------   --------------
Net increase
  (decrease) in
  Trust shares
  outstanding....... $    17,011,631       17,011,631    $    87,452,970       87,452,970
                     ===============   ==============    ===============   ==============

                                             Institutional Class
                     --------------------------------------------------------------------
                          9/1/96 Through 2/28/97            Year Ended August 31, 1996
                     --------------------------------    --------------------------------
                         Amount            Shares            Amount            Shares
                     ---------------   --------------    ---------------   --------------
Shares sold......... $ 4,366,179,320    4,366,179,320    $ 1,690,470,986    1,690,470,986
Shares issued in
  reinvestment of
  distributions.....       1,500,944        1,500,944          1,414,045        1,414,045
Shares redeemed.....  (4,395,561,309)  (4,395,561,309)    (1,521,014,060)  (1,521,014,060)
                     ---------------   --------------    ---------------   --------------
Net increase
  (decrease) in
  Trust shares
  outstanding....... ($   27,881,045)     (27,881,045)   $   170,870,971      170,870,971
                     ===============   ==============    ===============   ==============

---------------
* Commencement of offering of class of shares.

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
--------------------------------------------------------------------------------

                                        Vista Federal Money Market Fund
                        ----------------------------------------------------------------
                                                  Vista Class
                        ----------------------------------------------------------------
                           9/1/96 Through 2/28/97          Year Ended August 31, 1996
                        ----------------------------    --------------------------------
                           Amount          Shares           Amount            Shares
                        -------------   ------------    ---------------   --------------
Shares sold............ $ 216,807,286    216,807,286    $   543,789,208      543,789,208
Shares issued in
  reinvestment of
  distributions........     6,665,445      6,665,445          8,492,776        8,492,776
Shares redeemed........  (248,576,174)  (248,576,174)      (402,761,910)    (402,761,910)
                        -------------   ------------    ---------------   --------------
Net increase (decrease)
  in Trust shares
  outstanding.......... ($ 25,103,443)   (25,103,443)   $   149,520,074      149,520,074
                        ==============  =============   ===============   ==============


                                                 Premier Class
                        ----------------------------------------------------------------
                           9/1/96 Through 2/28/97          Year Ended August 31, 1996
                        ----------------------------    --------------------------------
                           Amount          Shares           Amount            Shares
                        -------------   ------------    ---------------   --------------
Shares sold............ $ 363,625,616    363,625,616    $   449,345,979      449,345,979
Shares issued in
  reinvestment of
  distributions........     6,475,197      6,475,197         10,216,010       10,216,010
Shares redeemed........  (331,917,167)  (331,917,167)      (359,327,225)    (359,327,225)
                        -------------   ------------    ---------------   --------------
Net increase (decrease)
  in Trust shares
  outstanding.......... $  38,183,646     38,183,646    $   100,234,764      100,234,764
                        ==============  =============   ===============   ==============

                                              Institutional Class
                        ----------------------------------------------------------------
                           9/1/96 Through 2/28/97          Year Ended August 31, 1996
                        ----------------------------    --------------------------------
                           Amount          Shares           Amount            Shares
                        -------------   ------------    ---------------   --------------
Shares sold............ $ 381,543,016    381,543,016    $ 1,125,386,751    1,125,386,751
Shares issued in
  reinvestment of
  distributions........       838,653        838,653          1,206,644        1,206,644
Shares redeemed........  (406,210,481)  (406,210,481)    (1,098,878,521)  (1,098,878,521)
                        -------------   ------------    ---------------   --------------
Net increase (decrease)
  in Trust shares
  outstanding.......... ($ 23,828,812)   (23,828,812)   $    27,714,874       27,714,874
                        ==============  =============   ===============   ==============

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
--------------------------------------------------------------------------------

                                          Vista Cash Management Fund
                     --------------------------------------------------------------------
                                                 Vista Class
                     --------------------------------------------------------------------
                          9/1/96 Through 2/28/97             12/1/95* Through 8/31/96
                     --------------------------------    --------------------------------
                         Amount            Shares            Amount            Shares
                     ---------------   --------------    ---------------   --------------
Shares sold......... $ 6,394,240,423    6,394,240,423    $ 9,308,266,616    9,308,254,347
Shares issued in
  reinvestment of
  distributions.....      31,727,877       31,727,877         37,220,903       37,220,903
Shares redeemed.....  (5,991,000,350)  (5,991,000,350)    (9,475,678,051)  (9,475,678,057)
Global Money Market
  Fund
  Acquisition.......              --               --        116,963,297      116,963,297
                     ---------------   --------------    ---------------   --------------
Net increase
  (decrease) in
  Trust shares
  outstanding....... $   434,967,950      434,967,950    ($   13,227,235)     (13,239,510)
                     ===============   ==============    ===============   ==============


                                                Premier Class
                     --------------------------------------------------------------------
                          9/1/96 Through 2/28/97             5/6/96 Through 8/31/96**
                     --------------------------------    --------------------------------
                         Amount            Shares            Amount            Shares
                     ---------------   --------------    ---------------   --------------
Shares sold......... $ 1,139,778,193    1,139,778,193    $   686,911,897      686,911,897
Shares issued in
  reinvestment of
  distributions.....       7,872,781        7,872,781          6,444,891        6,444,891
Shares redeemed.....  (1,135,549,377)  (1,135,549,377)      (714,261,726)    (714,261,726)
Global Money Market
  Fund
  Acquisition.......              --               --        454,152,332      454,152,332
                     ---------------   --------------    ---------------   --------------
Net increase
  (decrease) in
  Trust shares
  outstanding....... $    12,101,597       12,101,597    $   433,247,394      433,247,394
                     ===============   ==============    ===============   ==============

                                             Institutional Class
                     --------------------------------------------------------------------
                          9/1/96 Through 2/28/97             5/6/96 Through 8/31/96**
                     --------------------------------    --------------------------------
                         Amount            Shares            Amount            Shares
                     ---------------   --------------    ---------------   --------------
Shares sold......... $ 2,519,596,254    2,519,596,254    $ 1,438,773,670    1,438,773,670
Shares issued in
  reinvestment of
  distributions.....      14,065,818       14,065,818          5,302,026        5,302,026
Shares redeemed.....  (2,458,134,844)  (2,458,134,844)    (1,134,258,632)  (1,134,258,632)
Global Money Market
  Fund
  Acquisition.......              --               --        347,202,428      347,202,428
                     ---------------   --------------    ---------------   --------------
Net increase
  (decrease) in
  Trust shares
  outstanding....... $    75,527,228       75,527,228    $   657,019,492      657,019,492
                     ===============   ==============    ===============   ==============

---------------
 * In 1996, the CMMM changed its fiscal year end from November 30 to August 31. ** Commenced offering class of shares.

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
--------------------------------------------------------------------------------

                                        Vista Prime Money Market Fund
                     --------------------------------------------------------------------
                                                   B Shares
                     --------------------------------------------------------------------
                          9/1/96 Through 2/28/97            Year Ended August 31, 1996
                     --------------------------------    --------------------------------
                         Amount            Shares            Amount            Shares
                     ---------------   --------------    ---------------   --------------
Shares sold......... $    20,078,652       20,078,652    $    35,409,443       35,409,443
Shares issued in
  reinvestment of
  distributions.....         169,395          169,395            320,115          320,115
Shares redeemed.....     (28,221,866)     (28,221,866)       (24,942,312)     (24,942,312)
                     ---------------   --------------    ---------------   --------------
Net increase
  (decrease) in
  Trust shares
  outstanding....... ($    7,973,819)      (7,973,819)   $    10,787,246       10,787,246
                     ===============   ==============    ===============   ==============


                                                Premier Class
                     --------------------------------------------------------------------
                          9/1/96 Through 2/28/97            Year Ended August 31, 1996
                     --------------------------------    --------------------------------
                         Amount            Shares            Amount            Shares
                     ---------------   --------------    ---------------   --------------
Shares sold......... $ 1,717,130,561    1,717,130,561    $ 3,175,395,904    3,175,395,904
Shares issued in
  reinvestment of
  distributions.....       3,449,554        3,449,554          5,091,960        5,091,960
Shares redeemed.....  (1,692,262,444)  (1,692,262,444)    (2,824,488,570)  (2,824,488,570)
                     ---------------   --------------    ---------------   --------------
Net increase
  (decrease) in
  Trust shares
  outstanding....... $    28,317,671       28,317,671    $   355,999,294      355,999,294
                     ===============   ==============    ===============   ==============

                                             Institutional Class
                     --------------------------------------------------------------------
                          9/1/96 Through 2/28/97            Year Ended August 31, 1996
                     --------------------------------    --------------------------------
                         Amount            Shares            Amount            Shares
                     ---------------   --------------    ---------------   --------------
Shares sold......... $ 7,789,162,141    7,789,162,141    $ 9,553,681,410    9,553,681,410
Shares issued in
  reinvestment of
  distributions.....      11,256,901       11,256,901         13,615,855       13,615,855
Shares redeemed.....  (7,676,175,872)  (7,676,175,872)    (9,028,393,096)  (9,028,393,096)
                     ---------------   --------------    ---------------   --------------
Net increase
  (decrease) in
  Trust shares
  outstanding....... $   124,243,170      124,243,170    $   538,904,169      538,904,169
                     ===============   ==============    ===============   ==============

5. CONCENTRATION OF CREDIT RISK -- As of February 28, 1997 CMMM invested 80.8% of its net assets in financial institutions, of which 14.7% was invested in Broker Dealers, 28.5% in Banking and 37.6% in other financial service providers. PMM invested 68.6% of its net assets in financial institutions, of which 6.5% was invested in Broker Dealers, 20.8% in Banking and 41.3% in other financial service providers. General economic conditions, as well as exposure to credit losses arising from possible financial difficulties of borrowers, play an important role in the operation of the financial services industry.

VISTA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)
--------------------------------------------------------------------------------

6. TRUSTEE COMPENSATION -- The Funds have adopted an unfunded noncontributory defined benefit pension plan covering all independent trustees of the Funds who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on compensation and years of service. Pension expenses for the year ended February 28, 1997, included in Trustees Fees and Expenses in the Statement of Operations, and accrued pension liability included in other accrued liabilities in the Statement of Assets and Liabilities were as follows:

                                                                             Accrued
                                                                 Pension     Pension
                              Fund                               Expenses    Liability
---------------------------------------------------------------- --------    --------
USTSMM.......................................................... $25,450     $143,934
USGMM...........................................................  56,980      307,465
TPMM............................................................  24,740      132,924
FMM.............................................................  10,221       51,423
CMMM............................................................  34,927      203,789
PMM.............................................................  16,064       97,768

7. ACQUISITION -- On May 6, 1996, The Vista 100% U.S. Treasury Securities Money Market Fund acquired the net assets of the Hanover 100% U.S. Treasury Securities Fund in a tax-free reorganization. At the time of the reorganization, the acquired Fund had approximately $321 million in net assets. The Vista Fund had no assets prior to the acquisition.

Also on May 6, 1996, the Vista Treasury Plus Money Market Fund, the Vista U.S. Government Money Market Fund and Vista Cash Management Fund acquired all the net assets of the following Hanover Money Market Funds: The U.S. Treasury Fund, The Government Fund and The Cash Management Fund, respectively, pursuant to a plan of reorganization approved by Hanover Fund shareholders in April of 1996. The acquisition was accomplished by a tax-free exchange of shares, at $1 per share, as shown in the table below. With respect to the mergers of USTSMM and CMMM, the accounting survivor was determined to be the respective Hanover Fund. The information included in the financial statements for USTSMM and CMMM for the period prior to May 6, 1996 relates to the predecessor Hanover Fund.

                                                        The              The           The Cash
                  HANOVER MONEY                    U.S. Treasury     Government       Management
                   MARKET FUNDS                         Fund            Fund             Fund
                                                   --------------  ---------------  --------------
Hanover Shares Exchanged..........................  1,658,435,519   1,551,339,231    1,521,305,012
                                                     ------------    ------------      -----------

                                                                                         Cash
                                                   Treasury Plus   U.S. Government    Management
             VISTA MONEY MARKET FUNDS                   Fund            Fund             Fund
                                                   --------------  ---------------  --------------
Vista Shares Issued...............................  1,658,435,519   1,551,339,231    1,521,305,012
Aggregate Net Assets After Acquisition............ $1,823,107,460  $4,130,007,607   $2,439,610,451

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OF BENEFICIAL INTEREST
OUTSTANDING
Throughout each period indicated (unaudited)
--------------------------------------------------------------------------------

                                                          Vista 100% U.S. Treasury Securities Money Market Fund
                                            ---------------------------------------------------------------------------------
                                                                                                                      Premier
                                                                         Vista Shares                                 Shares
                                            -----------------------------------------------------------------------   -------
                                              9/1/96      12/1/95*               Year Ended November 30,              9/1/96
                                             Through      Through     ---------------------------------------------   Through
                                             2/28/97      8/31/96        1995         1994        1993       1992     2/28/97
                                            ----------   ----------   ----------   ----------   --------   --------   -------
Per Share Operating Performance
Net Asset Value, Beginning of Period......  $     1.00   $     1.00   $     1.00   $     1.00   $   1.00   $   1.00   $ 1.00
                                               -------      -------      -------      -------    -------     ------   -------
 Income from Investment Operations
 Net Investment Income....................       0.024        0.035        0.050        0.033      0.026      0.033    0.024
                                               -------      -------      -------      -------    -------     ------   -------
 Less Dividends from Net Investment
   Income.................................       0.024        0.035        0.050        0.033      0.026      0.033    0.024
                                               -------      -------      -------      -------    -------     ------   -------
Net Assets Value, End of Period...........  $     1.00   $     1.00   $     1.00   $     1.00   $   1.00   $   1.00   $ 1.00
                                               =======      =======      =======      =======    =======     ======   =======
Total Return..............................       2.37%        3.50%        5.15%        3.32%      2.62%      3.33%    2.39%
                                                  ====         ====         ====         ====       ====       ====    =====
Ratios/Supplemental Data
 Net Assets, End of Period (000
   omitted)...............................  $1,729,930   $1,671,603   $1,337,549   $1,024,125   $873,631   $383,688   $3,700
 Ratio of Expenses to Average Net
   Assets#................................       0.59%        0.60%        0.58%        0.59%      0.58%      0.55%    0.55%
 Ratio of Net Investment Income to Average
   Net Assets#............................       4.69%        4.58%        4.99%        3.26%      2.58%      3.28%    4.74%
 Ratio of Expenses Without Waivers and
   Assumption of Expenses to Average Net
   Assets#................................       0.71%        0.68%        0.61%        0.62%      0.61%      0.67%    0.80%
 Ratio of Net Investment Income Without
   Waivers and Assumption of Expenses to
   Average Net Assets#....................       4.57%        4.50%        4.96%        3.23%      2.55%      3.16%    4.49%

                                Vista 100% U.S. Treasury Securities Money Market Fund
                                -----------------------------------------------------
                                            Premier      Institutional
                                             Shares           Shares
                                            -------    -------------------
                                            6/3/96**    9/1/96    6/3/96**
                                            Through    Through    Through
                                            8/31/96    2/28/97    8/31/96
                                            --------   --------   --------
Per Share Operating Performance
Net Asset Value, Beginning of Period......  $  1.00    $   1.00    $ 1.00
                                            -------
 Income from Investment Operations
 Net Investment Income....................    0.011       0.025     0.012
                                            -------
 Less Dividends from Net Investment
   Income.................................    0.011       0.025     0.012
                                            -------
Net Assets Value, End of Period...........  $  1.00    $   1.00    $ 1.00
                                            =======
Total Return..............................    1.11%       2.54%     1.23%
                                              =====        ====     =====
Ratios/Supplemental Data
 Net Assets, End of Period (000
   omitted)...............................  $   227    $123,090    $    1
 Ratio of Expenses to Average Net
   Assets#................................    0.42%       0.27%     0.21%
 Ratio of Net Investment Income to Average
   Net Assets#............................    3.45%       5.01%     3.65%
 Ratio of Expenses Without Waivers and
   Assumption of Expenses to Average Net
   Assets#................................    0.42%       0.27%     0.21%
 Ratio of Net Investment Income Without
   Waivers and Assumption of Expenses to
   Average Net Assets#....................    3.45%       5.01%     3.65%

---------------
 * In 1996, the Fund changed its fiscal year from November 30 to August 31, see
Note 7.
** Commencement of offering class of shares.
 # Short periods have been annualized.

                       See notes to financial statements.

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OF BENEFICIAL INTEREST
OUTSTANDING
Throughout each period indicated (unaudited) (continued)
--------------------------------------------------------------------------------

                                                                               Vista U.S. Government Money Market Fund
                                                                         ----------------------------------------------------
                                                                                             Vista Shares
                                                                         ----------------------------------------------------

                                                                           9/1/96         9/1/95        9/1/94       11/1/93
                                                                          Through        Through       Through       Through
                                                                          2/28/97        8/31/96       8/31/95      8/31/94++
                                                                         ----------     ----------     --------     ---------
Per Share Operating Performance
Net Asset Value, Beginning of Period..................................   $     1.00     $     1.00     $   1.00     $   1.00
                                                                         ----------     ----------     --------     ---------
 Income from Investment Operations:
 Net Investment Income................................................        0.024          0.049        0.049        0.025
                                                                         ----------     ----------     --------     ---------
 Less Dividends from Net Investment Income............................        0.024          0.049        0.049        0.025
                                                                         ----------     ----------     --------     ---------
Net Asset Value, End of Period........................................   $     1.00     $     1.00     $   1.00     $   1.00
                                                                         ==========     ==========     ========     =========
Total Return..........................................................        2.44%          4.97%        5.05%        2.48%
                                                                              =====          =====        =====       ======
Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted)...............................   $2,074,251     $2,057,023     $341,336     $335,365
 Ratio of Expenses to Average Net Assets#.............................        0.59%          0.65%        0.80%        0.80%
 Ratio of Net Investment Income to Average Net Assets#................        4.85%          4.83%        4.93%        2.94%
 Ratio of Expenses Without Waivers and Assumption of Expenses to
   Average Net Assets#................................................        0.72%          0.73%        0.80%        0.80%
 Ratio of Net Investment Income Without Waivers and Assumption of
   Expenses to Average Net Assets #...................................        4.72%          4.75%        4.93%        2.94%

                                                         Vista U.S. Government Money Market Fund
                                                         ----------------------------------------------------
                                                                      Vista Shares
                                                                      ------------
                                                                        1/1/93*
                                                                        Through
                                                                        10/31/93
                                                                        --------
Per Share Operating Performance
Net Asset Value, Beginning of Period..................................  $   1.00
                                                                        --------
 Income from Investment Operations:
 Net Investment Income................................................     0.019
                                                                        --------
 Less Dividends from Net Investment Income............................     0.019
                                                                        --------
Net Asset Value, End of Period........................................  $   1.00
                                                                        ========
Total Return..........................................................     2.02%
                                                                           =====
Ratios/Supplemental Data:
Net Assets, End of Period (000 omitted)...............................  $323,498
 Ratio of Expenses to Average Net Assets#.............................     0.82%
 Ratio of Net Investment Income to Average Net Assets#................     2.39%
 Ratio of Expenses Without Waivers and Assumption of Expenses to
   Average Net Assets#................................................     0.82%
 Ratio of Net Investment Income Without Waivers and Assumption of
   Expenses to Average Net Assets #...................................     2.39%

---------------
 * Commencement of sale of shares.
 # Short Periods have been annualized.
++ In 1994 USGMM changed its fiscal year-end from October 31 to August 31.

                       See notes to financial statements.

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OF BENEFICIAL INTEREST
OUTSTANDING
Throughout each period indicated (unaudited) (continued)
--------------------------------------------------------------------------------

                                                            Vista U.S. Government Money Market Fund
                                  --------------------------------------------------------------------------------------------
                                                                                                                    Institutional
                                                                  Premier Shares                                    Shares
                                  -------------------------------------------------------------------------------   ----------

                                   9/1/96     9/1/95     9/1/94     11/1/93       Year        7/1/92       Year       9/1/96
                                  Through    Through    Through     Through      Ended       Through      Ended      Through
                                  2/28/97    8/31/96    8/31/95    8/31/94++    10/31/93    10/31/92**   6/30/92     2/28/97
                                  --------   --------   --------   ---------   ----------   ----------   --------   ----------
Per Share Operating Performance
Net Asset Value, Beginning of
 Period.........................  $   1.00   $   1.00   $   1.00   $   1.00    $     1.00    $   1.00    $   1.00   $     1.00
                                  --------   --------   --------   ---------   ----------   ----------   --------   ----------
 Income from Investment
   Operations
 Net Investment Income..........     0.024      0.050      0.052      0.027         0.027       0.010       0.041+       0.026
                                  --------   --------   --------   ---------   ----------   ----------   --------   ----------
 Less Dividends from Net
   Investment Income............     0.024      0.050      0.052      0.027         0.027       0.010       0.041+       0.026
                                  --------   --------   --------   ---------   ----------   ----------   --------   ----------
Net Asset Value, End of
 Period.........................  $   1.00   $   1.00   $   1.00   $   1.00    $     1.00    $   1.00    $   1.00   $     1.00
                                  ========== ========== ========== =========== ============ ============ ========== ============
Total Return....................     2.46%      5.15%      5.31%      2.70%         2.70%       0.98%       4.68%        2.61%
                                      ====       ====       ====      =====          ====       =====        ====         ====
Ratios/Supplemental Data:
Net Assets, End of Period (000
 omitted).......................  $977,429   $801,665   $763,609   $545,999    $1,069,704    $108,505    $ 78,795   $2,458,314
 Ratio of Expenses to Average
   Net Assets#..................     0.55%      0.55%      0.55%      0.55%         0.55%       0.58%       0.57%        0.24%
 Ratio of Net Investment Income
   to Average Net Assets#.......     4.89%      5.04%      5.22%      3.13%         2.66%       2.87%       4.10%        5.19%
 Ratio of Expenses Without
   Waivers and Assumption of
   Expenses to Average Net
   Assets#......................     0.60%      0.59%      0.59%      0.61%         0.67%       0.70%       0.64%        0.24%
 Ratio of Net Investment Income
   Without Waivers and
   Assumption of Expenses to
   Average Net Assets#..........     4.84%      5.00%      5.18%      3.07%         2.54%       2.75%       4.03%        5.19%

                                Vista U.S. Government Money Market Fund
                                ---------------------------------------
                                         Institutional Shares
                                ---------------------------------------
                                    9/1/95      9/1/94    12/10/93*
                                   Through     Through     Through
                                   8/31/96     8/31/95    8/31/94++
                                  ----------   --------   ----------
Per Share Operating Performance
Net Asset Value, Beginning of
 Period.........................  $     1.00   $   1.00    $   1.00
                                  ----------   --------   ----------
 Income from Investment
   Operations
 Net Investment Income..........       0.053      0.055       0.026
                                  ----------   --------   ----------
 Less Dividends from Net
   Investment Income............       0.053      0.055       0.026
                                  ----------   --------   ----------
Net Asset Value, End of
 Period.........................  $     1.00   $   1.00    $   1.00
                                  ============ ========== ============
Total Return....................       5.45%      5.60%       2.61%
                                        ====       ====       =====
Ratios/Supplemental Data:
Net Assets, End of Period (000
 omitted).......................  $1,181,763   $466,083    $212,810
 Ratio of Expenses to Average
   Net Assets#..................       0.27%      0.27%       0.27%
 Ratio of Net Investment Income
   to Average Net Assets#.......       5.30%      5.58%       3.81%
 Ratio of Expenses Without
   Waivers and Assumption of
   Expenses to Average Net
   Assets#......................       0.27%      0.28%       0.27%
 Ratio of Net Investment Income
   Without Waivers and
   Assumption of Expenses to
   Average Net Assets#..........       5.30%      5.57%       3.81%

---------------
 * Commencement of sale of shares.
 # Short Periods have been annualized.
 + Includes .001 realized gain from investments, and distribution of gains. ** In 1992 the Trinity Government Fund, the predecessor to the Vista U.S.
   Government Money Market Fund, changed its fiscal year-end from June 30 to October 31.
++ In 1994 USGMM changed its fiscal year-end from October 31 to August 31.

                       See notes to financial statements.

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OF BENEFICIAL INTEREST
OUTSTANDING
Throughout each period indicated (unaudited) (continued)
--------------------------------------------------------------------------------

                                                             Vista Treasury Plus Money Market Fund
                                      -----------------------------------------------------------------------------------
                                                                                                                 Institutional
                                            Vista Shares                        Premier Shares                   Shares
                                      ------------------------    -------------------------------------------    --------

                                        9/1/96       5/6/96*       9/1/96      9/1/95     9/1/94     4/22/94*     9/1/96
                                       Through       Through      Through     Through     Through    Through     Through
                                       2/28/97       8/31/96      2/28/97     8/31/96     8/31/95    8/31/94     2/28/97
                                      ----------    ----------    --------    --------    -------    --------    --------
Per Share Operating Performance
Net Asset Value, Beginning of
 Period............................   $     1.00    $     1.00    $   1.00    $   1.00    $ 1.00      $ 1.00     $   1.00
                                      ----------      --------     -------      ------    --------   -------      -------
 Income from Investment Operations
 Net Investment Income.............        0.023         0.015       0.024       0.050     0.050       0.014        0.025
                                      ----------      --------     -------      ------    --------   -------      -------
 Less Dividends from Net Investment
   Income..........................        0.023         0.015       0.024       0.050     0.050       0.014        0.025
                                      ----------      --------     -------      ------    --------   -------      -------
Net Asset Value, End of Period.....   $     1.00    $     1.00    $   1.00    $   1.00    $ 1.00      $ 1.00     $   1.00
                                      ==========      ========     =======      ======    ========   =======      =======
Total Return.......................        2.36%         1.50%       2.40%       5.07%     5.17%       1.37%        2.52%
                                           =====         =====       =====       =====    ======      ======        =====
Ratios/Supplemental Data
 Net Assets, End of Period
   (000 omitted)...................   $1,460,364    $1,382,184    $123,023    $106,011    $18,572     $   36     $160,611
 Ratio of Expenses to Average Net
   Assets#.........................        0.59%         0.59%       0.51%       0.52%     0.50%       0.49%        0.26%
 Ratio of Net Investment Income to
   Average Net Assets#.............        4.69%         4.63%       4.77%       4.85%     5.23%       3.85%        5.02%
 Ratio of Expenses Without Waivers
   and Assumption of Expenses to
   Average Net Assets#.............        0.71%         0.73%       0.51%       0.63%     1.57%       0.89%        0.26%
 Ratio of Net Investment Income
   Without Waivers and Assumption
   of Expenses to Average Net
   Assets#.........................        4.57%         4.49%       4.77%       4.74%     4.16%       3.46%        5.02%

                                   Vista Treasury Plus Money Market Fund
                                   -------------------------------------
                                               Institutional
                                                   Shares
                                               -------------
                                      9/1/95     9/1/94     4/20/94**
                                     Through     Through     Through
                                     8/31/96     8/31/95     8/31/94
                                     --------    -------    ---------
Per Share Operating Performance
Net Asset Value, Beginning of
 Period............................  $   1.00    $ 1.00      $  1.00
                                     --------    ------      -------
 Income from Investment Operations
 Net Investment Income.............     0.052     0.053        0.014
                                      -------     -----       ------
 Less Dividends from Net Investment
   Income..........................     0.052     0.053        0.014
                                      -------    ------       ------
Net Asset Value, End of Period.....  $   1.00    $ 1.00      $  1.00
                                     ========    ======      =======
Total Return.......................     5.29%     5.36%        1.45%
                                        =====    ======       ======
Ratios/Supplemental Data
 Net Assets, End of Period
   (000 omitted)...................  $188,513    $17,636     $14,976
 Ratio of Expenses to Average Net
   Assets#.........................     0.30%     0.32%        0.32%
 Ratio of Net Investment Income to
   Average Net Assets#.............     5.11%     5.21%        3.93%
 Ratio of Expenses Without Waivers
   and Assumption of Expenses to
   Average Net Assets#.............     0.38%     0.89%        0.53%
 Ratio of Net Investment Income
   Without Waivers and Assumption
   of Expenses to Average Net
   Assets#.........................     5.03%     4.64%        3.72%

---------------
 # Short periods have been annualized.
 * Commencement of offering of classes of shares.
** Commencement of operations.

                       See notes to financial statements.

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OF BENEFICIAL INTEREST
OUTSTANDING
Throughout each period indicated (unaudited) (continued)
--------------------------------------------------------------------------------

                                                              Vista Federal Money Market Fund
                                  ----------------------------------------------------------------------------------------
                                                  Vista Shares                                Premier Shares
                                  --------------------------------------------   -----------------------------------------

                                   9/1/96      9/1/95      9/1/94     5/9/94*     9/1/96     9/1/95     9/1/94    4/22/94*
                                   Through     Through     Through    Through    Through    Through    Through    Through
                                   2/28/97     8/31/96     8/31/95    8/31/94    2/28/97    8/31/96    8/31/95    8/31/94
                                  ---------   ---------   ---------   --------   --------   --------   --------   --------
Per Share Operating Performance
Net Asset Value, Beginning of
 Period.........................  $    1.00   $    1.00   $    1.00   $  1.00    $   1.00   $   1.00   $   1.00   $  1.00
                                   --------    --------     -------   --------   --------    -------   --------   --------
 Income from Investment
   Operations
 Net Investment Income..........      0.023       0.048       0.051     0.013       0.024      0.050      0.053     0.015
                                   --------    --------     -------   --------   --------    -------   --------   --------
 Less Dividends from Net
   Investment Income............      0.023       0.048       0.051     0.013       0.024      0.050      0.053     0.015
                                   --------    --------     -------   --------   --------    -------   --------   --------
Net Asset Value, End of
 Period.........................  $    1.00   $    1.00   $    1.00   $  1.00    $   1.00   $   1.00   $   1.00   $  1.00
                                   ========    ========     =======   ========   ========    =======   ========   ========
Total Return....................      2.37%       4.83%       5.20%     1.26%       2.47%      5.14%      5.40%     1.47%
                                       ====        ====        ====     =====        ====       ====       ====     =====
Ratios/Supplemental Data
Net Assets, End of Period
 (000 omitted)..................  $ 327,818   $ 352,934   $ 203,399   $19,955    $286,928   $248,757   $148,512   $55,768
 Ratio of Expenses to Average
   Net Assets#..................      0.70%       0.70%       0.69%     0.40%       0.50%      0.50%      0.49%     0.35%
 Ratio of Net Investment Income
   to Average Net Assets#.......      4.70%       4.79%       5.16%     4.36%       4.90%      4.99%      5.32%     4.38%
 Ratio of Expenses Without
   Waivers and Assumption of
   Expenses to Average Net
   Assets#......................      0.83%       0.93%       0.93%     1.02%       0.52%      0.52%      0.59%     0.74%
 Ratio of Net Investment Income
   Without Waivers and
   Assumption of Expenses to
   Average Net Assets#..........      4.57%       4.56%       4.92%     3.74%       4.88%      4.97%      5.22%     4.00%

                                        Vista Federal Money Market Fund
                                        -------------------------------
                                             Institutional Shares
                                  ------------------------------------------
                                   9/1/96     9/1/95     9/1/94    4/20/94**
                                  Through    Through    Through     Through
                                  2/28/97    8/31/96    8/31/95     8/31/94
                                  --------   --------   --------   ---------
Per Share Operating Performance
Net Asset Value, Beginning of
 Period.........................  $   1.00   $   1.00   $   1.00   $   1.00
                                  --------   --------   --------   --------
 Income from Investment
   Operations
 Net Investment Income..........     0.026      0.052      0.054      0.015
                                  --------   --------   --------   --------
 Less Dividends from Net
   Investment Income............     0.026      0.052      0.054      0.015
                                  --------   --------   --------   --------
Net Asset Value, End of
 Period.........................  $   1.00   $   1.00   $   1.00   $   1.00
                                  ========   ========   ========   ========
Total Return....................     2.58%      5.35%      5.57%      1.54%
                                      ====       ====       ====      =====
Ratios/Supplemental Data
Net Assets, End of Period
 (000 omitted)..................  $117,464   $141,312   $113,591   $117,364
 Ratio of Expenses to Average
   Net Assets#..................     0.27%      0.30%      0.31%      0.30%
 Ratio of Net Investment Income
   to Average Net Assets#.......     5.13%      5.20%      5.45%      4.26%
 Ratio of Expenses Without
   Waivers and Assumption of
   Expenses to Average Net
   Assets#......................     0.27%      0.30%      0.37%      0.49%
 Ratio of Net Investment Income
   Without Waivers and
   Assumption of Expenses to
   Average Net Assets#..........     5.13%      5.20%      5.39%      4.06%

---------------
 # Short periods have been annualized.
 * Commencement of offering of classes of shares.
** Commencement of operations.

                       See notes to financial statements.

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OF BENEFICIAL INTEREST
OUTSTANDING
Throughout each period indicated (unaudited) (continued)
--------------------------------------------------------------------------------

                                                                       Vista Cash Management Fund
                                            ---------------------------------------------------------------------------------
                                                                                                                     Premier
                                                                         Vista Shares                                 Shares
                                            ----------------------------------------------------------------------   --------
                                              9/1/96       12/1/95*              Year Ended November 30,              9/1/96
                                              Through      Through     -------------------------------------------   Through
                                              2/28/97      8/31/96        1995        1994       1993       1992     2/28/97
                                            -----------   ----------   ----------   --------   --------   --------   --------
Per Share Operating Performance
Net Asset Value, Beginning of Period......  $      1.00   $     1.00   $     1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                             ----------   ----------     --------   --------   --------   --------   --------
 Income from Investment Operations:
 Net Investment Income....................        0.024        0.037        0.054      0.036      0.027      0.035      0.025
                                             ----------   ----------     --------   --------   --------   --------   --------
 Less Dividends from Net Investment
   Income.................................        0.024        0.037        0.054      0.036      0.027      0.035      0.025
                                             ----------   ----------     --------   --------   --------   --------   --------
Net Assets Value, End of Period...........  $      1.00   $     1.00   $     1.00   $   1.00   $   1.00   $   1.00   $   1.00
                                             ==========   ==========     ========   ========   ========   ========   ========
Total Return..............................        2.45%        3.69%        5.49%      3.62%      2.74%      3.51%      2.50%
                                                   ====         ====         ====       ====       ====       ====       ====
Ratios/Supplemental Data
 Net Assets, End of Period
   (000 omitted)..........................  $ 2,056,188   $1,621,212   $1,634,493   $990,045   $861,025   $560,173   $445,405
 Ratio of Expenses to Average Net
   Assets#................................        0.59%        0.60%        0.58%      0.58%      0.61%      0.67%      0.50%
 Ratio of Net Investment Income to Average
   Net Assets#............................        4.90%        4.91%        5.35%      3.62%      2.70%      3.41%      4.98%
 Ratio of Expenses Without Waivers and
   Assumption of Expenses to Average Net
   Assets#................................        0.63%        0.63%        0.62%      0.62%      0.64%      0.72%      0.51%
 Ratio of Net Investment Income Without
   Waivers and Assumption of Expenses to
   Average Net Assets#....................        4.86%        4.88%        5.31%      3.58%      2.67%      3.36%      4.97%

                                              Vista Cash Management Fund
                                            ------------------------------
                                            Premier       Institutional
                                             Shares          Shares
                                            -------    -------------------
                                            5/6/96**    9/1/96    5/6/96**
                                            Through    Through    Through
                                            8/31/96    2/28/97    8/31/96
                                            --------   --------   --------
Per Share Operating Performance
Net Asset Value, Beginning of Period......  $   1.00   $   1.00   $   1.00
                                            --------   --------   --------
 Income from Investment Operations:
 Net Investment Income....................     0.016      0.026      0.017
                                            --------   --------   --------
 Less Dividends from Net Investment
   Income.................................     0.016      0.026      0.017
                                            --------   --------   --------
Net Assets Value, End of Period...........  $   1.00   $   1.00   $   1.00
                                            ========   ========   ========
Total Return..............................     1.61%      2.63%      1.69%
                                                ====       ====       ====
Ratios/Supplemental Data
 Net Assets, End of Period
   (000 omitted)..........................  $433,302   $732,532   $657,002
 Ratio of Expenses to Average Net
   Assets#................................     0.50%      0.24%      0.25%
 Ratio of Net Investment Income to Average
   Net Assets#............................     4.93%      5.24%      5.22%
 Ratio of Expenses Without Waivers and
   Assumption of Expenses to Average Net
   Assets#................................     0.52%      0.24%      0.25%
 Ratio of Net Investment Income Without
   Waivers and Assumption of Expenses to
   Average Net Assets#....................     4.91%      5.24%      5.22%

---------------
 * In 1996, the Fund changed its fiscal year from November 30 to August 31, see
Note 7.
** Commencement of offering class of shares.
 # Short periods have been annualized.

                       See notes to financial statements.

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OF BENEFICIAL INTEREST
OUTSTANDING
Throughout each period indicated (unaudited) (continued)
--------------------------------------------------------------------------------

                                                                   Vista Prime Money Market Fund
                                          --------------------------------------------------------------------------------
                                                         Premier Shares                         Institutional Shares
                                          --------------------------------------------    --------------------------------
                                           9/1/96      9/1/95     9/1/94     11/15/93**    9/1/96      9/1/95      9/1/94
                                          Through     Through     Through     Through     Through     Through     Through
                                          2/28/97     8/31/96     8/31/95     8/31/94     2/28/97     8/31/96     8/31/95
                                          --------    --------    -------    ---------    --------    --------    --------
Per Share Operating Performance
Net Asset Value, Beginning of Period...   $   1.00    $   1.00    $  1.00     $  1.00     $   1.00    $   1.00    $   1.00
                                          --------    --------    -------    ---------    --------    --------    --------
 Income from Investment Operations
   Net Investment Income...............      0.025       0.052      0.053       0.027        0.026       0.054       0.055
   Net Realized Loss on Securities.....         --          --     (0.003)         --           --          --      (0.003)
                                          --------    --------    -------    ---------    --------    --------    --------
   Total Income from Investment
    Operations.........................      0.025       0.052      0.050       0.027        0.026       0.054       0.052
                                          --------    --------    -------    ---------    --------    --------    --------
   Voluntary Capital Contribution......         --          --      0.003          --           --          --       0.003
   Less Dividends from Net Investment
    Income.............................      0.025       0.052      0.053       0.027        0.026       0.054       0.055
                                          --------    --------    -------    ---------    --------    --------    --------
Net Asset Value, End of Period.........   $   1.00    $   1.00    $  1.00     $  1.00     $   1.00    $   1.00    $   1.00
                                          =========   =========   ========   ==========   =========   =========   =========
Total Return...........................      2.55%       5.32%      5.44%       2.75%        2.65%       5.51%       5.62%
                                              ====        ====       ====       =====         ====        ====        ====
Ratios/Supplemental Data:
 Net Assets, End of Period
   (000 omitted).......................   $447,056    $418,736    $62,737     $73,253     $848,792    $724,544    $185,640
 Ratio of Expenses to Average Net
   Assets#.............................      0.45%       0.45%      0.45%       0.45%        0.25%       0.26%       0.27%
 Ratio of Net Investment Income to
   Average Net Assets#.................      5.07%       5.18%      5.24%       3.15%        5.27%       5.33%       5.57%
 Ratio of Expenses Without Waivers and
   Assumption of Expenses to Average
   Net Assets #........................      0.53%       0.51%      0.65%       0.56%        0.25%       0.26%       0.35%
 Ratio of Net Investment Income Without
   Waivers and Assumption of Expenses
   to Average Net Assets#..............      4.99%       5.12%      5.04%       3.04%        5.27%       5.33%       5.49%

                                                     Vista Prime Money Market Fund
                                         --------------------------------------------------------
                                       Institutional
                                          Shares                       B Shares
                                         ---------    -------------------------------------------
                                         4/26/94*      9/1/96     9/1/95      9/1/94     4/21/94*
                                          Through     Through     Through    Through     Through
                                          8/31/94     2/28/97     8/31/96    8/31/95     8/31/94
                                         ---------    --------    -------    --------    --------
Per Share Operating Performance
Net Asset Value, Beginning of Period...   $  1.00     $   1.00    $  1.00     $ 1.00      $ 1.00
                                         ---------    --------    -------    --------    --------
 Income from Investment Operations
   Net Investment Income...............     0.014        0.021      0.042      0.043       0.011
   Net Realized Loss on Securities.....        --           --         --     (0.003)         --
                                         ---------    --------    -------    --------    --------
   Total Income from Investment
    Operations.........................     0.014        0.021      0.042      0.040       0.011
                                         ---------    --------    -------    --------    --------
   Voluntary Capital Contribution......        --           --         --      0.003          --
   Less Dividends from Net Investment
    Income.............................     0.014        0.021      0.042      0.043       0.011
                                         ---------    --------    -------    --------    --------
Net Asset Value, End of Period.........   $  1.00     $   1.00    $  1.00     $ 1.00      $ 1.00
                                         ==========   =========   ========   =========   =========
Total Return...........................     1.50%        2.03%      4.25%      4.37%       1.11%
                                            =====         ====       ====      =====       =====
Ratios/Supplemental Data:
 Net Assets, End of Period
   (000 omitted).......................   $57,961     $  7,694    $15,667     $4,880      $1,452
 Ratio of Expenses to Average Net
   Assets#.............................     0.27%        1.47%      1.47%      1.47%       1.47%
 Ratio of Net Investment Income to
   Average Net Assets#.................     4.21%        4.05%      4.17%      4.33%       2.96%
 Ratio of Expenses Without Waivers and
   Assumption of Expenses to Average
   Net Assets #........................     0.37%        1.52%      1.71%      2.53%       1.67%
 Ratio of Net Investment Income Without
   Waivers and Assumption of Expenses
   to Average Net Assets#..............     4.11%        4.00%      3.93%      3.27%       2.76%

---------------

 # Short periods have been annualized.
 * Commencement of offering of classes of shares.
** Commencement of operations.

                       See notes to financial statements.

                              VISTA SERVICE CENTER
                                P.O. BOX 419392
                             KANSAS CITY, MO 64179

                       Investment Adviser, Administrator,
               Shareholder and Fund Servicing Agent and Custodian
                            The Chase Manhattan Bank

                                  Distributor
                         Vista Fund Distributors, Inc.

                                 Transfer Agent
                               DST Systems, Inc.

                                 Legal Counsel
                           Simpson Thacher & Bartlett

                            Independent Accountants
                              Price Waterhouse LLP

Vista Mutual funds are distributed by Vista fund Distributors, Inc., which is unaffiliated with The Chase Manhattan Bank. Chase and its respective affiliates receive compensation from the Vista Funds for providing investment advisory and other services.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanies by a prospectus.

To obtain a prospectus for any of the Vista funds, call 1-800-34-VISTA. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

The financial information in this report has been taken from the books and records of the Funds without examination by independent accountants, who express no opinion thereto.

                                                                       VMM-3-497